UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.  Schedule of Investments

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Equities — 58.54%
U.S. Equities — 39.61%
Allergan, Inc.	207,000	$22,459,500
Allstate Corp.	189,000	9,848,790
American Electric Power Co., Inc.	241,150	8,203,923
American International Group, Inc.	381,500	25,213,335
Analog Devices, Inc.	263,300	10,081,757
Anheuser-Busch Cos., Inc., Series B	169,100	7,232,407
AT&T, Inc.	479,800	12,973,792
Baker Hughes, Inc.	93,500	6,395,400
Borg-Warner, Inc.	107,000	6,424,280
Bristol-Myers Squibb Co.	303,300	7,464,213
Burlington Northern Santa Fe Corp.	253,600	21,132,488
Caremark Rx, Inc. (a)	185,100	9,103,218
Cendant Corp.	425,300	7,378,955
Cephalon, Inc., (a)(b)	87,400	5,265,850
Citigroup, Inc.	948,575	44,801,197
Costco Wholesale Corp.	337,300	18,268,168
Dell, Inc. (a)	394,900	11,752,224
DIRECTV Group, Inc. (a)	780,000	12,792,000
Exelon Corp.	489,000	25,868,100
Expedia, Inc. (a)	639,300	12,958,611
ExxonMobil Corp.	158,800	9,664,568
FedEx Corp.	151,700	17,132,998
Fifth Third Bancorp	481,700	18,959,712
Freddie Mac	253,700	15,475,700
Genzyme Corp. (a)	268,800	18,068,736
Harley-Davidson, Inc.	174,200	9,037,496
Hartford Financial Services Group, Inc.	130,400	10,503,720
Healthsouth Corp. (a)(b)	298,100	1,487,519
Illinois Tool Works, Inc.	225,800	21,746,798
Intel Corp.	749,300	14,498,955
Johnson & Johnson	374,424	22,173,390
Johnson Controls, Inc.	232,100	17,623,353
JPMorgan Chase & Co.	508,000	21,153,120
Kohl’s Corp. (a)	251,500	13,332,015
Kroger Co. (a)	684,700	13,940,492
Lockheed Martin Corp.	221,600	16,648,808
Marathon Oil Corp.	204,700	15,591,999
Masco Corp.	658,900	21,407,661
Medco Health Solutions, Inc. (a)	232,300	13,292,206
Medtronic, Inc.	123,800	6,282,850
Mellon Financial Corp.	604,500	21,520,200
Mercury Interactive Corp. (a)	225,200	7,836,960
Mettler Toledo International, Inc. (a)	36,600	2,208,444
Microsoft Corp.	1,442,100	39,239,541
Morgan Stanley	569,850	35,797,977
NiSource, Inc.	287,700	5,817,294
Northeast Utilities	125,400	2,449,062
Northrop Grumman Corp.	200,100	13,664,829
Omnicom Group, Inc.	254,100	21,153,825
Oracle Corp. (a)	1,413,700	19,353,553
Pepco Holdings, Inc.	188,500	4,295,915
PNC Financial Services Group, Inc.	210,000	14,135,100
R.H. Donnelley Corp. (a)	93,327	5,434,431
Sempra Energy	228,300	10,606,818

1

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Sprint Nextel Corp.	1,237,826	$31,985,424
Symantec Corp. (a)	788,576	13,271,734
Sysco Corp.	193,400	6,198,470
UnitedHealth Group, Inc.	478,400	26,723,424
Univision Communications, Inc. (a)	150,000	5,170,500
Waters Corp. (a)	215,200	9,285,880
WellPoint, Inc. (a)	193,200	14,959,476
Wells Fargo & Co.	491,100	31,366,557
Wyeth	710,100	34,454,052
Xilinx, Inc.	228,100	5,807,426
Zimmer Holdings, Inc. (a)	96,000	6,489,600

Total U.S. Equities		972,866,796

International Equities — 18.93%
Australia — 0.48%
National Australia Bank Ltd.	124,453	3,358,916
Qantas Airways Ltd.	1,278,405	3,239,844
QBE Insurance Group Ltd. (b)	329,367	5,159,169

		11,757,929

Austria — 0.10%
Telekom Austria AG	99,350	2,341,727

Belgium — 0.39%
Fortis	81,325	2,905,363
KBC Groep NV S.A.	46,639	5,007,625
Solvay S.A.	13,765	1,589,711

		9,502,699

Bermuda — 0.35%
Accenture Ltd., Class A	282,900	8,506,803

Canada — 0.83%
Alcan, Inc.	48,830	2,234,009
Canadian Pacific Railway Ltd.	67,500	3,367,342
Cott Corp. (a)	98,300	1,265,943
Falconbridge Ltd. (b)	32,100	1,123,369
Inco Ltd.	23,100	1,151,588
Magna International, Inc., Class A	21,300	1,605,913
Manulife Financial Corp.	35,400	2,220,665
Petro-Canada	85,700	4,063,935
Toronto Dominion Bank (b)	61,800	3,443,358

		20,476,122

Cayman Islands — 0.51%
GlobalSantaFe Corp.	207,700	12,617,775

Finland — 0.28%
Nokia Oyj (b)	131,510	2,722,046
UPM-Kymmene Oyj (b)	173,160	4,091,957

		6,814,003

2

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

France — 1.42%
AXA S.A.	214,445	$7,525,985
France Telecom S.A.	273,931	6,161,239
Sanofi-Aventis S.A.	85,062	8,091,967
Total S.A.	43,436	11,459,274
Unibail REIT	9,547	1,723,860

		34,962,325

Germany — 1.41%
Allianz AG	52,863	8,826,466
Bayerische Motoren Werke AG	40,376	2,223,853
Deutsche Postbank AG (b)	61,728	4,479,328
E.ON AG	54,766	6,026,894
Hannover Rueckversicherung AG	28,593	1,060,650
MAN AG	53,392	3,705,546
Metro AG	39,530	2,026,837
Premiere AG (a)(b)	42,607	756,428
Schering AG	31,046	3,227,685
Siemens AG	24,358	2,274,085

		34,607,772

Hong Kong — 0.28%
Esprit Holdings Ltd.	254,000	1,977,227
Hutchison Telecommunications International Ltd. (a)	1,138,000	1,943,318
Sun Hung Kai Properties Ltd.	187,000	1,899,126
Yue Yuen Industrial Holdings	395,500	1,164,712

		6,984,383

Ireland — 0.40%
Bank of Ireland	340,226	6,328,849
CRH PLC	85,987	3,001,056
Depfa Bank PLC	33,447	595,832

		9,925,737

Italy — 0.37%
ENI SpA	112,123	3,190,374
UniCredito Italiano SpA	809,711	5,853,146

		9,043,520

Japan — 3.83%
Aeon Co., Ltd.	110,600	2,682,778
Aiful Corp.	31,150	2,061,670
Asahi Breweries Ltd.	199,000	2,823,534
Bank of Yokohama Ltd.	323,000	2,645,472
Bridgestone Corp.	149,000	3,107,859
Canon, Inc.	79,000	5,228,632
East Japan Railway Co.	419	3,104,231
Funai Electric Co., Ltd. (b)	16,200	1,602,107
Honda Motor Co., Ltd.	60,500	3,747,196
Japan Tobacco, Inc.	490	1,723,534
KDDI Corp. (b)	258	1,378,777

3

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Mitsubishi Corp.	191,800	$4,367,239
Mitsui Fudosan Co., Ltd.	125,000	2,872,770
Mitsui Sumitomo Insurance Co., Ltd.	303,000	4,121,521
Nissan Motor Co., Ltd. (b)	373,100	4,431,553
Nitto Denko Corp.	58,700	4,982,268
NOK Corp.	69,200	1,863,755
Nomura Holdings, Inc.	117,800	2,627,230
NTN Corp. (b)	254,000	2,013,441
NTT DoCoMo, Inc.	2,341	3,460,782
Rohm Co., Ltd.	38,600	4,083,008
Sekisui House Ltd.	135,000	2,014,104
Shin-Etsu Chemical Co., Ltd.	73,900	4,012,073
Sompo Japan Insurance, Inc.	161,000	2,334,979
Sumitomo Mitsui Financial Group, Inc.	506	5,588,785
Sumitomo Trust & Banking Co., Ltd.	225,000	2,603,653
Takefuji Corp. (b)	39,420	2,481,752
Tokyo Gas Co., Ltd. (b)	648,000	2,835,344
Toyota Motor Corp.	81,200	4,435,990
Yokogawa Electric Corp. (b)	152,900	2,721,542

		93,957,579

Netherlands — 1.46%
ABN AMRO Holding NV	500,943	15,018,857
Aegon NV	182,173	3,371,102
ASML Holding NV (a)	152,523	3,114,470
Koninklijke (Royal) Philips Electronics NV (b)	79,981	2,703,237
Reed Elsevier NV	194,799	2,792,674
Royal KPN NV	267,477	3,014,521
TNT NV	122,362	4,236,485
VNU NV (b)	48,343	1,571,821

		35,823,167

Norway — 0.15%
Telenor ASA	353,600	3,803,833

Panama — 0.62%
Carnival Corp.	322,700	15,286,299

Singapore — 0.02%
Jardine Cycle & Carriage Ltd.	74,000	508,339

Spain — 0.50%
Banco Santander Central Hispano S.A.	620,413	9,059,762
Repsol YPF S.A.	111,017	3,153,523

		12,213,285

Sweden — 0.32%
Electrolux AB, B Shares	101,300	2,906,920
Sandvik AB	47,400	2,802,555
Telefonaktiebolaget LM Ericsson, B Shares	557,000	2,116,865

		7,826,340

4

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Switzerland — 1.56%
Actelion Ltd. (a)	19,484	$1,935,472
Adecco S.A.	29,805	1,665,550
Credit Suisse Group (b)	207,586	11,648,001
Holcim Ltd.	33,507	2,667,914
Nestle S.A.	12,604	3,741,609
Novartis AG	90,958	5,058,455
Roche Holding AG	30,237	4,501,976
Straumann Holding AG (b)	8,064	1,837,156
Swiss Reinsurance Co.	74,813	5,227,986

		38,284,119

United Kingdom — 3.65%
AstraZeneca PLC	44,644	2,249,370
Balfour Beatty PLC	155,162	1,002,832
Barclays PLC	843,645	9,871,818
BP PLC	998,309	11,464,794
Centrica PLC	95,077	465,001
Collins Stewart Tullett PLC	134,738	1,703,032
Diageo PLC	373,641	5,884,671
Gallaher Group PLC	261,847	3,821,437
GUS PLC	106,894	1,959,321
ITV PLC	488,988	1,013,110
Kesa Electricals PLC	334,954	1,815,681
Kingfisher PLC	726,655	3,023,665
Prudential PLC	652,409	7,566,082
Rentokil Initial PLC	351,026	951,401
Royal Bank of Scotland Group PLC	298,322	9,707,846
Scottish & Southern Energy PLC	106,041	2,085,547
Taylor Nelson Sofres PLC	421,249	1,847,992
Tesco PLC	1,136,013	6,513,240
Vodafone Group PLC	5,295,561	11,086,612
Wolseley PLC	154,963	3,806,951
WPP Group PLC	158,819	1,905,311

		89,745,714

Total International Equities		464,989,470

Total Equities (Cost $1,262,620,998)		1,437,856,266

	Face
	Amount

Bonds — 19.59%
U.S. Bonds — 14.80%
U.S. Corporate Bonds — 1.96%
Albertson’s, Inc.
8.000%, due 05/01/31	$100,000	93,086
Allstate Corp.
7.200%, due 12/01/09	325,000	343,466
Altria Group, Inc.
7.750%, due 01/15/27	180,000	205,967
American Electric Power Co., Inc.
6.125%, due 05/15/06	250,000	250,262
American General Finance Corp.
5.375%, due 10/01/12	160,000	156,954
AT&T Corp. (c)
9.750%, due 11/15/31	575,000	686,586

5

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

		Face Amount	Value

AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09		$105,000	$111,193
Avon Products, Inc.
7.150%, due 11/15/09		100,000	105,798
Bank of America Corp.
7.400%, due 01/15/11		1,525,000	1,648,258
BellSouth Corp.
6.550%, due 06/15/34		300,000	299,503
Boeing Capital Corp.
7.375%, due 09/27/10		425,000	457,816
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06		250,000	250,000
Bristol-Myers Squibb Co.
5.750%, due 10/01/11		325,000	328,572
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29		490,000	551,132
C.S. First Boston USA, Inc.
3.875%, due 01/15/09		285,000	274,305
6.500%, due 01/15/12		320,000	334,186
Capital One Financial Corp.
5.500%, due 06/01/15		310,000	300,872
Cendant Corp.
6.250%, due 01/15/08		550,000	556,430
Citigroup, Inc.
5.000%, due 09/15/14		575,000	550,333
5.500%, due 11/18/15	GBP	280,000	503,570
5.625%, due 08/27/12		1,875,000	1,885,187
Comcast Cable Communications, Inc.
6.750%, due 01/30/11		975,000	1,013,520
Computer Sciences Corp.
3.500%, due 04/15/08		350,000	337,044
ConAgra Foods, Inc.
6.750%, due 09/15/11		120,000	124,716
Coors Brewing Co.
6.375%, due 05/15/12		225,000	232,012
Countrywide Home Loans, Inc.
3.250%, due 05/21/08		400,000	382,769
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08		1,825,000	1,768,429
Devon Financing Corp. ULC
6.875%, due 09/30/11		575,000	609,631
Dominion Resources, Inc.
5.950%, due 06/15/35		325,000	299,648
Duke Energy Field Services LLC
7.875%, due 08/16/10		300,000	325,636
EOP Operating LP
7.250%, due 06/15/28		300,000	315,309
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11		425,000	465,561
Exelon Generation Co. LLC
5.350%, due 01/15/14		495,000	480,504
FirstEnergy Corp., Series B
6.450%, due 11/15/11		400,000	413,894
Ford Motor Credit Co.
5.800%, due 01/12/09		6,500,000	5,936,170

6

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

FPL Group Capital, Inc.
7.625%, due 09/15/06	$350,000	$353,429
General Electric Capital Corp.
6.000%, due 06/15/12	2,625,000	2,695,857
6.750%, due 03/15/32	650,000	723,826
General Motors Acceptance Corp.
6.875%, due 09/15/11	1,095,000	1,020,627
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	1,700,000	1,794,537
Harrah’s Operating Co., Inc.
7.125%, due 06/01/07	5,000	5,085
7.500%, due 01/15/09	325,000	339,962
HSBC Bank USA N.A.
5.625%, due 08/15/35	695,000	645,631
HSBC Finance Corp.
6.750%, due 05/15/11	975,000	1,026,455
ICI Wilmington, Inc.
4.375%, due 12/01/08	260,000	250,675
International Lease Finance Corp.
3.500%, due 04/01/09	900,000	852,894
John Deere Capital Corp.
7.000%, due 03/15/12	300,000	321,674
JPMorgan Chase & Co.
6.750%, due 02/01/11	1,100,000	1,156,338
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	260,000	236,071
Kraft Foods, Inc.
5.625%, due 11/01/11	400,000	400,532
Kroger Co.
7.500%, due 04/01/31	280,000	307,714
Lockheed Martin Corp.
8.500%, due 12/01/29	175,000	227,210
Marathon Oil Corp.
6.125%, due 03/15/12	145,000	149,244
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	225,000	229,666
MBNA Corp.
7.500%, due 03/15/12	320,000	351,902
McKesson Corp.
7.750%, due 02/01/12	190,000	208,668
Metlife, Inc.
5.000%, due 11/24/13	270,000	259,147
Miller Brewing Co., 144A
5.500%, due 08/15/13	425,000	419,007
Morgan Stanley
6.750%, due 04/15/11	1,725,000	1,815,821
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	210,000	265,975
News America, Inc.
6.200%, due 12/15/34	225,000	210,716
Pacific Gas & Electric Co.
6.050%, due 03/01/34	325,000	318,039
PPL Energy Supply LLC
6.400%, due 11/01/11	235,000	242,792
Progress Energy, Inc.
7.000%, due 10/30/31	675,000	725,419

7

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	$280,000	$291,200
Safeway, Inc.
7.250%, due 02/01/31	390,000	413,275
Sempra Energy
7.950%, due 03/01/10	110,000	118,803
Sprint Capital Corp.
8.750%, due 03/15/32	700,000	875,180
TXU Energy Co. LLC
7.000%, due 03/15/13	310,000	322,886
U.S. Bank N.A.
6.375%, due 08/01/11	420,000	437,748
Union Pacific Corp.
6.700%, due 12/01/06	400,000	403,342
UST, Inc.
6.625%, due 07/15/12	130,000	134,919
Valero Energy Corp.
7.500%, due 04/15/32	335,000	385,153
Verizon New York, Inc.
6.875%, due 04/01/12	300,000	308,162
Verizon New York, Inc., Series B
7.375%, due 04/01/32	200,000	202,857
Wachovia Bank N.A.
7.800%, due 08/18/10	750,000	817,244
Washington Mutual, Inc.
5.625%, due 01/15/07	1,175,000	1,177,093
Waste Management, Inc.
7.375%, due 08/01/10	325,000	346,710
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,400,000	1,458,622
Wyeth
5.500%, due 03/15/13	400,000	395,459

		48,241,885

Asset-Backed Securities — 0.57%
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	154,963	156,185
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A (c)
5.238%, due 12/25/32	32,233	32,319
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (c)
5.158%, due 06/25/33	196,632	197,199
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class A1 (c)
4.167%, due 06/25/24	158,321	157,166
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	971,265	969,681
Hyundai Auto Receivables Trust, 05-A, Class B
4.200%, due 02/15/12	2,000,000	1,943,723
Irwin Home Equity, 06-1, Class 2A3, 144A (c)
5.770%, due 09/25/35	3,000,000	2,958,000
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	275,000	287,850
Providian Gateway Master Trust, 04-AA, Class C, 144A†
5.649%, due 03/15/11	250,000	251,992

8

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Providian Gateway Master Trust, 04-AA, Class D, 144A†
6.599%, due 03/15/11	$280,000	$284,288
Providian Gateway Master Trust, 04-BA, Class D, 144A†
6.149%, due 07/15/10	710,000	712,330
RAFC Asset-Backed Trust, 01-1, Class A3 (c)
5.115%, due 11/25/29	26,908	26,798
Rutland Rated Investments, DRYD-1A, Class A6F1, 144A
6.966%, due 06/20/13	1,070,000	1,070,000
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	146,475	129,831
Structured Asset Securities Corp., 05-S7, Class M5, 144A (c)
5.468%, due 12/25/35	2,500,000	2,515,067
WFS Financial Owner Trust, 05-2, Class D
4.840%, due 11/17/12	2,250,000	2,211,105

		13,903,534

Commercial Mortgage-Backed Securities — 0.94%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	2,000,000	2,056,797
Banc of America Large Loan, 05-ESHA, Class D, 144A† (e)
5.24%, due 07/14/20	2,000,000	2,007,621
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	695,000	745,770
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A†
5.949%, due 09/15/18	2,000,000	2,002,362
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
6.249%, due 11/15/13	152,426	152,405
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
5.348%, due 11/15/13	315,000	312,926
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	200,000	212,923
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	242,206	242,874
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	556,444	563,775
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	2,750,000	2,985,440
GS Mortgage Securities Corp., II, 97-GL, Class A2D
6.940%, due 07/13/30	3,000,000	3,038,063
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	712,660	717,193
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	194,649	199,828
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	450,000	479,819
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	320,000	345,144
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	280,000	304,024
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	9,737	9,717
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,250,000	1,308,384
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	158,561	158,595

9

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	$1,448,998	$1,411,584
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	950,000	926,550
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	143,054	145,448
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4
6.660%, due 02/15/33	50,000	52,391
PNC Mortgage Acceptance Corp., 00-C1, Class A2 (e)
7.610%, due 02/15/10	1,270,210	1,346,495
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,340,000	1,426,485

		23,152,613

Mortgage & Agency Debt Securities — 5.21%
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	115,034	116,154
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	264,633	264,690
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	2,668,285	2,653,206
C.S. First Boston Mortgage Securities Corp., 05-11, Class 1A1
6.500%, due 12/25/35	2,823,459	2,859,636
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36	4,099,951	4,125,472
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	187,846	187,928
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	1,022,557	1,035,166
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1†
5.424%, due 03/20/36	3,743,473	3,711,390
Federal Home Loan Mortgage Corp.†
4.608%, due 12/01/34	1,987,782	1,950,664
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	108,277	109,930
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	540,000	547,077
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	373,791	375,924
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	774,255	773,206
Federal Home Loan Mortgage Corp., 2978, Class JD
5.500%, due 08/15/31	4,000,000	3,935,278
Federal Home Loan Mortgage Corp., Gold
4.500%, due 05/01/34	2,927,770	2,707,473
5.500%, due 01/01/18	11,698	11,630
5.500%, due 04/01/18	275,503	273,813
5.500%, due 11/01/18 (e)	4,556,290	4,529,874
5.500%, due 12/01/18 (e)	2,628,420	2,613,181
6.000%, due 12/01/17	297,244	300,900
6.000%, due 03/01/29	902,375	905,023
6.000%, due 10/01/29	93,179	93,486
6.000%, due 12/01/30	209,976	210,470
6.500%, due 09/01/19	1,800,556	1,838,584
6.500%, due 04/01/29	3,332	3,413
6.500%, due 05/01/29	340,328	348,587

10

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

6.500%, due 06/01/29	$132,878	$136,109
6.500%, due 03/01/32	10,863	11,104
6.500%, due 11/01/32	1,134,399	1,158,838
7.000%, due 07/01/32	988,902	1,018,473
8.000%, due 09/01/25	926	987
Federal National Mortgage Association
5.000%, TBA	11,245,000	10,703,834
3.283%, due 09/01/33†	120,080	119,995
3.875%, due 07/15/08	4,005,000	3,903,766
4.094%, due 05/01/33†	402,231	411,472
4.247%, due 03/01/34†	471,368	461,730
4.250%, due 05/15/09	3,755,000	3,663,126
4.625%, due 06/01/10	2,045,000	1,994,830
4.913%, due 03/01/35†	2,860,310	2,828,984
5.000%, due 02/01/19	1,456,638	1,422,997
5.001%, due 06/01/35†	2,320,802	2,292,846
5.200%, due 11/08/10	2,880,000	2,854,688
5.251%, due 12/01/35†	3,580,530	3,544,291
5.500%, due 01/01/09	178,563	178,155
5.500%, due 10/01/17	3,065,964	3,050,474
5.500%, due 12/01/23	2,737,936	2,698,544
5.500%, due 03/01/33	448,197	438,555
5.500%, due 05/01/33	2,136,032	2,089,187
5.500%, due 06/01/33	3,365,511	3,296,046
5.500%, due 07/01/33	2,052,486	2,007,473
6.000%, due 06/01/14	687,596	697,225
6.000%, due 07/01/17	41,810	42,395
6.000%, due 11/01/17	1,970,503	1,998,072
6.000%, due 03/01/20	1,948,744	1,975,137
6.000%, due 06/01/23	28,493	28,653
6.000%, due 11/01/28	260,236	260,966
6.000%, due 05/01/29	4,882	4,894
6.000%, due 07/01/29	1,664,944	1,669,575
6.000%, due 12/01/29	1,055,360	1,057,953
6.000%, due 06/01/31	55,074	55,212
6.000%, due 06/01/33	144,059	144,136
6.250%, due 02/01/11	2,560,000	2,654,984
6.500%, due 02/01/09	1,379,888	1,391,095
6.500%, due 01/01/29	155,945	159,865
6.500%, due 04/01/29	118,181	121,159
6.500%, due 08/01/29	197,972	202,961
6.500%, due 10/01/29	1,096,605	1,124,359
6.500%, due 12/01/29	1,126,061	1,154,533
6.500%, due 11/01/31	207,482	212,277
6.625%, due 09/15/09	4,325,000	4,524,473
7.500%, due 02/01/33	283,220	296,234
9.500%, due 11/01/09	21,404	22,356
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	369,396	378,470
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	935,965	968,564
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	262,432	271,388
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	32,104	33,241
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	52,988	56,849

11

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
5.173%, due 08/25/42	$151,925	$154,279
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.327%, due 09/25/34	846,433	836,929
Government National Mortgage Association
5.125%, due 10/20/29†	184,662	186,267
6.000%, due 11/20/28	5,775	5,835
6.000%, due 01/15/29	27,517	27,878
6.000%, due 02/20/29	224,523	226,766
6.000%, due 07/15/29	1,301,443	1,318,507
6.000%, due 08/20/29	136,681	138,047
6.000%, due 09/20/29	10,969	11,079
6.500%, due 06/15/29	1,449,136	1,504,736
6.500%, due 04/15/31	2,211,955	2,293,961
6.500%, due 01/20/34	531,918	545,227
7.000%, due 07/15/25	4,854	5,063
7.000%, due 03/15/26	59,166	61,746
8.000%, due 12/15/22	31,386	33,543
8.500%, due 12/15/17	109,272	117,252
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	91,120	94,128
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1†
5.449%, due 04/25/35	2,746,635	2,721,424
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1†
5.409%, due 06/25/35	2,648,676	2,628,364
MLCC Mortgage Investors, Inc., 03-D, Class XA1†† (d)
1.000%, due 08/25/28	6,035,659	55,170
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.455%, due 09/25/34	784,142	795,659
Residential Asset Securitization Trust, 04-IP2, Class B1†
5.440%, due 12/25/34	2,450,330	2,402,855
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	560,209	553,210
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	820,893	816,020
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32	621,993	614,683
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.390%, due 07/25/34	1,544,136	1,550,673

		127,974,986

U.S. Government Obligations — 6.12%
U.S. Treasury Bonds
6.250%, due 05/15/30 (b)	6,025,000	7,041,249
8.500%, due 02/15/20	14,820,000	19,875,013
8.750%, due 05/15/17 (b)	8,465,000	11,171,819
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 01/15/14	6,361,667	6,208,841
2.000%, due 07/15/14	4,701,972	4,585,706
U.S. Treasury Notes
2.500%, due 09/30/06 (b)	13,710,000	13,554,158
2.875%, due 11/30/06	1,535,000	1,515,212
3.625%, due 04/30/07	1,595,000	1,574,315
3.875%, due 02/15/13 (b)	13,560,000	12,785,602
4.000%, due 09/30/07 (b)	14,670,000	14,490,058
4.125%, due 05/15/15 (b)	13,935,000	13,168,032
4.250%, due 10/15/10 (b)	45,270,000	44,212,538

		150,182,543

Total U.S. Bonds		363,455,561

12

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

		Face
		Amount	Value

International Bonds — 4.79%
International Corporate Bonds —0.24%
Canada — 0.03%
Anadarko Finance Co., Series B
7.500%, due 05/01/31		$175,000	$203,495
Bombardier, Inc., 144A
6.300%, due 05/01/14		450,000	412,875
Burlington Resources Finance Co.
6.680%, due 02/15/11		65,000	68,340

			684,710

Cayman Islands — 0.00%
Santander Central Hispano Issuances Ltd.
7.625%, due 09/14/10		$100,000	108,349

Germany — 0.13%
Landwirtschaftliche Rentenbank
5.750%, due 01/21/15	AUD	4,360,000	3,097,674

Luxembourg — 0.01%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$140,000	132,651
6.375%, due 11/15/33		170,000	160,192

			292,843

United Kingdom — 0.07%
Abbey National PLC
7.950%, due 10/26/29		$165,000	202,356
Lloyds TSB Bank PLC
6.625%, due 03/30/15	GBP	300,000	581,334
Royal Bank of Scotland Group PLC (f)
9.118%, due 03/31/10		$300,000	336,147
Royal Bank of Scotland PLC
9.625%, due 06/22/15	GBP	250,000	578,304

			1,698,141

Total International Corporate Bonds			5,881,717

International Asset-Backed Securities — 0.02%
United Kingdom — 0.02%
Paragon Mortgages PLC, 7A, Class B1A, 144A†
5.499%, due 05/15/43		$600,000	601,010

Foreign Government Bonds — 4.31%
Austria — 0.33%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	2,295,000	2,793,909
5.875%, due 07/15/06		4,310,000	5,265,715

			8,059,624

13

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

		Face Amount	Value

Belgium — 0.14%
Government of Belgium
5.750%, due 03/28/08	EUR	2,775,000	$3,518,205

Canada — 0.18%
Government of Canada
3.000%, due 06/01/06	CAD	3,220,000	2,753,647
5.750%, due 09/01/06		1,805,000	1,556,425
5.750%, due 06/01/29		100	104
6.000%, due 06/01/08		300	268
6.000%, due 06/01/11		200	185
8.000%, due 06/01/23		200	247

			4,310,876

Finland — 0.25%
Government of Finland
5.000%, due 07/04/07	EUR	1,265,000	1,568,425
5.750%, due 02/23/11		3,445,000	4,578,800

			6,147,225

France — 0.78%
French Treasury Note
3.500%, due 07/12/09	EUR	2,435,000	2,953,725
Government of France
3.750%, due 04/25/21		1,585,000	1,877,586
4.750%, due 04/25/35		390,000	530,127
5.000%, due 10/25/16		2,195,000	2,930,007
5.500%, due 04/25/07		1,460,000	1,811,773
5.500%, due 04/25/10		3,280,000	4,269,764
5.500%, due 04/25/29		3,175,000	4,699,091

			19,072,073

Germany — 1.71%
Bundesobligation
3.500%, due 10/10/08	EUR	2,720,000	3,305,274
Bundesschatzanweisungen
2.500%, due 09/22/06		3,260,000	3,943,581
Deutsche Bundesrepublik
3.750%, due 01/04/09		770,000	941,354
3.750%, due 01/04/15		75,000	90,807
4.500%, due 07/04/09		8,450,000	10,564,888
4.750%, due 07/04/34		3,835,000	5,230,239
5.000%, due 07/04/12		70,000	91,010
5.250%, due 07/04/10		2,775,000	3,585,648
6.000%, due 01/04/07		5,740,000	7,107,111
6.250%, due 01/04/24		860,000	1,340,969
6.500%, due 07/04/27		3,555,000	5,829,460

			42,030,341

14

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

		Face Amount	Value

Italy — 0.10%
Buoni Poliennali Del Tesoro
8.750%, due 07/01/06	EUR	1,285,000	$1,578,729
Republic of Italy
4.500%, due 05/01/09		800,000	998,072

			2,576,801

Netherlands — 0.21%
Government of Netherlands
3.250%, due 07/15/15	EUR	755,000	877,752
4.000%, due 01/15/37		1,575,000	1,905,067
5.000%, due 07/15/11		1,840,000	2,380,305

			5,163,124

Sweden — 0.05%
Government of Sweden
6.750%, due 05/05/14	SEK	6,800,000	1,062,628
8.000%, due 08/15/07		975,000	134,035

			1,196,663

United Kingdom — 0.56%
U.K. Gilts
4.750%, due 09/07/15	GBP	2,470,000	4,405,700
4.750%, due 03/07/20		780,000	1,413,143
5.000%, due 03/07/12		4,400,000	7,867,781

			13,686,624

Total Foreign Government Bond			105,761,556

Sovereign/SupraNational Bonds — 0.22%
Eurofima
6.250%, due 12/28/18	AUD	3,720,000	2,769,690
European Investment Bank
4.250%, due 12/07/10	GBP	1,310,000	2,232,830
Pemex Project Funding Master Trust
8.000%, due 11/15/11		$280,000	305,200

Total Sovereign/SupraNational Bonds			5,307,720

Total International Bonds			117,552,003

Total Bonds (Cost $491,086,972)			481,007,564

15

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Investment Companies — 12.54%
iShares MSCI EAFE Index Fund (b)	49,000	$3,181,080
iShares Russell 2000 Index Fund (b)	491,000	37,316,000
UBS Corporate Bond Relationship Fund*	3,002,411	33,239,392
UBS Emerging Markets Equity Relationship Fund*	2,959,770	72,110,953
UBS High Yield Relationship Fund*	1,245,107	24,638,924
UBS Small Cap Equity Relationship Fund*	967,064	43,218,070
UBS U.S. Securitized Mortgage Relationship Fund*	7,836,055	94,224,641

Total Investment Companies (Cost $260,082,063)		307,929,060

Short-Term Investments — 8.53%
Other*— 8.44%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82%	207,430,906	207,430,906

	Face
	Amount

U.S. Government Obligations — 0.09%
U.S. Treasury Bills, (g)
4.62%, due 07/06/06	$2,200,000	2,174,363

Total Short-Term Investments
(Cost $209,606,002)		209,605,269

	Number of
	Contracts

Options (a) — 0.01%
Put Options Purchased — 0.01%
10 Year U.S. Treasury Note Futures, strike @107 USD
expiration September 2006
(Cost $250,230)	228	338,438

	Shares

Investment of Cash Collateral for Securities Loaned* — 4.79%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 4.82% (Cost $117,702,589)	117,702,589	117,702,589

Total Investments — 104.00%
(Cost $2,341,348,854)		2,554,439,186
Liabilities, in excess of cash and other assets — (4.00%)		(98,402,729)

Net Assets — 100.00%		$2,456,036,457

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,341,348,854; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$239,555,355
Gross unrealized depreciation	(26,465,023)

Net unrealized appreciation	$213,090,332

16

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

†	Floating rate securities — The interest rates shown are the current rates as of March 31, 2006.
††
Interest Only Security — This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2006.
(c)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security is illiquid. This security amounted to $55,170 or 0.00% of net assets.
(e)	All or portion of these securities is segregated for “To Be Announced” (TBA) Security.
(f)	Perpetual Bond security — The maturity date reflects the next call date.
(g)	This security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual funds.
144A
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $23,388,669 or 0.95% of net assets.

REIT	Real Estate Investment Trust
TBA
(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS
Inflation protected securities are debt secuities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
RAFC	Roosevelt Asset Funding Corp.

17

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts	In		Maturity	Appreciation
	to Deliver	Exchange For		Date	(Depreciation)

Australian Dollar	16,580,000	USD	12,153,057	05/18/06	$292,388
British Pound	33,220,000	USD	56,830,949	05/18/06	(912,941)
British Pound	13,190,000	USD	23,143,702	05/18/06	216,492
Canadian Dollar	21,475,000	USD	18,431,894	05/18/06	21,014
Euro	97,675,000	USD	115,824,680	05/18/06	(2,857,282)
Euro	12,055,000	USD	14,742,301	05/18/06	94,632
Japanese Yen	2,777,032,650	AUD	33,925,000	05/18/06	525,895
United States Dollar	19,383,914	CHF	24,925,000	05/18/06	(176,058)
United States Dollar	76,585,188	CHF	99,780,000	05/18/06	307,887
United States Dollar	28,650,028	EUR	23,835,000	05/18/06	311,166
United States Dollar	17,005,162	GBP	9,765,000	05/18/06	(31,378)
United States Dollar	12,239,067	GBP	7,045,000	05/18/06	6,740
United States Dollar	142,179,273	JPY	16,679,300,000	05/18/06	423,121
United States Dollar	47,852,034	JPY	5,588,500,000	05/18/06	(72,243)
United States Dollar	95,114,284	SEK	759,440,000	05/18/06	2,727,384
United States Dollar	23,801,790	SEK	183,200,000	05/18/06	(199,408)
United States Dollar	73,901,713	SGD	123,435,000	05/18/06	2,617,890
United States Dollar	68,607,667	THB	2,812,180,000	05/18/06	3,702,544

Total net unrealized appreciation on forward foreign currency contracts					$6,997,843

Currency Type Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	United States Dollar

FUTURES CONTRACTS
UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2006:

				Unrealized
	Expiration	Cost/		Appreciation/
	Dates	Proceeds	Value	(Depreciation)

U.S. Treasury Futures Buy Contracts:
5 Year U.S. Treasury Notes, 150 contracts	June 2006	$15,748,726	$15,665,625	$(83,101)
10 Year U.S. Treasury Notes, 53 contracts	June 2006	5,705,993	5,638,703	(67,290)

Index Futures Buy Contracts:
Amsterdam Exchanges Index, 327 contracts (EUR)	April 2006	36,312,249	37,138,888	826,639
FTSE 100 Index, 586 contracts (GBP)	June 2006	60,282,173	60,781,550	499,377

18

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

						Unrealized
	Expiration		Cost/			Appreciation/
	Dates		Proceeds		Value	(Depreciation)

Index Future Sale Contracts:		$		$		$
DAX Index, 137 contracts (EUR)	June 2006		24,676,797		24,909,743	(232,946)
Nikkei 225 Index,173 contracts (JPY)	June 2006		24,266,168		25,016,653	(750,484)
S&P Toronto Stock Exchange 60 Index, 206 contracts (CAD)	June 2006		23,715,006		24,183,413	(468,408)
S&P 500 Index, 54 contracts	June 2006		17,410,680		17,594,550	(183,870)
SPI 200 Index, 270 contracts (AUD)	June 2006		23,715,489		24,833,318	(1,117,829)

Total net unrealized depreciation on futures contracts						$(1,577,912)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at March 31, 2006 was $2,174,363.

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
U.S. Equities
Aerospace & Defense	1.23%
Air Freight & Logistics	0.70
Auto Components	0.98
Automobiles	0.37
Beverages	0.29
Biotechnology	0.95
Building Products	0.87
Capital Markets	2.33
Commercial Banks	2.62
Commercial Services & Supplies	0.30
Computers & Peripherals	0.48
Diversified Financial Services	2.69
Diversified Telecommunication Services	1.83
Electric Utilities	1.66
Electronic Equipment & Instruments	0.09
Energy Equipment & Services	0.26
Food & Staples Retailing	1.56
Gas Utilities	0.24
Health Care Equipment & Supplies	0.90
Health Care Providers & Services	2.67
Insurance	1.86
Internet & Catalog Retail	0.53
Machinery	0.89
Media	1.81
Multi-Utilities & Unregulated Power	0.43
Multiline Retail	0.54

19

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Oil & Gas	1.03%
Pharmaceuticals	3.52
Road & Rail	0.86
Semiconductors & Semiconductor Equipment	1.24
Software	3.25
Thrifts & Mortgage Finance	0.63

Total U.S. Equities	39.61	*
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.17
Airlines	0.13
Auto Components	0.27
Automobiles	0.60
Beverages	0.41
Biotechnology	0.08
Capital Markets	0.65
Chemicals	0.43
Commercial Banks	3.40
Commercial Services & Supplies	0.11
Communications Equipment	0.20
Construction & Engineering	0.04
Construction Materials	0.23
Consumer Finance	0.19
Distributors	0.02
Diversified Financial Services	0.12
Diversified Telecommunication Services	0.62
Electric Utilities	0.33
Electronic Equipment & Instruments	0.11
Energy Equipment & Services	0.51
Food & Staples Retailing	0.46
Food Products	0.15
Gas Utilities	0.02
Health Care Equipment & Supplies	0.08
Hotels, Restaurants & Leisure	0.62
Household Durables	0.38
Industrial Conglomerates	0.09
Insurance	1.93
Internet & Catalog Retail	0.08
IT Services	0.35
Machinery	0.35
Media	0.40
Metals & Mining	0.18
Office Electronics	0.21
Oil & Gas	1.47
Paper & Forest Products	0.17
Pharmaceuticals	0.94
Real Estate	0.26
Road & Rail	0.26
Semiconductors & Semiconductor Equipment	0.29
Specialty Retail	0.28
Textiles, Apparel & Luxury Goods	0.05
Tobacco	0.23
Trading Companies & Distributors	0.33
Wire Telecommunication Services	0.73

Total International Equities	18.93	*

TOTAL EQUITIES	58.54

20

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.01%
Automobiles	0.07
Beverages	0.03
Capital Markets	0.15
Chemicals	0.01
Commercial Banks	0.20
Commercial Services & Supplies	0.05
Consumer Finance	0.18
Diversified Financial Services	0.59
Diversified Telecommunication Services	0.11
Electric Utilities	0.11
Food & Staples Retailing	0.03
Food Products	0.02
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Insurance	0.03
IT Services	0.01
Media	0.05
Multi-Utilities & Unregulated Power	0.05
Oil & Gas	0.06
Pharmaceuticals	0.02
Real Estate	0.02
Road & Rail	0.06
Thrifts & Mortgage Finance	0.06
Tobacco	0.01
Wire Telecommunication Services	0.01

Total U.S. Corporate Bonds	1.96
Asset-Backed Securities	0.57
Commercial Mortgage-Backed Securities	0.94
Mortgage & Agency Debt Securities	5.21
U.S. Government Obligations	6.12

Total U.S. Bonds	14.80	*
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.02
Commercial Banks	0.20
Diversified Telecommunication Services	0.01
Oil & Gas	0.01

Total International Corporate Bonds	0.24

21

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

International Asset-Backed Securities	0.02%
Sovereign/SupraNational Bonds	0.22
Foreign Government Bonds	4.31

Total International Bonds	4.79
TOTAL BONDS	19.59
INVESTMENT COMPANIES	12.54
SHORT-TERM INVESTMENTS	8.53 *
OPTIONS	0.01
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	4.79

TOTAL INVESTMENTS	104.00
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(4.00)

NET ASSETS	100.00%

*	The Fund held a short position in U.S. stock index futures which decreased the U.S. Equity exposure from 39.61% to 39.60%. The Fund also held a short position in International stock index futures which reduced the International Equity exposure from 18.93% to 18.83%. The Fund also held long positions in International stock index futures which increased the International Equity exposure from 18.93% to 18.98%. The Fund also held a long position in U.S. Treasury futures which decreased the U.S. Bond exposure from 14.80% to 14.79%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term investments from 8.53% to 8.47%.

22

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Equities — 98.91%
Aerospace & Defense — 2.96%
Lockheed Martin Corp.	194,700	$14,627,811
Northrop Grumman Corp.	175,700	11,998,553

		26,626,364

Air Freight & Logistics — 1.68%
FedEx Corp.	133,400	15,066,196

Auto Components — 2.35%
Borg-Warner, Inc.	94,100	5,649,764
Johnson Controls, Inc.	203,800	15,474,534

		21,124,298

Automobiles — 0.88%
Harley-Davidson, Inc.	152,300	7,901,324

Beverages — 0.71%
Anheuser-Busch Cos., Inc., Series B	148,700	6,359,899

Biotechnology — 2.29%
Cephalon, Inc. (a)	78,800	4,747,700
Genzyme Corp. (a)	236,100	15,870,642

		20,618,342

Building Products — 2.20%
Masco Corp.	608,900	19,783,161

Capital Markets — 5.61%
Mellon Financial Corp.	531,300	18,914,280
Morgan Stanley	501,100	31,479,102

		50,393,382

Commercial Banks — 6.30%
Fifth Third Bancorp	422,900	16,645,344
PNC Financial Services Group, Inc.	184,400	12,411,964
Wells Fargo & Co.	431,600	27,566,292

		56,623,600

Commercial Services & Supplies — 0.72%
Cendant Corp.	374,000	6,488,900

Computers & Peripherals — 1.15%
Dell, Inc. (a)	346,900	10,323,744

23

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Diversified Financial Services — 6.45%
Citigroup, Inc.	833,613	$39,371,542
JPMorgan Chase & Co.	446,800	18,604,752

		57,976,294

Diversified Telecommunication Services — 4.40%
AT&T, Inc.	422,400	11,421,696
Sprint Nextel Corp.	1,088,186	28,118,726

		39,540,422

Electric Utilities — 4.00%
American Electric Power Co., Inc.	212,100	7,215,642
Exelon Corp.	430,800	22,789,320
Northeast Utilities	110,100	2,150,253
Pepco Holdings, Inc.	165,500	3,771,745

		35,926,960

Electronic Equipment & Instruments — 0.22%
Mettler Toledo International, Inc. (a)	32,800	1,979,152

Energy Equipment & Services — 1.86%
Baker Hughes, Inc.	82,000	5,608,800
GlobalSantaFe Corp.	182,700	11,099,025

		16,707,825

Food & Staples Retailing — 3.79%
Costco Wholesale Corp.	297,000	16,085,520
Kroger Co. (a)	601,400	12,244,504
Sysco Corp.	177,700	5,695,285

		34,025,309

Gas Utilities — 0.57%
NiSource, Inc.	252,700	5,109,594

Health Care Equipment & Supplies — 2.16%
Medtronic, Inc.	108,900	5,526,675
Waters Corp. (a)	189,200	8,163,980
Zimmer Holdings, Inc. (a)	84,700	5,725,720

		19,416,375

Health Care Providers & Services — 6.44%
Caremark Rx, Inc. (a)	162,500	7,991,750
Healthsouth Corp. (a)	263,800	1,316,362
Medco Health Solutions, Inc. (a)	204,800	11,718,656
UnitedHealth Group, Inc.	423,900	23,679,054
WellPoint, Inc. (a)	170,200	13,178,586

		57,884,408

24

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Hotels, Restaurants & Leisure — 1.50%
Carnival Corp.	284,700	$13,486,239

Insurance — 4.45%
Allstate Corp.	165,700	8,634,627
American International Group, Inc.	335,300	22,159,977
Hartford Financial Services Group, Inc.	114,600	9,231,030

		40,025,634

Internet & Catalog Retail — 1.27%
Expedia, Inc. (a)	561,500	11,381,605

IT Services — 0.81%
Accenture Ltd., Class A	243,800	7,331,066

Machinery — 2.13%
Illinois Tool Works, Inc.	198,400	19,107,904

Media — 4.36%
DIRECTV Group, Inc. (a)	686,000	11,250,400
Omnicom Group, Inc.	223,400	18,598,050
R.H. Donnelley Corp. (a)	82,192	4,786,040
Univision Communications, Inc., Class A (a)	131,700	4,539,699

		39,174,189

Multiline Retail — 1.30%
Kohl’s Corp. (a)	220,800	11,704,608

Multi-Utilities & Unregulated Power — 1.04%
Sempra Energy	200,400	9,310,584

Oil & Gas — 2.47%
ExxonMobil Corp.	139,700	8,502,142
Marathon Oil Corp.	179,400	13,664,898

		22,167,040

Pharmaceuticals — 8.46%
Allergan, Inc.	182,100	19,757,850
Bristol-Myers Squibb Co.	266,800	6,565,948
Johnson & Johnson	328,774	19,469,997
Wyeth	623,800	30,266,776

		76,060,571

Road & Rail — 2.08%
Burlington Northern Santa Fe Corp.	224,200	18,682,586

25

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment — 2.97%
Analog Devices, Inc.	231,400	$8,860,306
Intel Corp.	657,600	12,724,560
Xilinx, Inc.	200,400	5,102,184

		26,687,050

Software — 7.80%
Mercury Interactive Corp. (a)	199,900	6,956,520
Microsoft Corp.	1,266,700	34,466,907
Oracle Corp. (a)	1,241,800	17,000,242
Symantec Corp. (a)	691,140	11,631,886

		70,055,555

Thrifts & Mortgage Finance — 1.53%
Freddie Mac	224,800	13,712,800

Total Equities (Cost $837,684,127)		888,762,980

Short-Term Investments — 1.75%
Other*— 1.62%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82%	14,588,871	14,588,871

	Face Amount

U.S. Government Obligations — 0.13%
U.S. Treasury Bills,
yield of 4.62%, due 07/06/06 (b)	$1,150,000	1,136,599

Total Short-Term Investments
(Cost $15,725,853)		15,725,470

Total Investments — 100.66%
(Cost $853,409,980)		904,488,450

Liabilities, in excess of cash and other assets — (0.66%)		(5,904,483)

Net Assets — 100.00%		$898,583,967

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $853,409,980; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,228,171
Gross unrealized depreciation	(11,149,701)

Net unrealized appreciation	$51,078,470

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual fund.

26

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

FUTURES CONTRACTS
UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration			Unrealized
	Date	Cost	Value	Appreciation

Index Futures Buy Contracts:
S&P 500 Index, 13 contracts	June 2006	$4,191,752	$4,235,725	$43,973

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at March 31, 2006 was $1,136,599.

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	2.96%
Air Freight & Logistics	1.68
Auto Components	2.35
Automobiles	0.88
Beverages	0.71
Biotechnology	2.29
Building Products	2.20
Capital Markets	5.61
Commercial Banks	6.30
Commercial Services & Supplies	0.72
Computers & Peripherals	1.15
Diversified Financial Services	6.45
Diversified Telecommunication Services	4.40
Electrical Utilities	4.00
Electronic Equipment & Instruments	0.22
Energy Equipment & Services	1.86
Food & Staples Retailing	3.79
Gas Utilities	0.57
Health Care Equipment & Supplies	2.16
Health Care Providers & Services	6.44
Hotels, Restaurants & Leisure	1.50
Insurance	4.45
Internet & Catalog Retail	1.27
IT Services	0.81
Machinery	2.13
Media	4.36
Multiline Retail	1.30
Multi-Utilities & Unregulated Power	1.04
Oil & Gas	2.47
Pharmaceuticals	8.46
Road & Rail	2.08

27

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Semiconductors & Semiconductor Equipment	2.97%
Software	7.80
Thrifts & Mortgage Finance	1.53

Total Equities	98.91
SHORT-TERM INVESTMENTS	1.75

TOTAL INVESTMENTS	100.66
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.66)

NET ASSETS	100.00%

28

UBS Large Cap Select Equity Relationship Fund – Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Equities – 99.81%
Aerospace & Defense – 3.51%
Lockheed Martin Corp.	3,300	$247,929
Northrop Grumman Corp.	2,400	163,896

		411,825

Air Freight & Logistics – 1.92%
FedEx Corp.	2,000	225,880

Automobiles – 0.97%
Harley-Davidson, Inc.	2,200	114,136

Beverages – 0.95%
Anheuser-Busch Cos., Inc., Series B	2,600	111,202

Biotechnology – 1.43%
Genzyme Corp. (a)	2,500	168,050

Building Products – 3.35%
Masco Corp.	12,100	393,129

Capital Markets – 6.11%
Mellon Financial Corp.	7,800	277,680
Morgan Stanley	7,000	439,740

		717,420

Commercial Banks – 6.89%
Fifth Third Bancorp	6,200	244,032
PNC Financial Services Group, Inc.	2,800	188,468
Wells Fargo & Co.	5,900	376,833

		809,333

Commercial Services & Supplies – 0.93%
Cendant Corp.	6,300	109,305

Computers & Peripherals – 1.14%
Dell, Inc. (a)	4,500	133,920

Diversified Financial Services – 7.08%
Citigroup, Inc.	10,900	514,807
JPMorgan Chase & Co.	7,600	316,464

		831,271

Diversified Telecommunication Services – 4.88%
AT&T, Inc.	6,300	170,352
Sprint Nextel Corp.	15,578	402,536

		572,888

Electric Utilities – 1.42%
FirstEnergy Corp.	3,400	166,260

29

UBS Large Cap Select Equity Relationship Fund – Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Energy Equipment & Services – 1.34%
GlobalSantaFe Corp.	2,600	$157,950

Food & Staples Retailing – 3.50%
Costco Wholesale Corp.	4,700	254,552
Kroger Co. (a)	7,700	156,772

		411,324

Gas Utilities – 1.20%
NiSource, Inc.	7,000	141,540

Health Care Equipment & Supplies – 1.83%
Medtronic, Inc.	2,100	106,575
Zimmer Holdings, Inc. (a)	1,600	108,160

		214,735

Health Care Providers & Services – 5.26%
Caremark Rx, Inc. (a)	2,700	132,786
Medco Health Solutions, Inc. (a)	3,100	177,382
UnitedHealth Group, Inc.	5,500	307,230

		617,398

Hotels, Restaurants & Leisure – 1.65%
Carnival Corp.	4,100	194,217

Insurance – 4.99%
Allstate Corp.	2,100	109,431
American International Group, Inc.	4,900	323,841
Hartford Financial Services Group, Inc.	1,900	153,045

		586,317

Internet & Catalog Retail – 1.60%
Expedia, Inc. (a)	9,250	187,497

IT Services – 1.08%
Accenture Ltd., Class A	4,200	126,294

Machinery – 2.79%
Illinois Tool Works, Inc.	3,400	327,454

Media – 4.24%
DIRECTV Group, Inc. (a)	10,500	172,200
Omnicom Group, Inc.	3,000	249,750
Univision Communications, Inc. (a)	2,200	75,834

		497,784

30

UBS Large Cap Select Equity Relationship Fund – Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Multiline Retail – 1.72%
Kohl’s Corp. (a)	3,800	$201,438

Multi-Utilities & Unregulated Power – 0.87%
Sempra Energy	2,200	102,212

Oil & Gas – 3.95%
ExxonMobil Corp.	2,500	152,150
Marathon Oil Corp.	4,100	312,297

		464,447

Pharmaceuticals – 8.87%
Allergan, Inc.	2,700	292,950
Bristol-Myers Squibb Co.	4,600	113,206
Johnson & Johnson	4,500	266,490
Wyeth	7,600	368,752

		1,041,398

Road & Rail – 2.41%
Burlington Northern Santa Fe Corp.	3,400	283,322

Semiconductors & Semiconductor Equipment – 2.27%
Intel Corp.	8,500	164,475
Xilinx, Inc.	4,000	101,840

		266,315

Software – 7.53%
Microsoft Corp.	17,400	473,454
Oracle Corp. (a)	19,100	261,479
Symantec Corp. (a)	8,900	149,787

		884,720

Thrifts & Mortgage Finance – 2.13%
Freddie Mac	4,100	250,100

Total Equities (Cost $9,529,060)		11,721,081

Short-Term Investment* – 1.12%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund, yield of 4.82% (Cost $131,603)	131,603	131,603

Total Investments – 100.93%
(Cost $9,660,663)		11,852,684
Liabilities, in excess of cash and other assets – (0.93%)		(109,479)

Net Assets – 100.00%		$11,743,205

31

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $9,660,663; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$2,441,961
Gross unrealized depreciation	(249,940)

Net unrealized appreciation	$2,192,021

(a)	Non-income producing security.
*	Investment in affiliated mutual fund.

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	3.51%
Air Freight & Logistics	1.92
Automobiles	0.97
Beverages	0.95
Biotechnology	1.43
Building Products	3.35
Capital Markets	6.11
Commercial Banks	6.89
Commercial Services & Supplies	0.93
Computers & Peripherals	1.14
Diversified Financial Services	7.08
Diversified Telecommunication Services	4.88
Electric Utilities	1.42
Energy Equipment & Services	1.34
Food & Staples Retailing	3.50
Gas Utilities	1.20
Health Care Equipment & Supplies	1.83
Health Care Providers & Services	5.26
Hotels, Restaurants & Leisure	1.65
Insurance	4.99
Internet & Catalog Retail	1.60
IT Services	1.08
Machinery	2.79
Media	4.24
Multiline Retail	1.72
Multi-Utilities & Unregulated Power	0.87
Oil & Gas	3.95
Pharmaceuticals	8.87
Road & Rail	2.41
Semiconductors & Semiconductor Equipment	2.27
Software	7.53
Thrifts & Mortgage Finance	2.13

Total Equities	99.81
SHORT-TERM INVESTMENT	1.12

TOTAL INVESTMENTS	100.93
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.93)

NET ASSETS	100.00%

32

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Equities — 97.27%
Aerospace & Defense — 3.42%
Lockheed Martin Corp.	32,200	$2,419,186
Northrop Grumman Corp.	23,000	1,570,670

		3,989,856

Air Freight & Logistics — 1.81%
FedEx Corp.	18,700	2,111,978

Auto Components — 3.00%
Borg-Warner, Inc.	16,900	1,014,676
Johnson Controls, Inc.	32,800	2,490,504

		3,505,180

Automobiles — 0.75%
Harley-Davidson, Inc.	16,900	876,772

Beverages — 1.12%
Anheuser-Busch Cos., Inc., Series B	30,500	1,304,485

Biotechnology — 0.69%
Cephalon, Inc. (a)	13,400	807,350

Building Products — 1.81%
Masco Corp.	64,900	2,108,601

Capital Markets — 7.72%
Mellon Financial Corp.	75,800	2,698,480
Morgan Stanley	77,800	4,887,396
Northern Trust Corp.	27,200	1,428,000

		9,013,876

Commercial Banks — 10.55%
Bank of America Corp.	41,832	1,905,029
Fifth Third Bancorp	76,900	3,026,784
PNC Financial Services Group, Inc.	34,100	2,295,271
Wells Fargo & Co.	79,600	5,084,052

		12,311,136

Commercial Services & Supplies — 0.89%
Cendant Corp.	59,600	1,034,060

Diversified Financial Services — 8.83%
Citigroup, Inc.	132,759	6,270,208
JPMorgan Chase & Co.	97,100	4,043,244

		10,313,452

Diversified Telecommunication Services — 5.01%
AT&T, Inc.	82,600	2,233,504
Sprint Nextel Corp.	139,681	3,609,357

		5,842,861

33

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Electric Utilities — 6.01%
American Electric Power Co., Inc.	56,600	$1,925,532
Exelon Corp.	51,400	2,719,060
FirstEnergy Corp.	27,450	1,342,305
Pepco Holdings, Inc.	45,000	1,025,550

		7,012,447

Energy Equipment & Services — 2.02%
Baker Hughes, Inc.	11,700	800,280
GlobalSantaFe Corp.	25,700	1,561,275

		2,361,555

Food & Staples Retailing — 3.24%
Costco Wholesale Corp.	41,200	2,231,392
Kroger Co. (a)	76,200	1,551,432

		3,782,824

Gas Utilities — 0.50%
NiSource, Inc.	28,900	584,358

Health Care Providers & Services — 3.99%
Caremark Rx, Inc. (a)	10,500	516,390
Medco Health Solutions, Inc. (a)	28,900	1,653,658
UnitedHealth Group, Inc.	44,600	2,491,356

		4,661,404

Insurance — 6.07%
Allstate Corp.	30,100	1,568,511
American International Group, Inc.	54,800	3,621,732
Hartford Financial Services Group, Inc.	23,500	1,892,925

		7,083,168

Internet & Catalog Retail — 1.47%
Expedia, Inc. (a)	84,900	1,720,923

IT Services — 1.17%
Accenture Ltd., Class A	45,600	1,371,192

Machinery — 2.23%
Illinois Tool Works, Inc.	27,000	2,600,370

Media — 3.85%
DIRECTV Group, Inc. (a)	99,100	1,625,240
Omnicom Group, Inc.	26,800	2,231,100
Univision Communications, Inc. (a)	18,500	637,695

		4,494,035

Multi-Utilities & Unregulated Power — 0.96%
Sempra Energy	24,200	1,124,332

34

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Oil & Gas — 7.47%
ExxonMobil Corp.	68,900	$4,193,254
Marathon Oil Corp.	59,400	4,524,498

		8,717,752

Pharmaceuticals — 4.82%
Bristol-Myers Squibb Co.	42,500	1,045,925
Johnson & Johnson	17,200	1,018,584
Wyeth	73,500	3,566,220

		5,630,729

Road & Rail — 2.33%
Burlington Northern Santa Fe Corp.	32,700	2,724,891

Software — 3.60%
Microsoft Corp.	90,500	2,462,505
Symantec Corp. (a)	103,600	1,743,588

		4,206,093

Thrifts & Mortgage Finance — 1.94%
Freddie Mac	37,200	2,269,200

Total Equities (Cost $87,554,500)		113,564,880

Short-Term Investments — 3.97%
Other* — 3.80%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82%	4,435,920	4,435,920

	Face
	Amount

U.S. Government Obligations — 0.17%
U.S. Treasury Bills, (b)
yield 4.62%, due 07/06/06	$200,000	197,669

Total Short-Term Investments
(Cost $4,633,656)		4,633,589

Total Investments — 101.24%
(Cost $92,188,156)		118,198,469
Liabilities, in excess of cash and other assets — (1.24)%		(1,447,193)

Net Assets — 100.00%		$116,751,276

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $92,188,156; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,101,680
Gross unrealized depreciation	(1,091,367)

Net unrealized appreciation	$26,010,313

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual fund.

35

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

FUTURES CONTRACTS
UBS U.S. Large Cap Value Equity Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration			Unrealized
Index Futures Buy Contracts:	Date	Cost	Value	Appreciation

S&P 500 Index, 7 contracts	June 2006	$2,257,097	$2,280,775	$ 23,678

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at March 31, 2006 was $197,669.

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	3.42%
Air Freight & Logistics	1.81
Auto Components	3.00
Automobiles	0.75
Beverages	1.12
Biotechnology	0.69
Building Products	1.81
Capital Markets	7.72
Commercial Banks	10.55
Commercial Services & Supplies	0.89
Diversified Financial Services	8.83
Diversified Telecommunication Services	5.01
Electric Utilities	6.01
Energy Equipment & Services	2.02
Food & Staples Retailing	3.24
Gas Utilities	0.50
Health Care Providers & Services	3.99
Insurance	6.07
IT Services	1.17
Internet & Catalog Retail	1.47
Machinery	2.23
Media	3.85
Multi-Utilities & Unregulated Power	0.96
Oil & Gas	7.47
Pharmaceuticals	4.82
Road & Rail	2.33
Software	3.60
Thrifts & Mortgage Finance	1.94

Total Equities	97.27
SHORT-TERM INVESTMENTS	3.97

TOTAL INVESTMENTS	101.24
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(1.24)

NET ASSETS	100.00%

36

UBS Large Cap Growth Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Equities — 98.56%
Aerospace & Defense — 2.67%
United Technologies Corp.	63,400	$3,675,298

Air Freight & Logistics — 2.02%
United Parcel Service, Inc., Class B	22,900	1,817,802
UTI Worldwide, Inc.	30,500	963,800

		2,781,602

Automobiles — 0.98%
Harley-Davidson, Inc.	25,900	1,343,692

Beverages — 1.24%
Pepsico, Inc.	29,500	1,704,805

Biotechnology — 5.96%
Amgen, Inc. (a)	15,100	1,098,525
Genzyme Corp. (a)	46,500	3,125,730
Medimmune, Inc. (a)	108,900	3,983,562

		8,207,817

Capital Markets — 5.19%
Goldman Sachs Group, Inc.	9,800	1,538,208
Legg Mason, Inc.	8,500	1,065,305
Merrill Lynch & Co., Inc.	39,600	3,118,896
Morgan Stanley	22,700	1,426,014

		7,148,423

Chemicals — 1.86%
Praxair, Inc.	46,500	2,564,475

Commercial Services & Supplies — 1.06%
Dun & Bradstreet Corp. (a)	19,000	1,456,920

Communications Equipment — 3.62%
Corning, Inc. (a)	52,200	1,404,702
QUALCOMM, Inc.	70,700	3,578,127

		4,982,829

Computers & Peripherals — 5.96%
Apple Computer, Inc. (a)	60,100	3,769,472
Dell, Inc. (a)	71,700	2,133,792
EMC Corp. (a)	168,900	2,302,107

		8,205,371

Consumer Finance — 1.63%
SLM Corp.	43,300	2,249,002

37

UBS Large Cap Growth Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Diversified Financial Services — 3.31%
Chicago Mercantile Exchange Holdings, Inc.	3,200	$1,432,000
Moody’s Corp.	43,700	3,122,802

		4,554,802

Energy Equipment & Services — 4.92%
GlobalSantaFe Corp.	23,700	1,439,775
Noble Corp.	23,000	1,865,300
Weatherford International Ltd. (a)	75,800	3,467,850

		6,772,925

Health Care Equipment & Supplies — 7.56%
C.R. Bard, Inc.	19,800	1,342,638
Medtronic, Inc.	43,900	2,227,925
St. Jude Medical, Inc. (a)	46,300	1,898,300
Varian Medical Systems, Inc. (a)	32,500	1,825,200
Zimmer Holdings, Inc. (a)	46,100	3,116,360

		10,410,423

Health Care Providers & Services — 7.55%
Aetna, Inc.	34,700	1,705,158
Caremark Rx, Inc. (a)	34,600	1,701,628
UnitedHealth Group, Inc.	67,800	3,787,308
WellPoint, Inc. (a)	41,300	3,197,859

		10,391,953

Hotels, Restaurants & Leisure — 1.54%
Hilton Hotels Corp.	83,200	2,118,272

Household Durables — 1.48%
Lennar Corp., Class A	33,800	2,040,844

Industrial Conglomerates — 3.24%
General Electric Co.	128,300	4,462,274

Insurance — 1.13%
American International Group, Inc.	23,500	1,553,115

Internet & Catalog Retail — 3.21%
eBay, Inc. (a)	113,100	4,417,686

Internet Software & Services — 4.79%
Google, Inc., Class A (a)	16,900	6,591,000

Machinery — 4.21%
Illinois Tool Works, Inc.	23,800	2,292,178
Ingersoll-Rand Co. Ltd., Class A	56,500	2,361,135
ITT Industries, Inc.	20,200	1,135,644

		5,788,957

38

UBS Large Cap Growth Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Media — 1.97%
McGraw-Hill Companies, Inc.	47,100	$2,713,902

Metals & Mining — 1.75%
Peabody Energy Corp.	47,900	2,414,639

Oil & Gas — 0.74%
XTO Energy, Inc.	23,300	1,015,181

Pharmaceuticals — 4.74%
Allergan, Inc.	35,400	3,840,900
Johnson & Johnson	45,300	2,682,666

		6,523,566

Semiconductors & Semiconductor Equipment — 3.63%
Analog Devices, Inc.	51,800	1,983,422
Broadcom Corp., Class A (a)	69,950	3,019,042

		5,002,464

Software — 5.39%
Adobe Systems, Inc. (a)	71,200	2,486,304
Microsoft Corp.	181,000	4,925,010

		7,411,314

Specialty Retail — 5.21%
Abercrombie & Fitch Co.	42,800	2,495,240
Best Buy Co., Inc.	37,100	2,075,003
Lowe’s Cos., Inc.	40,400	2,603,376

		7,173,619

Total Equities (Cost $131,871,655)		135,677,170

Short Term Investment* — 1.43%
Investment Company — 1.43%
UBS U.S. Cash Management Prime Relationship Fund
yield of 4.81% (Cost $1,963,694)	1,963,694	1,963,694

Total Investments — 99.99%
(Cost $133,835,349)		137,640,864
Cash and other assets, less liabilities — 0.01%		9,394

Net Assets — 100.00%		$137,650,258

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $133,835,349; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$6,334,124
Gross unrealized depreciation		(2,528,609)

Net unrealized appreciation		$3,805,515

(a)	Non-income producing security.
*	Investment in affiliated mutual fund.

39

UBS Large Cap Growth Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	2.67%
Air Freight & Logistics	2.02
Automobiles	0.98
Beverages	1.24
Biotechnology	5.96
Capital Markets	5.19
Chemicals	1.86
Commercial Services & Supplies	1.06
Communications Equipment	3.62
Computers & Peripherals	5.96
Consumer Finance	1.63
Diversified Financial Services	3.31
Energy Equipment & Services	4.92
Health Care Equipment & Supplies	7.56
Health Care Providers & Services	7.55
Hotels, Restaurants & Leisure	1.54
Household Durables	1.48
Industrial Conglomerates	3.24
Insurance	1.13
Internet & Catalog Retail	3.21
Internet Software & Services	4.79
Machinery	4.21
Media	1.97
Metals & Mining	1.75
Oil & Gas	0.74
Pharmaceuticals	4.74
Semiconductors & Semiconductor Equipment	3.63
Software	5.39
Specialty Retail	5.21

Total Equities	98.56
SHORT-TERM INVESTMENT	1.43

TOTAL INVESTMENTS	99.99
CASH AND OTHER ASSETS, LESS LIABILITIES	0.01

NET ASSETS	100.00%

40

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Equities — 95.12%
Aerospace & Defense — 3.89%
Esterline Technologies Corp. (a)	235,300	$10,059,075
Triumph Group, Inc. (a)	243,400	10,772,884

		20,831,959

Airlines — 1.30%
AMR Corp. (a)	183,100	4,952,855
Pinnacle Airlines Corp. (a)	304,000	2,024,640

		6,977,495

Auto Components — 0.75%
American Axle & Manufacturing Holdings, Inc.	235,900	4,040,967

Automobiles — 0.92%
Winnebago Industries	161,800	4,909,012

Biotechnology — 3.36%
Alkermes, Inc. (a)	151,600	3,342,780
Digene Corp. (a)	75,000	2,932,500
Dov Pharmaceutical, Inc. (a)	143,800	2,297,924
Keryx Biopharmaceuticals, Inc. (a)	186,600	3,565,926
Seattle Genetics, Inc. (a)	469,400	2,422,104
Telik, Inc. (a)	177,500	3,436,400

		17,997,634

Building Products — 2.22%
American Woodmark Corp.	162,500	5,768,750
Trex Co., Inc. (a)	193,900	6,146,630

		11,915,380

Capital Markets — 3.65%
Apollo Investment Corp.	639,000	11,380,590
National Financial Partners Corp.	144,300	8,155,836

		19,536,426

Chemicals —1.66%
Airgas, Inc.	116,000	4,534,440
Lubrizol Corp.	101,700	4,357,845

		8,892,285

Commercial Banks — 6.79%
Boston Private Financial Holdings, Inc.	285,900	9,660,561
Colonial BancGroup, Inc.	342,100	8,552,500
Cullen/Frost Bankers, Inc.	97,800	5,256,750
Placer Sierra Bancshares	235,500	6,723,525
South Financial Group, Inc.	236,300	6,179,245

		36,372,581

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Commercial Services & Supplies — 6.88%
Coinstar, Inc. (a)	345,000	$8,938,950
Heidrick & Struggles International, Inc. (a)	129,500	4,698,260
Jackson Hewitt Tax Service, Inc.	316,000	9,979,280
McGrath Rentcorp.	228,000	6,853,680
Universal Technical Institute, Inc. (a)	213,200	6,417,320

		36,887,490

Communications Equipment — 5.00%
Black Box Corp.	68,100	3,272,205
Harris Corp.	332,100	15,705,009
Plantronics, Inc.	221,200	7,837,116

		26,814,330

Containers & Packaging — 0.65%
Caraustar Industries, Inc. (a)	339,300	3,491,397

Diversified Financial Services — 3.33%
Lazard Ltd., Class A	128,600	5,690,550
NGP Capital Resources Co.	359,400	4,887,840
Primus Guaranty Ltd. (a)	649,000	7,236,350

		17,814,740

Diversified Telecommunication Services — 0.72%
NeuStar, Inc. (a)	124,800	3,868,800

Electric Utilities — 1.13%
Hawaiian Electric Industries, Inc.	223,700	6,068,981

Electrical Equipment — 2.32%
Regal-Beloit Corp.	293,600	12,410,472

Electronic Equipment & Instruments — 3.40%
Methode Electronics, Inc., Class A	288,600	3,142,854
Newport Corp. (a)	434,800	8,200,328
Park Electrochemical Corp.	233,400	6,885,300

		18,228,482

Energy Equipment & Services — 2.71%
Oceaneering International, Inc. (a)	253,100	14,502,630

Food & Staples Retailing — 0.98%
Nash Finch Co.	175,500	5,247,450

Health Care Equipment & Supplies — 3.49%
Candela Corp. (a)	183,900	3,972,240
Cooper Cos., Inc.	217,388	11,745,474
Dionex Corp. (a)	40,700	2,502,236
I-Flow Corp. (a)	34,500	459,540

		18,679,490

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Health Care Providers & Services — 4.49%
Amedisys, Inc. (a)	41,500	$1,442,125
LifePoint Hospitals, Inc. (a)	168,000	5,224,800
Matria Healthcare, Inc. (a)	116,600	4,426,136
Molina Healthcare, Inc. (a)	244,300	8,176,721
Odyssey HealthCare, Inc. (a)	19,081	328,384
Option Care, Inc.	316,700	4,478,138

		24,076,304

Hotels, Restaurants & Leisure — 0.89%
Red Robin Gourmet Burgers, Inc. (a)	41,400	1,954,080
Vail Resorts, Inc. (a)	73,700	2,816,814

		4,770,894

Household Durables — 5.51%
Jarden Corp. (a)	160,100	5,259,285
Ryland Group, Inc.	108,300	7,516,020
Snap-On, Inc.	102,300	3,899,676
Tempur-Pedic International, Inc. (a)	479,300	6,782,095
Yankee Candle Co., Inc.	222,000	6,076,140

		29,533,216

Insurance — 0.94%
AmerUs Group Co.	83,600	5,036,064

Internet Software & Services — 0.94%
Ipass, Inc. (a)	164,400	1,316,844
Tumbleweed Communications Corp. (a)	1,248,600	3,733,314

		5,050,158

IT Services — 0.55%
BearingPoint, Inc. (a)	348,800	2,961,312

Leisure Equipment & Products — 1.34%
Nautilus, Inc.	479,500	7,168,525

Media — 1.94%
Advo, Inc.	174,400	5,580,800
Radio One, Inc. (a)	270,700	2,019,422
Saga Communications, Inc., Class A (a)	287,262	2,777,823

		10,378,045

Metals & Mining — 0.77%
Foundation Coal Holdings, Inc.	100,200	4,122,228

Multiline Retail — 0.61%
Tuesday Morning Corp.	142,100	3,281,089

Multi-Utilities & Unregulated Power — 2.61%
Equitable Resources, Inc.	258,900	9,452,439
Ultralife Batteries, Inc. (a)	353,388	4,541,036

		13,993,475

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Oil & Gas — 1.91%
Cimarex Energy Co.	179,400	$7,760,844
EXCO Resources, Inc. (a)	196,000	2,455,880

		10,216,724

Personal Products — 2.03%
Chattem, Inc. (a)	136,900	5,154,285
Nu Skin Enterprises, Inc., Class A	327,000	5,732,310

		10,886,595

Pharmaceuticals — 1.38%
Connetics Corp. (a)	296,200	5,014,666
KV Pharmaceutical Co., Class A (a)	97,650	2,355,318

		7,369,984

Real Estate — 4.15%
Kilroy Realty Corp. REIT	56,800	4,388,368
LaSalle Hotel Properties REIT	171,700	7,039,700
Parkway Properties, Inc. REIT	71,500	3,123,120
Taberna Realty Finance Trust (b)(c)	104,550	1,129,140
Thornburg Mortgage, Inc. REIT	242,900	6,572,874

		22,253,202

Road & Rail — 1.87%
Bristow Group, Inc. (a)	182,400	5,636,160
Genesee & Wyoming, Inc. (a)	17,625	540,735
Landstar System, Inc.	11,500	507,380
YRC Worldwide, Inc. (a)	87,800	3,341,668

		10,025,943

Software — 1.00%
Reynolds & Reynolds Co., Class A	187,600	5,327,840

Specialty Retail — 2.30%
Lenox Group, Inc. (a)	289,900	3,797,690
Petco Animal Supplies, Inc. (a)	362,400	8,541,768

		12,339,458

Textiles, Apparel & Luxury Goods — 1.19%
Movado Group, Inc.	276,870	6,390,160

Thrifts & Mortgage Finance — 3.00%
Accredited Home Lenders Holding Co. (a)	77,800	3,981,804
IndyMac Bancorp, Inc.	167,100	6,839,403
Ocwen Financial Corp. (a)	514,200	5,255,124

		16,076,331

Wireless Telecommunication Services — 0.55%
InPhonic, Inc. (a)	419,600	2,933,004

Total Equities (Cost $442,928,562)		509,678,552

Short-Term Investments — 4.92%
Other*— 4.59%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82%	24,571,939	24,571,939

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

U.S. Government Obligations — 0.33%
U.S. Treasury Bills,
yield of 4.60%, due 07/06/06 (d)	$1,800,000	$1,779,025

Total Short-Term Investments
(Cost $26,351,563)		26,350,964

Total Investments — 100.04%
(Cost $469,280,125)		536,029,516
Liabilities, in excess of cash and other assets — (0.04)%		(194,075)

Net Assets — 100.00%		$535,835,441

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $469,280,125; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$90,179,884
Gross unrealized depreciation	(23,430,493)

Net unrealized appreciation	$66,749,391

(a)	Non-income producing security.
(b)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2006, the value of this security amounted to $1,129,140 or 0.21% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.21% of net assets as of March 31, 2006, is considered illiquid and restricted.
(d)	This security was pledged to cover margin requirements for future contracts.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

FUTURES CONTRACTS
UBS Small Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration			Unrealized
	Date	Cost	Value	Appreciation

Index Futures Buy Contracts:
Russell 2000, 261 contracts	June 2006	$19,297,613	$20,143,980	$846,367

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at March 31, 2006 was $1,779,025.

RESTRICTED SECURITIES

			Acquisition		Market
			Cost as a		Value as a
			Percentage		Percentage
	Acquisition	Acquisition	of Net	Market	of Net
Security	Date	Cost	Assets	Value	Assets

Taberna Realty Finance Trust, 144A	08/04/05	$1,254,600	0.26%	$1,129,140	0.23%

UBS U.S. Small Cap Equity Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	3.89%
Airlines	1.30
Auto Components	0.75
Automobiles	0.92
Biotechnology	3.36
Building Products	2.22
Capital Markets	3.65
Chemicals	1.66
Commercial Banks	6.79
Commercial Services & Supplies	6.88
Communications Equipment	5.00
Containers & Packaging	0.65
Diversified Financial Services	3.33
Diversified Telecommunication Services	0.72
Electric Utilities	1.13
Electrical Equipment	2.32
Electronic Equipment & Instruments	3.40
Energy Equipment & Services	2.71
Food & Staples Retailing	0.98
Health Care Equipment & Supplies	3.49
Health Care Providers & Services	4.49
Hotel, Restaurants & Leisure	0.89
Household Durables	5.51
Insurance	0.94
Internet Software & Services	0.94
IT Services	0.55
Leisure Equipment & Products	1.34
Media	1.94
Metal & Mining	0.77
Multiline Retail	0.61
Multi-Utilities & Unregulated Power	2.61
Oil & Gas	1.91
Personal Products	2.03
Pharmaceuticals	1.38
Real Estate	4.15
Road & Rail	1.87
Software	1.00
Specialty Retail	2.30
Textiles, Apparel & Luxury Good	1.19
Thrifts & Mortgage Finance	3.00
Wireless Telecommunication Services	0.55

Total Equities	95.12
SHORT-TERM INVESTMENTS	4.92

TOTAL INVESTMENTS	100.04
LIABILITIES, IN EXCESS OF CASH AND
OTHER ASSETS	(0.04)

NET ASSETS	100.00%

46

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Equities (a) — 123.37%
Aerospace & Defense — 4.89%
Lockheed Martin Corp.	104,000	$7,813,520
Northrop Grumman Corp.	96,600	6,596,814

		14,410,334

Air Freight & Logistics — 3.76%
FedEx Corp.	98,100	11,079,414

Auto Components — 3.76%
Borg-Warner, Inc.	60,400	3,626,416
Johnson Controls, Inc.	98,000	7,441,140

		11,067,556

Automobiles — 1.21%
Harley-Davidson, Inc.	68,700	3,564,156

Beverages — 0.71%
Anheuser-Busch Cos., Inc.	48,900	2,091,453

Biotechnology — 2.91%
Cephalon, Inc., (b)	31,300	1,885,825
Genzyme Corp. (b)	99,400	6,681,668

		8,567,493

Building Products — 2.52%
Masco Corp.	228,300	7,417,467

Capital Markets — 8.38%
Mellon Financial Corp.	302,200	10,758,320
Morgan Stanley	221,400	13,908,348

		24,666,668

Commercial Banks — 9.87%
Fifth Third Bancorp	218,500	8,600,160
PNC Financial Services Group, Inc.	97,300	6,549,263
Wells Fargo & Co.	217,700	13,904,499

		29,053,922

Commercial Services & Supplies — 1.23%
Cendant Corp.	209,300	3,631,355

Diversified Financial Services — 8.48%
Citigroup, Inc.	298,700	14,107,601
JPMorgan Chase & Co.	261,000	10,868,040

		24,975,641

Diversified Telecommunication Services — 5.58%
AT&T, Inc.	200,700	5,426,928
Sprint Nextel Corp.	426,000	11,007,840

		16,434,768

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Electric Utilities — 3.08%
American Electric Power Co., Inc.	71,300	$2,425,626
Northeast Utilities	74,500	1,454,985
Pepco Holdings, Inc.	227,800	5,191,562

		9,072,173

Energy Equipment & Services — 1.09%
Baker Hughes, Inc.	47,000	3,214,800

Food & Staples Retailing — 5.67%
Costco Wholesale Corp.	158,000	8,557,280
Kroger Co. (b)	302,400	6,156,864
Sysco Corp.	61,800	1,980,690

		16,694,834

Health Care Equipment & Supplies — 1.90%
Waters Corp. (b)	65,200	2,813,380
Zimmer Holdings, Inc. (b)	40,900	2,764,840

		5,578,220

Health Care Providers & Services — 7.16%
Caremark Rx, Inc. (b)	92,200	4,534,396
Medco Health Solutions, Inc. (b)	88,700	5,075,414
UnitedHealth Group, Inc.	205,300	11,468,058

		21,077,868

Hotels, Restaurants & Leisure — 3.19%
Carnival Corp.	125,100	5,925,987
Royal Carribean Cruises, Ltd.	82,200	3,454,044

		9,380,031

Insurance — 4.92%
American International Group, Inc.	133,400	8,816,406
Hartford Financial Services Group, Inc.	70,500	5,678,775

		14,495,181

Internet & Catalog Retail — 1.46%
Expedia, Inc. (b)	211,600	4,289,132

IT Services — 0.93%

Accenture Ltd., Class A	90,600	2,724,342

Machinery — 2.44%
Illinois Tool Works, Inc.	74,600	7,184,726

Media — 3.32%
DIRECTV Group, Inc. (b)	189,400	3,106,160
Omnicom Group, Inc.	80,100	6,668,325

		9,774,485

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Multiline Retail — 1.99%
Kohl’s Corp. (b)	110,700	$5,868,207

Multi-Utilities & Unregulated Power — 1.58%
Sempra Energy	100,200	4,655,292

Oil & Gas — 2.85%
Marathon Oil Corp.	110,300	8,401,551

Pharmaceuticals — 10.24%
Allergan, Inc.	65,300	7,085,050
Bristol-Myers Squibb Co.	148,000	3,642,280
Johnson & Johnson	136,200	8,065,764
Wyeth	233,800	11,343,976

		30,137,070

Road & Rail — 3.03%
Burlington Northern Santa Fe Corp.	107,100	8,924,643

Semiconductors & Semiconductor Equipment — 3.24%
Analog Devices, Inc.	76,100	2,913,869
Intel Corp.	174,700	3,380,445
Xilinx, Inc.	127,500	3,246,150

		9,540,464

Software — 9.49%
Mercury Interactive Corp. (b)	73,000	2,540,400
Microsoft Corp.	476,400	12,962,844
Oracle Corp. (b)	478,000	6,543,820
Symantec Corp. (b)	349,600	5,883,768

		27,930,832

Thrifts & Mortgage Finance — 2.49%
Freddie Mac	120,400	7,344,400

Total Equities (Cost $346,327,315)		363,248,478

Investment Company — 0.46%
SPDR Trust, Series 1 (Cost $1,372,565)	10,500	1,363,215

Short-Term Investment* — 0.09%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 4.81%, (Cost $268,576)	268,576	268,576

Total Investments Before Investments Sold Short — 123.92%
(Cost $347,968,456)		364,880,269

Investments Sold Short — (24.84)%
Equities — (24.84)%
Air Freight & Logistics — (2.22)%
C.H. Robinson Worldwide, Inc.	(66,300)	(3,254,667)
Expeditors International Washington, Inc.	(38,100)	(3,291,459)

		(6,546,126)

Automobiles — (0.72)%
Ford Motor Co.	(137,100)	(1,091,316)
General Motors Corp.	(47,900)	(1,018,833)

		(2,110,149)

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Capital Markets — (0.98)%
Bear Stearns Cos., Inc.	(20,700)	$(2,871,090)

Commercial Banks — (2.28)%
BB&T Corp.	(40,800)	(1,599,360)
Comerica, Inc.	(28,200)	(1,634,754)
Keycorp.	(48,400)	(1,781,120)
Regions Financial Corp.	(48,300)	(1,698,711)

		(6,713,945)

Communications Equipment — (1.55)%
JDS Uniphase Corp. (b)	(506,500)	(2,112,105)
QUALCOMM, Inc.	(48,300)	(2,444,463)

		(4,556,568)

Computers & Peripherals — (0.52)%
Apple Computer, Inc. (b)	(24,400)	(1,530,368)

Electric Utilities — (0.58)%
TXU Corp.	(38,100)	(1,705,356)

Food Products — (0.90)%
Hershey Foods	(24,700)	(1,290,081)
Kellogg Co.	(31,100)	(1,369,644)

		(2,659,725)

Health Care Providers & Services — (1.15)%
United Surgical Partners International, Inc. (b)	(96,000)	(3,399,360)

Hotels, Restaurants & Leisure — (0.69)%
Darden Restaurants, Inc.	(49,300)	(2,022,779)

Household Durables — (3.14)%
Black & Decker Corp.	(15,500)	(1,346,795)
DR Horton, Inc.	(39,700)	(1,318,834)
KB Home	(17,900)	(1,163,142)
Lennar Corp., Class A	(21,400)	(1,292,132)
Pulte Homes, Inc.	(37,200)	(1,429,224)
Ryland Group, Inc.	(18,000)	(1,249,200)
Stanley Works	(28,500)	(1,443,810)

		(9,243,137)

IT Services — (0.91)%
Cognizant Technology Solutions Corp., Class A (b)	(45,000)	(2,677,050)

Machinery — (0.80)%
Caterpillar, Inc.	(32,700)	(2,348,187)

Metals & Mining — (2.49)%
Freeport-McMoran Copper & Gold, Inc.	(27,400)	(1,637,698)
Nucor Corp.	(29,400)	(3,080,826)
Phelps Dodge Corp.	(32,500)	(2,617,225)

		(7,335,749)

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Multiline Retail — (0.75)%
Sears Holdings Corp. (b)	(16,800)	$(2,221,632)

Oil & Gas — (0.85)%
Nexen, Inc.	(24,200)	(1,331,968)
Valero Energy Corp.	(19,700)	(1,177,666)

		(2,509,634)

Pharmaceuticals — (1.37)%
Abbott Laboratories, Inc.	(43,500)	(1,847,445)
Pfizer, Inc.	(88,100)	(2,195,452)

		(4,042,897)

Semiconductors & Semiconductor Equipment — (0.47)%
Marvell Technology Group, Ltd. (b)	(25,700)	(1,390,370)

Software — (1.15)%
BMC Software, Inc. (b)	(62,700)	(1,358,082)
Novell, Inc. (b)	(262,400)	(2,015,232)

		(3,373,314)

Specialty Retail — (1.32)%
Best Buy Co., Inc.	(29,500)	(1,649,935)
Circuit City Stores, Inc.	(90,800)	(2,222,784)

		(3,872,719)

Total Equities Sold Short
(Proceeds $67,015,307)		(73,130,155)

Total Investments, Net of Investments Sold Short — 99.08%
(Cost $280,953,149)		291,750,114
Cash and other assets, less liabilities — 0.92%		2,692,227

Net Assets — 100.00%		$294,442,341

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $347,968,456; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$20,740,256
Gross unrealized depreciation	(3,828,443)

Net unrealized appreciation	$16,911,813

(a)	All or a portion of these securities have been pledged to cover open short positions.
(b)	Non-income producing security.
*	Investment in affiliated mutual fund.

51

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	4.89%
Air Freight & Logistics	3.76
Auto Components	3.76
Automobiles	1.21
Beverages	0.71
Biotechnology	2.91
Building Products	2.52
Capital Markets	8.38
Commercial Banks	9.87
Commercial Services & Supplies	1.23
Diversified Financial Services	8.48
Diversified Telecommunication Services	5.58
Electric Utilities	3.08
Energy Equipment & Services	1.09
Food & Staples Retailing	5.67
Health Care Equipment & Supplies	1.90
Health Care Providers & Services	7.16
Hotels, Restaurants & Leisure	3.19
Insurance	4.92
Internet & Catalog Retail	1.46
IT Services	0.93
Machinery	2.44
Media	3.32
Multiline Retail	1.99
Multi-Utilities & Unregulated Power	1.58
Oil & Gas	2.85
Pharmaceuticals	10.24
Road & Rail	3.03
Semiconductors & Semiconductor Equipment	3.24
Software	9.49
Thrifts & Mortgage Finance	2.49

Total Equities	123.37
INVESTMENT COMPANY	0.46
SHORT-TERM INVESTMENT	0.09

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT	123.92
INVESTMENTS SOLD SHORT
Equities Sold Short
Air Freight & Logistics	(2.22)
Automobiles	(0.72)
Capital Markets	(0.98)
Commercial Banks	(2.28)
Communications Equipment	(1.55)
Computers & Peripherals	(0.52)
Electric Utilities	(0.58)
Food Products	(0.90)

UBS U.S. Equity Alpha Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Health Care Providers & Services	(1.15)%
Hotels, Restaurants & Leisure	(0.69)
Household Durables	(3.14)
IT Services	(0.91)
Machinery	(0.80)
Metals & Mining	(2.49)
Multiline Retail	(0.75)
Oil & Gas	(0.85)
Pharmaceuticals	(1.37)
Semiconductors & Semiconductor Equipment	(0.47)
Software	(1.15)
Specialty Retail	(1.32)

Total Equities Sold Short	(24.84)
TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT	99.08
CASH AND OTHER ASSETS, LESS LIABILITIES	0.92

NET ASSETS	100.00%

53

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

International Equities — 95.67%
Australia — 2.64%
National Australia Bank Ltd.	183,285	$4,946,758
Qantas Airways Ltd.	1,873,748	4,748,613
QBE Insurance Group Ltd.	484,536	7,589,720

		17,285,091

Austria — 0.53%
Telekom Austria AG	146,451	3,451,921

Belgium — 2.14%
Fortis	119,803	4,280,003
KBC Groep NV S.A.	68,613	7,366,971
Solvay S.A.	20,335	2,348,475

		13,995,449

Canada — 4.61%
Alcan, Inc.	71,960	3,292,223
Canadian Pacific Railway Ltd.	99,400	4,958,722
Cott Corp. (a)	145,400	1,872,515
Falconbridge Ltd.	46,900	1,641,309
Inco Ltd.	34,200	1,704,948
Magna International, Inc., Class A	31,500	2,374,941
Manulife Financial Corp.	52,300	3,280,814
Petro-Canada	126,200	5,984,464
Toronto Dominion Bank	91,100	5,075,889

		30,185,825

Finland — 1.53%
Nokia Oyj	193,814	4,011,639
UPM-Kymmene Oyj	254,874	6,022,947

		10,034,586

France — 7.80%
AXA S.A.	315,310	11,065,860
France Telecom S.A.	402,879	9,061,529
Sanofi-Aventis S.A.	125,072	11,898,127
Total S.A.	63,841	16,842,516
Unibail REIT	12,281	2,217,527

		51,085,559

Germany — 7.73%
Allianz AG	77,716	12,976,139
Bayerische Motoren Werke AG	59,550	3,279,930
Deutsche Postbank AG	90,832	6,591,276
E.ON AG	80,547	8,864,044
Hannover Rueckversicherung AG	42,362	1,571,407
MAN AG	78,609	5,455,673
Metro AG	58,299	2,989,186

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Premiere AG (a)	47,476	$842,870
Schering AG	45,726	4,753,886
Siemens AG	35,915	3,353,058

		50,677,469

Hong Kong — 1.57%
Esprit Holdings Ltd.	374,500	2,915,242
Hutchison Telecommunications International Ltd. (a)	1,679,000	2,867,163
Sun Hung Kai Properties Ltd.	275,000	2,792,832
Yue Yuen Industrial Holdings	585,000	1,722,772

		10,298,009

Ireland — 2.22%
Bank of Ireland	500,365	9,307,739
CRH PLC	126,659	4,420,561
Depfa Bank PLC	44,916	800,142

		14,528,442

Italy — 2.03%
ENI SpA	165,128	4,698,591
UniCredito Italiano SpA	1,190,918	8,608,772

		13,307,363

Japan — 21.03%
Aeon Co. Ltd.	162,900	3,951,398
Aiful Corp.	45,950	3,041,211
Asahi Breweries Ltd.	293,200	4,160,102
Bank of Yokohama Ltd.	476,000	3,898,590
Bridgestone Corp.	220,000	4,588,785
Canon, Inc.	116,300	7,697,341
East Japan Railway Co.	567	4,200,714
Funai Electric Co. Ltd.	24,000	2,373,492
Honda Motor Co. Ltd.	89,000	5,512,404
Japan Tobacco, Inc.	725	2,550,127
KDDI Corp.	381	2,036,100
Mitsubishi Corp.	282,300	6,427,901
Mitsui Fudosan Co. Ltd.	184,000	4,228,717
Mitsui Sumitomo Insurance Co. Ltd.	446,000	6,066,661
Nissan Motor Co. Ltd.	549,100	6,522,020
Nitto Denko Corp.	86,400	7,333,356
NOK Corp.	102,100	2,749,847
Nomura Holdings, Inc.	173,600	3,871,708
NTN Corp.	375,000	2,972,600
NTT DoCoMo, Inc.	3,446	5,094,341
Rohm Co. Ltd.	56,900	6,018,734
Sekisui House Ltd.	198,000	2,954,019
Shin-Etsu Chemical Co. Ltd.	108,800	5,906,814
Sompo Japan Insurance, Inc.	237,000	3,437,205
Sumitomo Mitsui Financial Group, Inc.	744	8,217,502
Sumitomo Trust & Banking Co. Ltd.	310,000	3,587,256
Takefuji Corp.	58,100	3,657,782
Tokyo Gas Co. Ltd.	954,000	4,174,257
Toyota Motor Corp.	119,600	6,533,798
Yokogawa Electric Corp.	225,300	4,010,225

		137,775,007

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Netherlands — 7.84%
ABN AMRO Holding NV	736,123	$22,069,828
Aegon NV	268,241	4,963,786
ASML Holding NV (a)	224,659	4,587,463
Koninklijke (Royal) Philips Electronics NV	117,864	3,983,626
Reed Elsevier NV	231,597	3,320,217
Royal KPN NV	393,997	4,440,427
TNT NV	180,088	6,235,107
VNU NV	54,411	1,769,116

		51,369,570

Norway — 0.85%
Telenor ASA	520,600	5,600,327

Singapore — 0.11%
Jardine Cycle & Carriage Ltd.	110,000	755,639

Spain — 2.74%
Banco Santander Central Hispano S.A.	912,042	13,318,360
Repsol YPF S.A.	163,496	4,644,229

		17,962,589

Sweden — 1.76%
Electrolux AB, B Shares	149,200	4,281,466
Sandvik AB	69,800	4,126,969
Telefonaktiebolaget LM Ericsson, B Shares	821,000	3,120,190

		11,528,625

Switzerland — 8.60%
Actelion Ltd. (a)	28,751	2,856,023
Adecco S.A.	44,007	2,459,180
Credit Suisse Group	305,094	17,119,339
Holcim Ltd.	49,373	3,931,207
Nestle S.A.	18,555	5,508,215
Novartis AG	133,817	7,441,976
Roche Holding AG	44,491	6,624,250
Straumann Holding AG	11,899	2,710,853
Swiss Reinsurance Co.	110,057	7,690,862

		56,341,905

United Kingdom — 19.94%
AstraZeneca PLC	65,826	3,316,617
Balfour Beatty PLC	229,823	1,485,375
Barclays PLC	1,240,096	14,510,846
BP PLC	1,467,269	16,850,431
Centrica PLC	195,735	957,297
Collins Stewart Tullett PLC	198,939	2,514,506
Diageo PLC	549,554	8,655,218
Gallaher Group PLC	385,425	5,624,954
GUS PLC	157,684	2,890,280

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Kesa Electricals PLC	464,223	$2,516,408
Kingfisher PLC	1,070,274	4,453,488
Prudential PLC	959,146	11,123,355
Rentokil Initial PLC	520,384	1,410,420
Royal Bank of Scotland Group PLC	438,527	14,270,327
Scottish & Southern Energy PLC	156,395	3,075,878
Taylor Nelson Sofres PLC	621,600	2,726,919
Tesco PLC	1,670,636	9,578,458
Vodafone Group PLC	7,783,007	16,294,247
Wolseley PLC	228,099	5,603,671
WPP Group PLC	234,361	2,811,570

		130,670,265

Total International Equities (Cost $555,046,131)		626,853,641

Investment Company — 2.71%
iShares MSCI EAFE Index Fund (Cost $17,559,908)	273,300	17,742,636

Short-Term Investment* — 0.87%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82% (Cost $5,665,941)	5,665,941	5,665,941

Total Investments — 99.25%
(Cost $578,271,980)		650,262,218
Cash and other assets, less liabilities — 0.75%		4,945,820

Net Assets — 100.00%		$655,208,038

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $578,271,980; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$80,317,928
Gross unrealized depreciation	(8,327,690)

Net unrealized appreciation	$71,990,238

(a)	Non-income producing security.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts	In		Maturity	Unrealized Appreciation/
	to Deliver	Exchange For		Date	(Depreciation)

Australian Dollar	15,590,000	USD	11,359,859	05/18/06	$207,397
British Pound	11,430,000	USD	20,058,367	05/18/06	190,436
British Pound	7,015,000	USD	12,000,876	05/18/06	(192,784)
Canadian Dollar	4,225,000	USD	3,626,298	05/18/06	4,134
Euro	59,760,000	USD	71,052,390	05/18/06	(1,560,193)
Euro	12,975,000	USD	15,866,285	05/18/06	100,752

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Contracts	In		Maturity	Unrealized Appreciation/
	to Deliver	Exchange For		Date	(Depreciation)

Japanese Yen	1,670,800,000	USD	14,580,110	05/18/06	$295,333
Japanese Yen	559,400,000	USD	4,769,375	05/18/06	(13,306)
Swiss Franc	2,545,000	USD	2,036,489	05/18/06	75,245
Japanese Yen	1,276,166,220	AUD	15,590,000	05/18/06	241,671
United States Dollar	6,913,878	CHF	8,980,000	05/18/06	6,344
United States Dollar	5,908,381	CHF	7,610,000	05/18/06	(43,916)
United States Dollar	1,679,075	DKK	10,600,000	05/18/06	46,753
United States Dollar	19,424,871	EUR	16,170,000	05/18/06	222,811
United States Dollar	8,642,127	GBP	4,940,000	05/18/06	(55,287)
United States Dollar	8,476,894	GBP	4,885,000	05/18/06	14,343
United States Dollar	19,141,311	JPY	2,248,300,000	05/18/06	80,896
United States Dollar	40,368,065	JPY	4,685,300,000	05/18/06	(310,329)
United States Dollar	31,578,369	SEK	250,950,000	05/18/06	752,515
United States Dollar	2,671,410	SEK	20,050,000	05/18/06	(88,289)
United States Dollar	13,915,896	SGD	23,245,000	05/18/06	494,103

Total net unrealized appreciation on forward foreign currency contracts					$468,629

Currency Type Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006. (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	0.95%
Airlines	0.72
Auto Components	1.48
Automobiles	3.33
Beverages	2.24
Biotechnology	0.44
Capital Markets	3.59
Chemicals	2.38
Commercial Banks	18.71
Commercial Services & Supplies	0.59
Communications Equipment	1.09
Construction & Engineering	0.23
Construction Materials	1.27
Consumer Finance	1.02
Distributors	0.12
Diversified Financial Services	0.65
Diversified Telecommunication Services	3.44
Electric Utilities	1.82
Electronic Equipment & Instruments	0.61
Food & Staples Retailing	2.52

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Food Products	0.84%
Gas Utilities	0.15
Health Care Equipment & Supplies	0.41
Household Durables	2.07
Industrial Conglomerates	0.51
Insurance	10.65
Internet & Catalog Retail	0.44
Machinery	1.92
Media	1.75
Metals & Mining	1.01
Office Electronics	1.18
Oil & Gas	8.12
Paper & Forest Products	0.92
Pharmaceuticals	5.19
Real Estate	1.42
Road & Rail	1.40
Semiconductors & Semiconductor Equipment	1.62
Specialty Retail	1.51
Textiles, Apparel & Luxury Goods	0.26
Tobacco	1.25
Trading Companies & Distributors	1.84
Wireless Telecommunication Services	4.01

Total International Equities	95.67
INVESTMENT COMPANY	2.71
SHORT-TERM INVESTMENT	0.87

TOTAL INVESTMENTS	99.25
CASH AND OTHER ASSETS, LESS LIABILITIES	0.75

NET ASSETS	100.00%

59

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

International Equities — 96.91%
Brazil — 12.67%
Banco Bradesco S.A., Preferred	33,578	$1,205,642
Banco Itau Holding Financeira S.A., Preferred	289,000	8,613,909
Cia de Bebidas das Americas, ADR	7,800	335,088
Cia de Bebidas das Americas, ADR	162,700	6,989,592
Cia de Bedidas das Americas, ADR	23,360	876,701
Cia Energetica de Minas Gerais, Preferred	73,404,802	3,346,296
Cia Vale do Rio Doce Preferred	381,378	16,425,337
Cia Vale do Rio Doce, Preferred Series A (a)(b)(c)	23,646	0
Petroleo Brasileiro S.A., Preferred	1,751,132	34,796,061
Tele Norte Leste Participacoes S.A. ADR	280,035	4,670,984
Unibanco-Uniao De Bancos Brasileiros S.A. ADR	109,900	8,122,709

		85,382,319

China — 4.31%
China Life Insurance Co., Ltd. (a)	2,912,000	3,677,929
China Petroleum & Chemical Corp.	12,942,000	7,505,848
Cosco Holdings (a)	6,157,000	2,797,139
Dongfeng Motor Group Co., Ltd. (a)	8,279,500	3,628,013
Huadian Power International Corp., Ltd.	10,588,000	2,831,509
Shanghai Electric Group Corp. Ltd. (a)	14,108,800	5,955,075
Weiqiao Textile Co. (a)	1,758,000	2,662,212

		29,057,725

Czech Republic — 0.46%
CEZ	89,463	3,120,116

Hong Kong — 2.09%
China Merchants Holdings International Co., Ltd.	1,422,000	4,105,192
China Netcom Group Corp. Hong Kong Ltd.	2,220,500	3,920,642
China Unicom Ltd.	2,350,000	1,908,070
CNOOC Ltd.	5,151,000	3,983,168
Nine Dragons Paper Holdings Ltd. (a)	233,600	159,564

		14,076,636

Hungary — 1.74%
Mol Magyar Olaj-es Gazipari Rt.	53,784	5,517,104
OTP Bank Rt.	179,009	6,208,506

		11,725,610

India — 7.62%
Bharat Heavy Electricals Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	67,295	3,390,383
Dr. Reddys Laboratories Ltd. Participation Certificates - Deutsche Bank AG 144A (a)(c)	47,400	1,514,031
EIH Ltd.	12	192
Hindalco Industries, Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	195,100	801,006
Hindustan Lever Ltd.	4,855	29,676
ICICI Bank Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	414,000	5,480,151
Indian Oil & Natural Gas Corp., Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	126,100	3,710,740
Indian Oil Corp., Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	108,700	1,427,512
Infosys Technology Ltd. ADR	68,900	5,364,554
ITC Ltd.	1,214,825	5,327,485
Larsen & Toubro Ltd.	61,502	3,362,155

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

NTPC Ltd. Participation Certificates - ABN AMRO Bank NV (a)(c)	442,200	$1,337,832
Reliance Capital Ventures Ltd. Participation Certificates- Citigroup Global Markets Holdings, Inc. (a)	361,278	201,747
Reliance Communication Ventures Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)	361,278	2,507,838
Reliance Energy Ventures Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)	361,278	351,942
Reliance Industries Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	344,578	6,158,654
Reliance Natural Resources Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)	361,278	270,755
Satyam Computer Services Ltd. Participation Certificates Citigroup Global Markets Holdings, Inc., 144A (a)(c)	199,200	3,798,229
Tata Consultancy Services Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc., 144A (a)(c)	91,400	3,931,535
Tata Motors Ltd. ADR	74,134	1,544,953
Union Bank of India	292,392	798,986

		51,310,356

Indonesia — 3.57%
PT Astra Agro Lestari Tbk	3,171,000	2,169,801
PT Astra International Tbk	2,945,576	3,658,767
PT Bank Rakyat	12,811,500	5,509,198
PT Indosat Tbk	7,163,500	4,058,159
PT Medco Energi Intemasional Tbk	4,819,500	2,205,021
PT Semen Gresik Persero Tbk	548,500	1,543,486
PT Telekomunikasi Tbk	6,474,400	4,928,381

		24,072,813

Israel — 3.26%
Bank Hapoalim BM	1,302,958	6,046,760
Teva Pharmaceutical Industries Ltd., ADR	386,720	15,925,129

		21,971,889

Korea — 18.56%
Binggrae Co., Ltd.	9,140	451,544
Daelim Industrial Co.	37,780	2,994,092
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	72,890	1,931,780
Daishin Securities Co., Ltd., Preferred (a)	128,910	1,950,367
GS Holdings Corp.	70,500	2,089,749
Hyundai Department Store Co., Ltd.	49,880	4,661,490
Hyundai Development Co.	70,640	3,231,729
Hyundai Mobis	46,100	4,080,486
Hyundai Motor Co., Ltd.	8,798	739,807
Hyundai Motor Co., Ltd., Preferred	192,120	10,618,407
Kookmin Bank	277,766	23,985,763
Korean Reinsurance Co. (a)	370,974	4,028,176
KT&G Corp.	102,320	5,771,033
LG Chem Ltd.	38,578	1,753,004
LG Electronics, Inc.	106,500	8,637,505
LG.Philips LCD Co., Ltd. ADR (a)	207,400	4,707,980
POSCO	16,843	4,342,499
Samsung Electronics Co., Ltd.	35,487	23,010,303
Samsung Electronics Co., Ltd., Preferred	10,138	5,191,082
Samsung Fire & Marine Insurance Co., Ltd. (a)	8,330	1,101,693
Sejong Securities Co., Ltd. (b)(c)	726,000,000	0

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Shinhan Financial Group Co., Ltd.	80,120	$3,587,093
SK Telecom Co., Ltd. ADR	181,444	4,280,264
STX Pan Ocean Co., Ltd	3,434,000	1,880,800

		125,026,646

Luxembourg — 0.86%
Tenaris S.A. ADR	32,100	5,799,507

Malaysia — 2.80%
AMMB Holdings Bhd	2,107,600	1,619,426
British American Tobacco Malaysia Bhd	215,900	2,491,312
Bumiputra-Commerce Holdings Bhd	1,575,300	2,694,575
Genting Bhd	622,400	4,021,916
Tanjong PLC	1,058,400	4,195,553
Telekom Malaysia Bhd	1,505,600	3,822,150

		18,844,932

Mexico — 4.57%
Cemex S.A. de C.V. CPO	1,460,766	9,517,615
Consorcio ARA S.A. de C.V.	382,981	1,705,188
Fomento Economico Mexicano S.A. de C.V.	929,700	8,496,672
Grupo Financiero Banorte S.A. de C.V.	3,022,900	7,192,123
Telefonos de Mexico S.A. de C.V., Series L, ADR	171,400	3,853,072

		30,764,670

Russia — 8.74%
AFK Sistema GDR, 144A (a)	260,840	6,286,244
LUKOIL, ADR	236,945	19,500,573
MMC Norilsk Nickel, ADR	31,400	3,077,200
Mobile Telesystems OJSC ADR	85,400	2,826,740
NovaTek OAO GDR	68,449	2,635,287
Novolipetsk Steel, GDR 144A (a)	206,634	4,194,670
OAO Gazprom ADR	3,815	349,454
OAO Gazprom, Registered ADR	46,553	4,259,600
Polyus Gold Co. (b)(c)	58,100	871,500
Surgutneftegaz Preferred	2,581,324	3,020,149
Surgutneftgaz OJSC	4,740,601	7,134,604
Vimpel-Communications OAO, ADR (a)	110,600	4,756,906

		58,912,927

Singapore — 0.03%
Cosco Corp. Singapore Ltd.	216,000	164,421

South Africa — 7.78%
Anglo Platinum Ltd.	40,066	3,635,086
Bidvest Group Ltd.	174,232	3,221,547
Edgars Consolidated Stores Ltd.	379,251	2,367,589
Gold Fields Ltd.	448,385	9,773,491
Imperial Holdings Ltd. (a)	96,433	2,674,567

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

JD Group Ltd.	143,048	$2,167,007
Massmart Holdings Ltd.	211,111	1,999,657
MTN Group Ltd.	1,030,385	10,277,946
Naspers Ltd.	132,145	2,689,838
Sanlam Ltd.	2,041,140	5,462,462
Standard Bank Group Ltd.	593,186	8,158,653

		52,427,843

Taiwan — 13.19%
Acer, Inc.	442,000	812,958
Asustek Computer, Inc.	1,544,000	4,186,022
AU Optronics Corp., ADR	365,410	5,448,263
Catcher Technology Co., Ltd.	177,000	1,592,310
Cathay Financial Holding Co., Ltd.	4,407,000	7,874,856
Cathay Financial Holding Co., Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(c)	441,000	788,022
Cheng Uei Precision Industry Co., Ltd.	374,000	1,302,032
Chi Mei Optoelectronics Corp.	2,814,224	3,966,627
Chinatrust Financial Holding Co.	2,487,659	1,766,580
Delta Electronics, Inc.	2,080,786	4,840,006
Far EasTone Telecommunications Co., Ltd.	2,739,730	3,232,795
Formosa Chemicals & Fibre Corp.	2,117,800	3,412,386
Giant Manufacturing Co., Ltd.	907,000	1,659,836
High Tech Computer Corp.	194,000	5,307,454
HON HAI Precision Industry Co., Ltd.	1,411,142	8,738,529
King Yuan Electronics Co., Ltd.	3,772,000	3,800,065
Lite-On Technology Corp.	3,054,006	4,234,030
MediaTek, Inc.	562,659	6,509,187
Mitac International Corp.	1,272,000	1,630,242
Taiwan Fertilizer Co., Ltd.	2,417,000	2,904,108
Taiwan Semiconductor Manufacturing Co., Ltd.	4,948,151	9,786,999
Unimicron Technology Corp.	1,102,000	1,602,489
Wistron Corp. (a)	1,985,000	2,378,930
Yuanta Core Pacific Securities Co.	1,813,377	1,095,004

		88,869,730

Thailand — 2.20%
Bangkok Bank PCL	749,900	2,237,644
Banpu PCL	66,900	258,135
BEC World PCL	2,026,400	656,788
Bumrungrad Hospital PCL NVDR	417,500	386,624
CP Seven Eleven PCL	4,131,700	712,087
Kasikornbank PCL	1,260,300	2,220,722
Kasikornbank PCL NVDR	1,437,200	2,440,005
Krung Thai Bank PCL	2,016,200	565,314
Land & House PCL NVDR	3,026,800	634,558
PTT PCL	296,600	1,785,322
Siam Cement PCL	109,100	718,446
Thai Oil PCL	1,311,800	2,227,107
True Corp. Purchase Right PCL (a)(b)(c)	216,818	0

		14,842,752

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Turkey — 2.46%
Turkcell Iletisim Hizmet AS	399,847	$2,557,593
Turkiye Garanti Bankasi AS (a)	1,658,313	6,167,025
Turkiye Is Bankasi	944,251	7,865,832

		16,590,450

Total International Equities
(Cost $470,373,280)		652,961,342

Short-Term Investment* — 2.03%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $13,687,708)	13,687,708	13,687,708

Total Investments — 98.94%
(Cost $484,060,988)		666,649,050
Cash and other assets, less liabilities —1.06%		7,175,897

Net Assets — 100.00%		$673,824,947

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $484,060,988; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$185,889,127
Gross unrealized depreciation	(3,301,065)

Net unrealized appreciation	$182,588,062

(a)	Non-income producing security.
(b)	Security is illiquid.These securities amounted to $871,500 or 0.13% of net assets.
(c)	Security is being fair valued committee under the direction of the Board of Trustees. At March 31, 2006, the value of these securities amounted to $33,209,595 or 4.93% of net assets.
144A
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $19,724,709. or 2.93% of net assets.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non Voting Depository Receipt.
*	Investment in affiliated mutual fund.

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

INTERNATIONAL EQUITIES
Auto Components	0.61%
Automobiles	3.00
Beverages	2.48
Capital Markets	0.50
Chemicals	1.20
Commercial Banks	15.81
Computers & Peripherals	2.75
Construction & Engineering	0.92
Construction Materials	1.75
Diversified Financial Services	4.12
Diversified Telecommunication Services	4.68
Electric Utilities	2.26
Electrical Equipment	0.24
Electronic Equipment & Instruments	4.54
Energy Equipment & Services	0.86
Food & Staples Retailing	0.30
Food Products	0.39
Health Care Providers & Services	0.06
Hotels, Restaurants & Leisure	1.22
Household Durables	1.63
Industrial Conglomerates	1.09
Insurance	3.40
IT Services	0.80
Leisure Equipment & Products	0.25
Machinery	0.57
Marine	0.44
Media	0.50
Metals & Mining	6.32
Multiline Retail	0.80
Oil & Gas	16.36
Paper & Forest Products	0.02
Pharmaceuticals	2.36
Semiconductors & Semiconductor Equipment	7.17
Specialty Retail	0.67
Textiles, Apparel & Luxury Goods	0.39
Tobacco	2.02
Wireless Telecommunication Services	4.43

Total International Equities	96.91
SHORT-TERM INVESTMENT	2.03

TOTAL INVESTMENTS	98.94
CASH AND OTHER ASSETS, LESS LIABILITIES	1.06

NET ASSETS	100.00%

65

UBS U.S. Cash Management Prime Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

Short-Term Investments* — 100.00%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 4.82%	907,915,342	$907,915,342

Total Investments — 100.00%
(Cost $907,915,342)		907,915,342
Liabilities, in excess of cash and other assets — (0.00%)		(9,998)

Net Assets — 100.00%		$907,905,344

NOTES TO SCHEDULE OF INVESTMENTS

*	Investment in affiliated mutual fund.

66

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Bonds — 97.87%
U.S. Bonds — 96.98%
U.S. Corporate Bonds — 17.98%
Allstate Corp.
7.200%, due 12/01/09	$85,000	$89,830
Altria Group, Inc.
7.750%, due 01/15/27	95,000	108,705
American Electric Power Co., Inc., Series A
6.125%, due 05/15/06	46,000	46,048
American General Finance Corp.
5.375%, due 10/01/12	65,000	63,762
AT&T Corp. (a)
9.750%, due 11/15/31	135,000	161,198
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	80,000	84,719
Avon Products, Inc.
7.150%, due 11/15/09	110,000	116,378
Bank of America Corp.
7.400%, due 01/15/11	295,000	318,843
Bank One Corp.
7.875%, due 08/01/10	145,000	158,110
BellSouth Corp.
6.550%, due 06/15/34	90,000	89,851
Boeing Capital Corp.
7.375%, due 09/27/10	115,000	123,880
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	185,000	185,000
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	80,000	80,879
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	60,000	67,486
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	60,000	57,749
6.500%, due 01/15/12	135,000	140,985
Capital One Financial Corp.
5.500%, due 06/01/15	105,000	101,908
Cendant Corp.
6.250%, due 01/15/08	55,000	55,643
Citigroup, Inc.
5.000%, due 09/15/14	519,000	496,735
5.625%, due 08/27/12	210,000	211,141
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	295,000	306,655
Computer Sciences Corp.
3.500%, due 04/15/08	65,000	62,594
ConAgra Foods, Inc.
6.750%, due 09/15/11	80,000	83,144
Coors Brewing Co.
6.375%, due 05/15/12	85,000	87,649
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	135,000	129,184
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	405,000	392,446

67

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Devon Financing Corp. ULC
6.875%, due 09/30/11	$160,000	$169,636
Dominion Resources, Inc./VA
5.950%, due 06/15/35	85,000	78,370
Duke Energy Field Services LLC
7.875%, due 08/16/10	120,000	130,254
EOP Operating LP
7.250%, due 06/15/28	115,000	120,868
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	125,000	136,930
FirstEnergy Corp., Series B
6.450%, due 11/15/11	175,000	181,079
FleetBoston Financial Corp.
7.375%, due 12/01/09	55,000	58,571
Ford Motor Credit Co.
5.800%, due 01/12/09	1,725,000	1,575,368
FPL Group Capital, Inc.
7.625%, due 09/15/06	65,000	65,637
General Electric Capital Corp.
6.000%, due 06/15/12	780,000	801,055
6.750%, due 03/15/32	95,000	105,790
General Motors Acceptance Corp.
6.125%, due 09/15/06	95,000	94,562
6.875%, due 09/15/11	345,000	321,567
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	505,000	533,083
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	55,000	57,532
HSBC Finance Corp.
6.750%, due 05/15/11	225,000	236,874
ICI Wilmington, Inc.
4.375%, due 12/01/08	165,000	159,082
International Lease Finance Corp.
3.500%, due 04/01/09	190,000	180,055
John Deere Capital Corp.
7.000%, due 03/15/12	115,000	123,308
JPMorgan Chase & Co.
6.750%, due 02/01/11	185,000	194,475
Kraft Foods, Inc.
5.625%, due 11/01/11	165,000	165,219
Kroger Co.
7.500%, due 04/01/31	75,000	82,423
Lockheed Martin Corp.
8.500%, due 12/01/29	75,000	97,376
Marathon Oil Corp.
6.125%, due 03/15/12	125,000	128,658
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	105,000	107,178
McKesson Corp.
7.750%, due 02/01/12	50,000	54,913
Miller Brewing Co., 144A
5.500%, due 08/15/13	165,000	162,673
Morgan Stanley
6.750%, due 04/15/11	435,000	457,903

68

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	$105,000	$132,988
News America, Inc.
6.200%, due 12/15/34	50,000	46,826
Norfolk Southern Corp.
5.257%, due 09/17/14	125,000	122,590
Pacific Gas & Electric Co.
6.050%, due 03/01/34	120,000	117,430
PPL Capital Funding Trust I
4.330%, due 03/01/09	65,000	62,508
PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	100,000	103,316
Progress Energy, Inc.
7.000%, due 10/30/31	60,000	64,482
Prologis REIT, 144A
5.625%, due 11/15/15	80,000	78,218
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	210,000	218,400
Safeway, Inc.
7.250%, due 02/01/31	80,000	84,774
Sempra Energy
7.950%, due 03/01/10	65,000	70,202
Sprint Capital Corp.
8.750%, due 03/15/32	155,000	193,790
Time Warner, Inc.
7.625%, due 04/15/31	70,000	76,254
TXU Energy Co. LLC
7.000%, due 03/15/13	85,000	88,533
U.S. Bank N.A.
6.375%, due 08/01/11	70,000	72,958
Union Pacific Corp.
6.700%, due 12/01/06	115,000	115,961
Unitedhealth Group, Inc.
5.800%, due 03/15/36	125,000	119,034
UST, Inc.
6.625%, due 07/15/12	140,000	145,297
Valero Energy Corp.
7.500%, due 04/15/32	110,000	126,468
Verizon New York, Inc., Series B
7.375%, due 04/01/32	235,000	238,356
Wachovia Bank N.A.
7.800%, due 08/18/10	245,000	266,966
Washington Mutual Preferred Funding Delaware, 144A † (b)
6.534%, due 03/15/11	200,000	193,804
Waste Management, Inc.
7.375%, due 08/01/10	85,000	90,678
Wells Fargo Bank N.A.
6.450%, due 02/01/11	360,000	375,074
Wyeth
5.500%, due 03/15/13	75,000	74,149
Xcel Energy, Inc.
7.000%, due 12/01/10	85,000	89,575

		13,769,592

Asset-Backed Securities — 2.99%
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A (a)
5.238%, due 12/25/32	28,088	28,163
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (a)
5.158%, due 06/25/33	81,557	81,792
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class A1 (a)
4.167%, due 06/25/24	64,952	64,478

69

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	$259,018	$266,896
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	1,000,000	999,986
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	290,000	303,551
Providian Gateway Master Trust, 04-AA, Class D, 144A †
6.599%, due 03/15/11	200,000	203,063
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	20,358	20,275
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	149,404	132,427
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	193,806	190,561

		2,291,192

Commercial Mortgage-Backed Securities — 7.71%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	850,000	874,139
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	160,000	170,786
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
5.699%, due 09/15/18	500,000	500,273
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A †
6.249%, due 11/15/13	64,922	64,913
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A †
5.348%, due 11/15/13	130,000	129,144
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	157,659	159,736
GS Mortgage Securities Corp. II, 06-CC1, Class A
1.000%, due 04/21/46	1,025,000	1,010,815
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	40,862	40,904
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	147,591	151,518
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	320,000	341,205
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	230,000	248,072
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	200,000	217,160
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	94,725	94,745
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	375,192	365,504
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	23,213	23,210
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	820,000	799,759

70

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	$56,434	$57,378
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	250,000	266,135
TIAA Retail Commercial Trust, 01- C1A, Class A2, 144A
6.300%, due 06/19/21	383,850	388,453

		5,903,849

Mortgage & Agency Debt Securities — 45.52%
Adjustable Rate Mortgage Trust, 06-1, Class 5A1†
6.121%, due 03/25/36	993,494	998,665
Bear Stearns Alt-A Trust, 06-2, Class 22A1†
6.000%, due 03/25/36	1,000,000	1,002,188
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.365%, due 11/25/31	64,929	64,665
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	83,738	84,553
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	302,790	302,856
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	912,234	907,079
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	168,617	168,691
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	218,893	219,756
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1†
5.424%, due 03/20/36	837,356	830,180
Federal Home Loan Mortgage Corp.† (c)
4.608%, due 12/01/34	795,113	780,266
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	48,983	49,731
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	424,078	418,966
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	619,404	618,565
Federal Home Loan Mortgage Corp., 3114, Class KC
5.000%, due 02/15/30	1,000,000	952,188
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	174,978	173,964
5.500%, due 01/01/18	74,865	74,431
5.500%, due 12/01/18	872,263	867,206
5.500%, due 07/01/19	601,742	597,848
5.500%, due 06/01/20	905,412	899,531
5.500%, due 12/01/33	317,594	310,701
6.000%, due 10/01/29	55,367	55,550
6.000%, due 12/01/30	293,967	294,658
6.500%, due 04/01/29	9,997	10,240
6.500%, due 06/01/29	94,447	96,743
6.500%, due 09/01/29	29,865	30,590
6.500%, due 11/01/29	462,803	474,078
6.500%, due 03/01/32	25,347	25,908
6.500%, due 11/01/32 (c)	1,528,288	1,561,213
7.000%, due 07/01/32	435,117	448,128
7.500%, due 05/01/24	10,229	10,713
8.000%, due 09/01/25	926	988
8.000%, due 11/01/27	16,008	17,075

71

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Federal National Mortgage Association
5.000%, TBA	$2,805,000	$2,670,009
3.284%, due 09/01/33†	61,859	61,815
3.875%, due 07/15/08	865,000	843,135
4.250%, due 05/15/09	835,000	814,570
4.625%, due 06/01/10	705,000	687,704
4.699%, due 03/01/35†	1,571,078	1,543,850
5.200%, due 11/08/10	965,000	956,519
5.500%, due 01/01/09	15,527	15,492
5.500%, due 12/01/17	730,426	726,736
5.500%, due 02/01/18	528,979	526,307
5.500%, due 07/01/18	533,033	530,192
5.500%, due 11/01/23	77,477	75,926
5.500%, due 11/01/23	850,136	837,905
5.500%, due 12/01/23	834,007	822,008
5.500%, due 03/01/33	346,605	339,148
5.500%, due 03/01/33	71,282	69,719
6.000%, due 06/01/23	10,959	11,020
6.000%, due 03/01/28	22,352	22,407
6.000%, due 03/01/29	30,146	30,220
6.000%, due 05/01/29	13,018	13,050
6.000%, due 06/01/31	49,202	49,325
6.000%, due 06/01/33	136,734	136,807
6.250%, due 02/01/11	845,000	876,352
6.500%, due 08/01/16	312,629	320,108
6.500%, due 08/01/28	13,749	14,097
6.500%, due 09/01/28	6,601	6,768
6.500%, due 11/01/28	679,877	697,084
6.500%, due 06/01/29	261,779	268,376
6.500%, due 12/01/29	1,510,917	1,549,120
6.500%, due 05/01/30	118,708	121,712
6.500%, due 10/01/30	105,720	108,384
6.500%, due 05/01/31	1,240,546	1,269,128
6.500%, due 11/01/31	26,999	27,623
6.625%, due 09/15/09	785,000	821,205
7.000%, due 05/01/26	12,991	13,408
7.000%, due 11/01/31	30,168	31,103
7.000%, due 04/01/32	56,639	58,347
7.000%, due 04/01/32	35,750	36,828
7.500%, due 05/01/31	22,582	23,594
8.000%, due 11/01/22	3,223	3,423
8.000%, due 09/01/27	7,505	7,988
9.500%, due 11/01/09	58,689	61,299
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	167,473	171,587
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	82,925	85,755
Federal National Mortgage Association Grantor Trust, REMIC, 01-T10, Class A2
7.500%, due 12/25/41	158,163	163,763
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A†
5.173%, due 08/25/42	155,771	158,185
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	2,429	2,606
Government National Mortgage Association
5.125%, due 12/20/29†	138,450	139,649
6.000%, due 12/20/28	185,484	187,409
6.000%, due 01/15/29	59,820	60,604
6.000%, due 02/20/29	77,066	77,836
6.000%, due 07/15/29	113,701	115,192
6.000%, due 08/20/29	21,759	21,976
6.000%, due 09/20/29	10,969	11,079

72

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

6.500%, due 08/15/27	$1,471	$1,526
6.500%, due 01/15/29	5,261	5,463
6.500%, due 05/15/29	10,262	10,656
6.500%, due 12/15/29	113,178	117,520
6.500%, due 04/15/31	297,468	308,496
7.000%, due 07/15/25	9,978	10,408
7.000%, due 04/15/26	24,819	25,902
7.000%, due 06/15/27	39,493	41,231
8.500%, due 12/15/17	11,838	12,704
9.500%, due 09/15/18	93,402	102,500
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	49,226	50,851
Merrill Lynch Mortgage Investors, Inc.
5.940%, due 03/25/36	855,000	859,308
MLCC Mortgage Investors, Inc., 03-D, Class XA1†† (d)
1.000%, due 08/25/28	4,657,070	42,569
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.455%, due 09/25/34	369,008	374,428
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	248,982	245,871

		34,852,799

U.S. Government Obligations — 22.78%
U.S. Treasury Bonds
6.250%, due 05/15/30	895,000	1,045,961
8.500%, due 02/15/20	2,010,000	2,695,599
8.750%, due 05/15/17 (c)	2,835,000	3,741,537
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 01/15/14	1,157,641	1,129,831
2.000%, due 07/15/14	1,076,988	1,050,357
U.S. Treasury Notes
2.500%, due 09/30/06	295,000	291,647
2.875%, due 11/30/06	330,000	325,746
3.625%, due 04/30/07	1,045,000	1,031,447
3.875%, due 05/15/09	575,000	559,322
3.875%, due 02/15/13	1,165,000	1,098,468
4.000%, due 09/30/07	3,035,000	2,997,773
4.125%, due 05/15/15	205,000	193,717
4.250%, due 10/15/10	1,310,000	1,279,400

		17,440,805

Total U.S. Bonds		74,258,237

International Bonds — 0.89%
International Corporate Bonds — 0.81%
Canada — 0.40%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	$85,000	98,840
Bombardier, Inc., 144A
6.300%, due 05/01/14	145,000	133,037
Burlington Resources Finance Co.
6.680%, due 02/15/11	70,000	73,597

		305,474

73

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Luxembourg — 0.21%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	$90,000	$85,276
6.375%, due 11/15/33	80,000	75,384

		160,660

United Kingdom — 0.20%
Abbey National PLC
7.950%, due 10/26/29	$55,000	67,452
Royal Bank of Scotland Group PLC (b)
9.118%, due 03/31/10	75,000	84,037

		151,489

Total International Corporate Bonds		617,623

Sovereign/SupraNational Bond — 0.08%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	60,000	65,400

Total International Bonds		683,023

Total Bonds (Cost $76,411,891)		74,941,260

	Shares

Short-Term Investments — 6.42%
Other* — 6.33%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 4.82%	4,847,871	4,847,871

	Face
	Amount

U.S. Government Obligation — 0.09%
U.S. Treasury Bills,
yield of 4.62%, due 07/06/06	$70,000	69,184

Total Short-Term Investments (Cost $4,917,022)		4,917,055

Total Investments — 104.29%
(Cost $81,328,913)		79,858,315
Liabilities, in excess of cash and other assets — (4.29)%		(3,288,538)

Net Assets — 100.00%		$76,569,777

74

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $81,328,913; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$197,608
Gross unrealized depreciation	(1,668,206)

Net unrealized depreciation	$(1,470,598)

†	Floating rate securities — The interest rates shown are current rates as of March 31, 2006.
††	Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Perpetual Bond Security. The maturity date reflects the next call date.
(c)	All or a portion of this security is segegated for “To Be Announced” (TBA) securities.
(d)	Security is illiquid. This security amounted to $42,569 or 0.06% of net assets.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $3,792,200 or 4.95% of net assets.
GSAMP	GS Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
MLCC	Merrill Lynch Credit Corp
REIT	Real Estate Investment Trust
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an appropiate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Inflation protected securities are debt secuities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS U.S. Bond Relationship fund had the following open written options as of March 31, 2006:

WRITTEN OPTIONS
Call Options Written

Number of
Contracts		Market Value

130	5 Year Treasury Note, strike @ 106, expires May 2006 (premium received $25,919)	$8,125

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.13%
Automobiles	0.51
Beverages	0.33
Capital Markets	1.29
Chemicals	0.21
Commercial Banks	1.63
Commercial Services & Supplies	0.26
Consumer Finance	1.87
Diversified Financial Services	4.68
Diversified Telecommunication Services	1.18
Electric Utilities	1.07
Food & Staples Retailing	0.22

75

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Food Products	0.32%
Gas Utilities	0.09
Health Care Providers & Services	0.16
Hotels, Restaurants & Leisure	0.08
Insurance	0.26
IT Services	0.08
Media	0.56
Multi-Utilities	0.10
Multi-Utilities & Unregulated Power	0.17
Oil & Gas	0.56
Personal Products	0.15
Pharmaceuticals	0.20
Real Estate	0.37
Road & Rail	0.58
Thrifts & Mortgage Finance	0.42
Tobacco	0.33
Wireless Telecommunication Services	0.17

Total U.S. Corporate Bonds	17.98
Asset-Backed Securities	2.99
Commercial Mortgage-Backed Securities	7.71
Mortgage & Agency Debt Securities	45.52
U.S. Government Obligations	22.78

Total U.S. Bonds	96.98
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.17
Commercial Banks	0.20
Diversified Telecommunication Services	0.21
Oil & Gas	0.23

Total International Corporate Bonds	0.81
Sovereign/SupraNational Bond	0.08

Total International Bonds	0.89
TOTAL BONDS	97.87
SHORT-TERM INVESTMENTS	6.42

TOTAL INVESTMENTS	104.29
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(4.29)

NET ASSETS	100.00%

76

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Bonds — 95.60%
U.S. Bonds — 85.21%
U.S. Corporate Bonds — 85.21%
AAC Group Holding Corp. (a)
0.000%, due 10/01/12	$1,000,000	$775,000
Activant Solutions, Inc.
10.500%, due 06/15/11	1,125,000	1,245,937
Advanced Accessory Systems LLC
10.750%, due 06/15/11	575,000	445,625
Advanstar Communications, Inc.
10.750%, due 08/15/10	550,000	598,125
Affinion Group, Inc., 144A
10.125%, due 10/15/13	600,000	609,000
Ahern Rentals, Inc.
9.250%, due 08/15/13	850,000	886,125
AK Steel Corp.
7.750%, due 06/15/12	1,550,000	1,567,437
American Airlines, Inc.
8.608%, due 04/01/11	825,000	837,916
American Cellular Corp., Series B
10.000%, due 08/01/11	1,250,000	1,356,250
American Rock Salt Co. LLC (b)
9.500%, due 03/15/14	800,000	804,000
Ameripath, Inc.
10.500%, due 04/01/13	900,000	949,500
AmeriQual Group LLC, 144A
9.250%, due 04/01/12	875,000	910,000
Amscan Holdings, Inc.
8.750%, due 05/01/14	550,000	493,625
Atlas Pipeline Partners LP, 144A
8.125%, due 12/15/15	450,000	469,125
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	500,000	520,000
Berry Plastics Corp.
10.750%, due 07/15/12	775,000	852,500
Brookstone Co., Inc., 144A
12.000%, due 10/15/12	625,000	575,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10	850,000	820,250
Buffets, Inc.
11.250%, due 07/15/10	500,000	522,500
Cadmus Communications Corp.
8.375%, due 06/15/14	750,000	753,750
Carriage Services, Inc.
7.875%, due 01/15/15	750,000	763,125
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	750,000	751,875
Century Aluminum Co.
7.500%, due 08/15/14	1,000,000	1,040,000
Cenveo Corp.
9.625%, due 03/15/12	750,000	807,187

77

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Chaparral Energy, Inc., 144A
8.500%, due 12/01/15	$625,000	$650,000
Chukchansi Economic Development Authority, 144A
8.000%, due 11/15/13	500,000	512,500
Cincinnati Bell, Inc.
8.375%, due 01/15/14	750,000	762,188
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	500,000	537,500
Clarke American Corp.,144A
11.750%, due 12/15/13	625,000	635,938
Clayton Williams Energy, Inc.
7.750%, due 08/01/13	750,000	705,000
Collins & Aikman Floor Cover, Series B
9.750%, due 02/15/10	500,000	472,500
Comstock Resources, Inc.
6.875%, due 03/01/12	750,000	738,750
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14	1,000,000	780,000
CSC Holdings, Inc., Series B
8.125%, due 07/15/09	1,500,000	1,550,625
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	625,000	668,750
Deluxe Corp.
5.000%, due 12/15/12	750,000	638,246
Dex Media, Inc.
8.000%, due 11/15/13	300,000	309,000
Dole Food Co., Inc.
8.875%, due 03/15/11	1,000,000	990,000
Dycom Industries, Inc.
8.125%, due 10/15/15	700,000	721,000
Dynegy Holdings, Inc., 144A
8.375%, due 05/01/16	500,000	497,500
Energy Partners Ltd.
8.750%, due 08/01/10	525,000	536,813
FastenTech, Inc.
11.500%, due 05/01/11	750,000	750,000
Ford Motor Credit Co.
7.375%, due 10/28/09	2,600,000	2,444,346
General Motors Acceptance Corp.
7.250%, due 03/02/11	2,150,000	2,037,435
Giant Industries, Inc.
11.000%, due 05/15/12	509,000	562,445
Gregg Appliances, Inc.
9.000%, due 02/01/13	875,000	811,562
GSC Holdings Corp., 144A
8.000%, due 10/01/12	1,125,000	1,116,562
Gulfmark Offshore, Inc.
7.750%, due 07/15/14	1,000,000	1,020,000
Hercules, Inc.
6.500%, due 06/30/29	1,000,000	790,000
Houghton Mifflin Co. (a)
0.000%, due 10/15/13	1,800,000	1,534,500
Hydrochem Industrial Services, 144A
9.250%, due 02/15/13	500,000	496,250

78

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Inergy LP/Inergy Finance Corp., 144A
8.250%, due 03/01/16	$825,000	$845,625
Ingles Markets, Inc.
8.875%, due 12/01/11	1,000,000	1,045,000
Insight Communications Co., Inc. (a)
0.000%, due 02/15/11	550,000	584,375
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,095,000
Isle of Capri Casinos, Inc.
7.000%, due 03/01/14	700,000	691,250
Jacobs Entertainment Co.
11.875%, due 02/01/09	848,000	898,880
Jacuzzi Brands, Inc.
9.625%, due 07/01/10	800,000	858,000
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	362,000	394,128
Kansas City Southern Railway Co.
7.500%, due 06/15/09	1,000,000	1,015,000
Land O’ Lakes, Inc.
8.750%, due 11/15/11	1,000,000	1,043,750
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	1,000,000	965,000
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,750,000	1,837,500
Levi Strauss & Co.
12.250%, due 12/15/12	1,100,000	1,249,875
LIN Television Corp., Series B
6.500%, due 05/15/13	750,000	705,000
Majestic Star Casino LLC
9.500%, due 10/15/10	950,000	1,007,000
Mandalay Resort Group
6.500%, due 07/31/09	375,000	374,531
Mediacom LLC
9.500%, due 01/15/13	850,000	841,500
Midwest Generation LLC
8.750%, due 05/01/34	725,000	784,813
Mirant North America LLC, 144A
7.375%, due 12/31/13	550,000	561,000
MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10	1,000,000	1,063,750
Nexstar Finance Holdings LLC (a)
0.000%, due 04/01/13	700,000	574,000
Nexstar Finance, Inc.
7.000%, due 01/15/14	700,000	661,500
NRG Energy, Inc.
7.375%, due 02/01/16	1,000,000	1,021,250
Omnova Solutions, Inc.
11.250%, due 06/01/10	750,000	793,125
Owens-Illinois, Inc.
7.800%, due 05/15/18	1,000,000	992,500
Pantry, Inc.
7.750%, due 02/15/14	1,000,000	1,017,500
Pathmark Stores, Inc.
8.750%, due 02/01/12	500,000	482,500

79

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Petro Stopping Centers LP
9.000%, due 02/15/12	$200,000	$201,000
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13	1,000,000	990,000
PolyOne Corp.
10.625%, due 05/15/10	850,000	920,125
Poster Financial Group, Inc.
8.750%, due 12/01/11	600,000	631,500
Prestige Brands, Inc.
9.250%, due 04/15/12	1,000,000	1,010,000
Psychiatric Solutions, Inc.
7.750%, due 07/15/15	900,000	915,750
Qwest Communications International, Inc.
7.250%, due 02/15/11	1,000,000	1,025,000
R.H. Donnelley Corp., 144A
8.875%, due 01/15/16	850,000	884,000
Rafaella Apparel Group, Inc., 144A
11.250%, due 06/15/11	625,000	621,875
Resolution Performance Products, Inc.
13.500%, due 11/15/10	750,000	801,563
Restaurant Co.
10.000%, due 10/01/13	850,000	811,750
Riddell Bell Holdings, Inc.
8.375%, due 10/01/12	1,250,000	1,259,375
River Rock Entertainment Authority
9.750%, due 11/01/11	1,000,000	1,080,000
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	638,000	700,205
Samina-SCI Corp.
8.125%, due 03/01/16	650,000	656,500
San Pasqual Casino, 144A
8.000%, due 09/15/13	650,000	656,500
Sbarro, Inc.
11.000%, due 09/15/09	750,000	763,125
Seneca Gaming Corp.
7.250%, due 05/01/12	800,000	808,000
Sequa Corp.
9.000%, due 08/01/09	950,000	1,016,500
Sheridan Group, Inc.
10.250%, due 08/15/11	900,000	925,875
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	1,000,000	1,020,000
8.750%, due 12/15/11	600,000	630,750
Sirius Satellite Radio, Inc.
9.625%, due 08/01/13	575,000	560,625
Solo Cup Co.
8.500%, due 02/15/14	700,000	658,000
Stanadyne Corp.
10.000%, due 08/15/14	1,000,000	957,500
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,500,000	1,293,750
Terra Capital, Inc.
12.875%, due 10/15/08	500,000	576,875
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	512,500

80

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Unisys Corp.
8.000%, due 10/15/12	$700,000	$687,750
Universal Hospital Services, Inc.
10.125%, due 11/01/11	750,000	778,125
Valor Telecommunications Enterprises LLC
7.750%, due 02/15/15	825,000	864,187
Vertis, Inc., Series B
10.875%, due 06/15/09	1,000,000	982,500
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	900,000	941,625
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,000,000	996,250
Wornick Co.
10.875%, due 07/15/11	650,000	669,500
Xerox Capital Trust I
8.000%, due 02/01/27	1,000,000	1,035,000
Zeus Special Subsidiary Ltd., 144A (a)
0.000%, due 02/01/15	1,175,000	813,687

Total U.S. Bonds		96,683,881

International Bonds — 10.39%
International Corporate Bonds — 10.39%
Bermuda — 0.27%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	$300,000	309,750

Canada — 6.03%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	$1,000,000	992,500
Ainsworth Lumber Co. Ltd.
7.250%, due 10/01/12	1,000,000	905,000
General Motors Nova Scotia Finance Co.
6.850%, due 10/15/08	1,225,000	1,032,062
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,200,000	1,101,000
MAAX Corp.
9.750%, due 06/15/12	750,000	641,250
Maax Holdings, Inc. (a)
0.000%, due 12/15/12	500,000	195,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	770,000
Quebecor Media, Inc., 144A
7.750%, due 03/15/16	600,000	616,500
Quebecor World Capital Corp., 144A
8.750%, due 03/15/16	600,000	585,172

		6,838,484

Cayman Islands — 0.69%
Bluewater Finance Ltd.
10.250%, due 02/15/12	$750,000	787,500

81

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

France — 0.93%
Rhodia S.A.
10.250%, due 06/01/10	$942,000	$1,056,217

Luxembourg — 0.81%
Wind Acquisition Finance S.A., 144A
10.750%, due 12/01/15	$850,000	918,000

Netherlands — 0.64%
Montell Finance Co. BV, 144A
8.100%, due 03/15/27	$750,000	727,500

Sweden — 0.62%
Stena AB
7.000%, due 12/01/16	$750,000	705,000

United Kingdom — 0.40%
Ineos Group Holdings PLC, 144A
8.500%, due 02/15/16	$475,000	451,250

Total International Corporate Bonds		11,793,701

Total Bonds (Cost $108,938,084)		108,477,582

	Shares

Equities — 0.01%
U.S. Equities — 0.01%
Media — 0.01%
Pegasus Communications Corp., Class A (c)	2,323	5,807

Total Equities (Cost $87,120)		5,807

	Number of
	Warrants

Warrants — 0.00% (c)(d)(e)
Dayton Superior Corp.
expires 6/15/09 (b)	1,500	0
HF Holdings, Inc.
expires 9/27/09	8,680	0
Pliant Corp.
expires 06/01/10 (b)	1,090	11

Total warrants (Cost $4,746,048)		11

	Shares

Short-Term Investments* — 3.03%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82% (Cost $3,435,504)	3,435,504	3,435,504

Total Investments — 98.64%
(Cost $117,206,756)		111,918,904
Cash and other assets, less liabilities — 1.36%		1,546,842

Net Assets — 100.00%		$113,465,746

82

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $117,206,756; and net unrealized depreaciation consisted of:

Gross unrealized appreciation	$1,517,606
Gross unrealized depreciation	(6,805,458)

Net unrealized depreciation	$(5,287,852)

(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2006, the value of these securities amounted to $804,011 or 0.71% of net assets.
(c)	Non-income producing security.
(d)	Security is illiquid. These securites amounted to $11 or 0.00% of net assets as of March 31, 2006.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2006, are considered illiquid and restricted.
*	Investment in affilated mutual Fund
144A:
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyer. At March 31, 2006, the value of these securities amounted to $15,990,484 or 14.09%.

RESTRICTED SECURITIES

Security	Acquisition Dates	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets

Dayton Superior Corp., expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc., expires 09/27/09	01/08/01	4,746,048	4.18	0	0.00
Pliant Corp., Expires 06/01/10	11/27/00	0	0.00	11	0.00

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

U.S. Corporate Bonds
Aerospace & Defense	1.35%
Airlines	0.74
Auto Components	1.92
Automobiles	2.15
Beverages	1.62
Building Products	0.76
Chemicals	4.04
Commercial Services & Supplies	4.29
Construction & Engineering	1.42
Consumer Finance	1.80
Containers & Packaging	2.21
Distributors	0.35
Diversified Telecommunication Services	2.34
Electric Utilities	1.44
Electronic Equipment & Instruments	0.58
Energy Equipment & Services	0.41
Food & Staples Retailing	2.24
Food Products	3.25
Health Care Equipment & Supplies	0.69

83

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Health Care Providers & Services	2.32%
Hotels, Restaurants & Leisure	11.61
Household Durables	2.69
Household Products	2.04
Internet & Catalog Retail	0.51
IT Services	0.61
Leisure Equipment & Products	1.79
Machinery	0.66
Media	10.08
Metals & Mining	3.01
Multi-Utilities & Unregulated Power	1.83
Office Electronics	0.91
Oil & Gas	3.87
Paper & Forest Products	1.39
Road & Rail	0.89
Software	1.10
Specialty Retail	0.98
Textiles, Apparel & Luxury Goods	2.52
Transportation Infrastructure	0.90
Wireless Telecommunication Services	1.90

Total U.S. Corporate Bonds	85.21
International Bonds
International Corporate Bonds
Automobiles	0.91
Chemicals	1.97
Diversified Telecommunication Services	0.81
Energy Equipment & Services	0.69
Food & Staples Retailing	0.97
Household Durables	0.74
Media	1.06
Paper & Forest Products	2.35
Transportation Infrastructure	0.62
Wireless Telecommunication Services	0.27

Total International Corporate Bonds	10.39
TOTAL BONDS	95.60
EQUITIES	0.01
SHORT-TERM INVESTMENT	3.03

TOTAL INVESTMENTS	98.64
CASH AND OTHER ASSETS, LESS LIABILITIES	1.36

NET ASSETS	100.00%

84

UBS Absolute Return Bond Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face
	Amount	Value

Bonds — 98.18%
U.S. Bonds — 96.18%
U.S. Corporate Bonds — 15.77%
Countrywide Financial Corp. †
5.720%, due 04/01/11	$1,000,000	$1,000,422
EOP Operating LP †
5.590%, due 10/01/10	1,000,000	1,008,513
Goldman Sachs Group, Inc. †
5.560%, due 09/29/14	1,500,000	1,522,780
HSBC Finance Corp. †
4.952%, due 07/19/12	900,000	901,670
Johnson Controls, Inc.
5.250%, due 01/15/11	1,000,000	983,368
Morgan Stanley †
5.080%, due 10/15/15	1,000,000	1,005,636

		6,422,389

Asset-Backed Securities — 35.00%
Ace Securities Corp., 06-SL1, Class M5 (a)
5.488%, due 09/25/35	1,000,000	1,004,660
First Auto Receivables Group Trust, 03-2, Class A4, 144A
3.314%, due 09/15/10	1,500,000	1,477,415
First Franklin Mortgage Loan Asset Backed Certificates, 03-FFB, Class M2 (a)
6.818%, due 02/25/33	1,253,053	1,261,643
GSAMP Trust, 06-S1, Class M3 (a)
5.568%, due 11/25/35	1,000,000	1,000,000
Irwin Home Equity, 06-1, Class 2A2, 144A (a)
5.390%, due 09/25/35	1,500,000	1,483,500
Metris Master Trust, 05-2, Class C, 144A †
5.326%, due 09/20/11	1,100,000	1,103,266
Navistar Financial Corp.
3.930%, due 10/15/12	701,641	676,386
Saco I Trust, 05-WM2, Class B1 (a)
6.500%, due 07/25/35	1,500,000	1,479,671
Saco I Trust, Inc., 06-4, Class B1 †
6.023%, due 03/25/36	600,000	600,000
Structured Asset Securities Corp., 05-S7, Class M9, 144A (a)
7.318%, due 12/25/35	1,000,000	982,274
Superior Wholesale Inventory Financing Trust, 04-A9, Class CTFS, 144A †
4.999%, due 05/15/09	800,000	797,840
Susquehanna Auto Lease Trust, 03-1, Class C, 144A
4.810%, due 09/14/07	400,000	398,718
Terwin Mortgage Trust, 06-1, Class 2M2, 144A (a)
4.250%, due 01/25/37	1,250,000	1,168,750
Terwin Mortgage Trust, 06-2HGS, Class A2, 144A †
4.500%, due 03/25/37	400,000	385,920
USAA Auto Owner Trust, 03-1, Class A4
2.040%, due 02/16/10	436,632	432,090

		14,252,133

85

UBS Absolute Return Bond Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face
	Amount	Value

Collateralized Debt Obligations — 3.62%
Credit-Based Asset Servicing and Securitization CBO Ltd., 15A, Class B, 144A †
5.220%, due 02/16/41	$1,500,000	$1,476,094

Commercial Mortgage-Backed Securities — 22.88%
Banc America Large Loans, Inc.
5.510%, due 02/09/21	500,000	500,000
Banc of America Large Loan, 05-BOCA, Class H, 144A †
5.699%, due 12/15/16	800,000	801,526
Banc of America Large Loan, 05-BOCA, Class K, 144A †
6.099%, due 12/15/16	1,000,000	1,001,974
Bear Stearns Commercial Mortgage Securities, 02-FL1A, Class B, 144A †
4.990%, due 08/03/14	676,478	676,478
Bear Stearns Commercial Mortgage Securities, 04-ESA, Class G, 144A
5.377%, due 05/14/16	1,000,000	999,221
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
5.699%, due 09/15/18	800,000	800,437
Commercial Mortgage Pass-Through Certificates, 06-CN2A, Class G, 144A †
5.570%, due 02/05/19	1,500,000	1,500,000
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	1,440,000	1,535,420
TW Hotel Funding 2005 LLC, 05-LUX, Class K, 144A †
5.949%, due 01/15/21	1,500,000	1,500,009

		9,315,065

Mortgage & Agency Debt Securities — 18.91%
Adjustable Rate Mortgage Trust, 05-12, Class 2A1 †
5.738%, due 03/25/36	1,428,559	1,424,386
First Horizon Alternative Mortgage Securities, Inc., 05-AA7, Class 2A1 †
5.438%, due 09/25/35	1,324,633	1,312,510
RAAC Series, 04-SP1, Class AI4 †
5.285%, due 08/25/27	1,500,000	1,461,222
RAAC Series, 06-RP1, Class M4, 144A †
6.254%, due 10/25/45	725,465	725,465
Residential Accredit Loans, Inc., 05-QS13, Class 1A6
5.500%, due 09/25/35	1,373,029	1,356,713
Wells Fargo Mortgage Backed Securities Trust, 05-AR2, Class 3A1 †
4.945%, due 03/25/35	1,462,055	1,420,706

		7,701,002

Total U.S. Bonds		39,166,683

International Bonds — 2.00%
International Asset-Backed Securities — 2.00%
Cayman Islands — 2.00%
MM Community Funding II Ltd./MM Community Funding II Corp., 144A
6.870%, due 12/15/31	800,000	814,799

Total Bonds (cost $40,124,588)		39,981,482

86

UBS Absolute Return Bond Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value

Short-Term Investments — 2.64%
Investment Company* — 2.46%
UBS U.S. Cash Management Prime Relationship Fund, yield of 4.81%	1,000,557	$1,000,557

	Face Amount

U.S. Government Obligation — 0.18%
U.S. Treasury Bills,
yield of 4.62%, due 07/06/06 (b)	$75,000	74,126

Total Short-Term Investments
(Cost $1,074,676)		1,074,683

Total Investments — 100.82%
(Cost $41,199,264)		41,056,165
Liabilities, in excess of cash and other assets — (0.82)%		(334,929)

Net Assets — 100.00%		$40,721,236

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $41,199,264; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$51,098
Gross unrealized depreciation	(194,197)

Net unrealized depreciation	$(143,099)

†	Floating rate securities — The interest rates shown are current rates as of March 31, 2006.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	This security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $19,629,106 or 48.20% of net assets.
GSAMP	Goldman Sachs Mortgage Pass-through Certificates
RAAC	Redevelopment Authority of Allegheny County

FUTURES CONTRACTS
UBS Absolute Return Bond Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration			Unrealized
	Dates	Proceeds	Value	Appreciation

U.S. Treasury Note Futures Sale Contracts:
2 Year U.S. Treasury Notes, 77 contracts	June 2006	$15,726,942	$15,697,172	$29,770
5 Year U.S. Treasury Notes, 52 contracts	June 2006	5,458,167	5,430,750	27,417
Currency Futures Sale Contracts:
Eurodollar, 2 contracts	September 2006	475,842	473,675	2,167
Eurodollar, 2 contracts	June 2006	475,817	473,975	1,842
Eurodollar, 2 contracts	December 2006	476,067	473,725	2,342

Total net unrealized appreciation on futures contracts				$63,538

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2006 was $74,126.

87

UBS Absolute Return Bond Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
U.S. Corporate Bonds
Auto Components	2.41%
Diversified Financial Services	10.88
Real Estate	2.48

Total U.S. Corporate Bonds	15.77
Asset-Backed Securities	35.00
Collateralized Debt Obligations	3.62
Commercial Mortgage-Backed Securities	22.88
Mortgage & Agency Debt Securities	18.91

Total U.S. Bonds	96.18	*
INTERNATIONAL BONDS
International Asset-Backed Securities	2.00	*

TOTAL BONDS	98.18
SHORT-TERM INVESTMENTS	2.64	*

TOTAL INVESTMENTS	100.82
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.82)

NET ASSETS	100.00%

* The Fund held short positions in U.S. Treasury Futures which increased U.S.Bond exposure from 96.18% to 96.32%. The Fund also held short positions in Euro Dollar futures, which increased International Bond exposure from 2.00% to 2.02%. These adjustments resulted in a net increase to the Fund’s exposure to Short-Term Investments from 2.64% to 2.80%.

88

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount		Value

International Bonds — 89.01%
Argentina — 13.41%
Banco de Galicia y Buenos Aires
5.000%, due 01/01/14 (a)		$3,150,000	$2,720,813
8.190%, due 01/01/10 †		400,000	398,000
11.000%, due 01/01/19 (a)		220,763	238,424
Republic of Argentina
3.000%, due 04/30/13 †		1,000,000	864,000
4.889%, due 08/03/12 † (b)		5,605,000	4,590,495
Republic of Argentina, DISC †
5.830%, due 12/31/33	ARS	16,215,192	6,675,528

			15,487,260

Brazil — 11.28%
Barclays Bank PLC Inflation Credit-Linked Note, 144A
0.000%, due 05/17/45 †	BRL	1,600,000	924,584
Brazil Real Credit-Linked Notes
10.000%, due 01/04/12 (c)		$400,000	454,004
12.800%, due 01/05/10 144A @	BRL	1,789,150	1,153,349
18.870%, due 01/05/10 DISC, 144 @		2,210,000	606,739
Eletropaulo Metropolitana de Sao Paolo S.A.
19.125%, due 06/28/10		1,450,000	750,462
Federal Republic of Brazil, EXIT Bond
6.000%, due 09/15/13		$999,995	994,995
Federal Republic of Brazil
7.375%, due 02/03/15	EUR	1,210,000	1,670,306
7.875%, due 03/07/15		$400,000	431,800
8.750%, due 02/04/25		1,190,000	1,362,550
8.875%, due 10/14/19		510,000	589,815
Federal Republic of Brazil, PAR †
6.000%, due 04/15/24		4,090,000	4,090,000

			13,028,604

China — 0.73%
Hopson Development Holdings Ltd., 144A
8.125%, due 11/09/12		$810,000	844,425

Dominican Republic — 3.68%
Republic of Dominican
9.000%, due 03/31/10	DOP	12,000,000	238,333
9.500%, due 09/27/11		$2,466,470	2,651,455
9.040%, due 01/23/18, 144A		213,764	231,934
Republic of Dominican Credit-Linked Note, DISC 144A
16.032%, due 01/29/07		1,280,262	1,127,321

			4,249,043

Ecuador — 2.64%
Republic of Ecuador, PDI Bond †
5.813%, due 02/27/15		$707,346	491,605
Republic of Ecuador, (a)
9.000%, due 08/15/30		2,535,000	2,554,013

			3,045,618

89

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount		Value

El Salvador — 1.62%
Republic of El Salvador
7.750%, due 01/24/23		$700,000	$775,250
8.250%, due 04/10/32		970,000	1,096,100

			1,871,350

Indonesia — 2.73%
Republic of Indonesia, 144A
6.875%, due 03/09/17		$340,000	334,900
7.250%, due 04/20/15		165,000	168,919
7.500%, due 01/15/16		400,000	414,000
8.500%, due 10/12/35		380,000	423,700
Indonesia Treasury Bond 144A
9.500%, due 06/15/15	IDR	13,000,000,000	1,216,023
Indonesia Government Credit-Linked Note, 144A
11.000%, due 10/15/14		5,800,000,000	599,738

			3,157,280

Iraq — 0.76%
Republic of Iraq, 144A
5.800%, due 01/15/28		$1,300,000	877,500

Malaysia — 4.85%
Johor Corp.
0.000%, due 07/31/09 @	MYR	3,300,000	994,542
1.000%, due 07/31/12		15,710,000	4,606,663

			5,601,205

Mexico — 6.89%
Conproca S.A. de C.V.
12.000%, due 06/16/10		$100,000	117,000
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		890,000	1,047,975
United Mexican States
7.500%, due 04/08/33		3,089,000	3,456,591
8.000%, due 12/19/13	MXN	10,688,000	952,678
8.300%, due 08/15/31		$1,970,000	2,383,700

			7,957,944

Pakistan — 0.78%
Islamic Republic of Pakistan
6.750%, due 02/19/09		$900,000	904,500

Panama — 0.63%
Republic of Panama
8.125%, due 04/28/34		$650,000	732,875

90

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount		Value

Peru — 3.28%
Republic of Peru, DISC †
5.875%, due 03/07/27		$950,000	$912,000
Republic of Peru
7.350%, due 07/21/25		765,000	751,230
8.375%, due 05/03/16		500,000	541,250
8.750%, due 11/21/33		1,065,000	1,184,813
9.125%, due 02/21/12		100,000	112,250
9.875%, due 02/06/15		240,000	283,200

			3,784,743

Philippines — 5.89%
National Power Corp.
9.625%, due 05/15/28		$2,200,000	2,469,500
9.875%, due 03/16/10		1,325,000	1,467,437
Republic of Philippines PCIR † (d)
6.500%, due 12/01/17		320,000	320,400
Republic of Philippines
9.000%, due 02/15/13		2,260,000	2,545,212

			6,802,549

Poland — 3.24%
Republic of Poland
5.750%, due 06/24/08	PLN	2,500,000	795,845
6.000%, due 05/24/09		9,150,000	2,944,578

			3,740,423

Qatar — 1.00%
State of Qatar
9.750%, due 06/15/30		$790,000	1,157,350

Russia — 6.42%
Russian Federation
5.000%, due 03/31/30 (a)		$4,325,000	4,730,469
12.750%, due 06/24/28		840,000	1,497,300
Russian Gazprom Credit-Linked Note, 144A
8.110%, due 01/18/07	RUB	11,100,000	406,047
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07		21,300,000	779,555

			7,413,371

Serbia — 2.36%
Republic of Serbia (a)
3.750%, due 11/01/24		$3,034,885	2,731,397

Slovakia — 0.94%
Republic of Slovakia
4.800%, due 04/14/09	SKK	33,000,000	1,082,909

91

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount		Value

Turkey — 4.80%
Republic of Turkey
6.500%, due 02/10/14	EUR	130,000	$172,712
8.000%, due 02/14/34		$1,340,000	1,472,325
9.000%, due 06/30/11		1,460,000	1,635,200
Republic of Turkey Credit-Linked Note
15.000%, due 02/10/10	TRY	400,000	323,094
Turkish Credit-Linked Note @
13.173%, due 05/09/07		3,000,000	1,940,334

			5,543,665

Ukraine — 2.73%
City of Kiev, 144A
8.000%, due 11/06/15		$1,150,000	1,154,313
ING Bank NV Credit-Linked Note
11.890%, due 12/30/09	UAH	2,120,000	447,374
NAK Naftogaz Ukrainy
8.125%, due 09/30/09		$1,000,000	988,750
Ukraine Credit-Linked Note @
0.000%, due 12/30/09	UAH	2,520,000	563,487

			3,153,924

Uruguay — 2.93%
Republic of Uruguay
6.875%, due 01/19/16	EUR	1,870,000	2,404,961
7.625%, due 03/21/36		$980,000	979,020

			3,383,981

Venezuela — 3.41%
Republic of Venezuela
9.375%, due 01/13/34		$3,080,000	3,934,700

Vietnam — 1.15%
Socialist Republic of Vietnam, 144A
6.875%, due 01/15/16		$1,290,000	1,333,538

SupraNational — 0.86%
Inter-American Development Bank (e)
8.000%, due 01/26/16	MXN	11,400,000	999,052

Total International Bonds
(Cost $97,646,830)			102,819,206

	Number of
	Warrants

Warrants — 0.00%
Argentina — 0.00%
Republic of Argentina, expires 12/15/35 (f)		5,464	161

Total Warrants (Cost $32)			161

92

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Shares		Value

Short-Term Investments — 6.62%
Other* — 4.06%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82%		4,685,303	$4,685,303

Egypt — 2.22%
Egypt Treasury Bill
	Face Amount

yield of 8.265%, due 01/16/07	EGP	3,725,000	607,191
Egypt Treasury Bill Credit-Linked Note, 144A
8.313%, due 09/28/06 @		$1,025,000	983,221
8.361%, due 10/12/06 @		1,025,000	980,054

			2,570,466

U.S. Government Obligation - 0.34%
U.S. Treasury Bills, (e)
yield of 4.622%, due 07/06/06		$400,000	395,339

Total Short-Term Investments
(Cost $7,655,336)			7,651,108

Total Investments — 95.63%
(Cost $105,302,168)			110,470,475
Cash and other assets, less liabilities - 4.37%			5,051,020

Net Assets — 100.00%			$115,521,495

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $105,302,168; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,955,377
Gross unrealized depreciation	(787,070)

Net unrealized appreciation	$5,168,307

†	Floating rate securities — The interest rates shown are current rates as of March 31, 2006.
@	Interest rate reflects yield at March 31, 2006 for zero coupon bonds.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Bond interest in default.
(c)	Security is fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2006, the value of this security amounted to $454,004 or 0.39% of net assets.
(d)	Security is illiquid. This security amounted to $320,400 or 0.28% of net assets.
(e)	This security was pledged to cover margin requirements for futures contracts.
(f)	Security represents an equity claim linked to Argentina’s Gross Domestic Products.
*	Investment in affiliated mutual fund.
DISC	Discount Bond.
EXIT bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.

93

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

PAR	Par Bond.
PCIR	Principal Collaterized Interest Rate Bond.
PDI Bond	Past Due Interest.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $14,559,860 or 12.60% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
DOP	Dominican Peso Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
MXN	New Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SKK	Slovenska Koruna
TRY	New Turkish Lira
UAH	Ukranian Hryvnia
USD	United States Dollars

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2006:

					Unrealized
	Contracts	In		Maturity	Appreciation/
	to Deliver	Exchange For		Dates	(Depreciation)

Argentina Peso	8,390,000	USD	2,716,442	04/10/06	$(6,267)
Brazilian Real	7,598,000	USD	3,482,126	04/24/06	(10,613)
Euro	890,000	USD	1,089,222	04/20/06	9,679
Euro	11,175,000	USD	11,175,000	04/20/06	(57,730)
Indonesian Rupiah	8,920,600,000	USD	971,214	04/24/06	(10,471)
Mexican Peso	22,273,355	USD	2,056,407	04/24/06	12,706
Polish Zolty	6,855,000	EUR	1,759,768	04/20/06	15,458
Slovenska Koruna	35,100,000	EUR	933,983	04/20/06	(2,640)
Thailand Baht	135,210,000	USD	3,475,835	04/20/06	(1,997)
New Turkish Lira	1,525,400	USD	1,128,672	04/24/06	(902)
New Turkish Lira	1,797,304	USD	1,075,071	04/27/07	(168,570)
United States Dollar	540,842	PLN	1,695,000	04/20/06	(16,867)
United States Dollar	3,419,594	THB	135,210,000	04/20/06	58,239
United States Dollar	1,170,501	TRY	1,797,304	04/27/07	73,140
United States Dollar	1,000,000	UAH	5,140,000	11/17/06	(24,210)

Total net unrealized depreciation on forward foreign currency contracts					$(131,045)

Currency Type Abbreviations:

EUR	Euro
PLN	Polish Zolty
THB	Thailand Baht
TRY	New Turkish Lira
UAH	Ukranian Hryvnia
USD	United States Dollar

94

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

FUTURES CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration			Unrealized
	Date	Proceeds	Value	Appreciation

U.S. Treasury Note Futures Sale Contracts:
5 Year U.S. Treasury Notes, 60 contracts	June 2006	$6,306,674	$6,266,250	$40,424

U.S. Interest Rate Futures Sale Contracts:
U.S Long Bond (Chicago Board of Trade), 130 contracts	June 2006	14,636,863	14,190,313	$446,550

Total net unrealized appreciation on futures contracts				$486,974

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2006 was $1,394,391

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

INTERNATIONAL BONDS
Non-Agency	0.84%
Commercial Banks	7.30
Construction & Engineering	0.10
Diversified Financial Services	3.23
Electric Utilities	4.06
Oil & Gas	1.76
Real Estate	0.73
Foreign Government Bonds	70.99

Total International Bonds	89.01	*
SHORT-TERM INVESTMENTS	6.62	*

TOTAL INVESTMENTS	95.63
CASH AND OTHER ASSETS, LESS LIABILITIES	4.37

NET ASSETS	100.00%

* The Fund held a short position in U.S. Treasury futures which increased the bond exposure from 89.01% to 89.43%. These adjustments resulted in a net increase to the Fund's exposure to Short-Term Investments from 6.62% to 7.04%.

95

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Bonds — 98.52%
U.S. Bonds — 97.85%
Asset-Backed Securities — 7.20%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	$1,787,988	$1,790,864
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,972,059	1,987,616
Conseco Finance, 01-C, Class M2†
5.899%, due 08/15/33	1,785,260	1,791,776
C.S. First Boston Mortgage Securities Corp., 05-AGE1, Class A2 (a)
4.640%, due 02/25/32	7,550,000	7,365,307
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A (a)
5.238%, due 12/25/32	109,591	109,882
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (a)
5.158%, due 06/25/33	782,057	784,312
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class A1 (a)
4.167%, due 06/25/24	1,396,468	1,386,282
First Franklin Mortgage Loan Asset-Backed Certificates, 05-FFA, Class M2 (a)
5.475%, due 03/25/25	5,559,000	5,358,703
Green Tree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	743,656	770,898
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	670,401	690,792
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	13,879,098	13,856,460
Green Tree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	7,607,305	7,621,117
Green Tree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31	2,185,000	2,195,827
Green Tree Financial Corp., 99-4, Class A5
6.970%, due 05/01/31	6,230,466	6,265,403
Greenpoint Manufactured Housing, 00-1, Class A2
7.600%, due 09/20/22	366,691	367,138
GSAMP Trust, 05-S2, Class B2 (a)
6.442%, due 11/25/34	4,000,000	3,908,018
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	16,000,000	15,999,776
Home Equity Mortgage Trust, 05-4, Class M1 (a)
5.484%, due 01/25/36	5,000,000	4,900,907
Irwin Home Equity, 05-C, Class 1M3 (a)
6.150%, due 04/25/30	5,000,000	4,899,944
Metris Master Trust, 04-2, Class C, 144A†
6.126%, due 10/20/10	4,000,000	4,023,124
Providian Gateway Master Trust, 04-AA, Class C, 144A†
5.649%, due 03/15/11	2,270,000	2,288,090
Providian Gateway Master Trust, 04-AA, Class D, 144A†
6.599%, due 03/15/11	3,510,000	3,563,749
Providian Gateway Master Trust, 04-BA, Class D, 144A†
6.149%, due 07/15/10	2,140,000	2,147,021
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	154,321	153,692

96

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Terwin Mortgage Trust, 06-1, Class 2M2, 144A (a)
4.250%, due 01/25/37	$3,500,000	$3,272,500
Wells Fargo Home Equity Trust, 05-3, Class M8†
6.218%, due 11/25/35	5,260,000	5,207,400
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	553,732	544,460
WFS Financial Owner Trust, 05-1, Class D
4.090%, due 08/17/12	1,403,456	1,377,538
World Financial Network Credit Card Master Trust, 04-B, Class C†
5.399%, due 07/15/10	4,500,000	4,502,442

		109,131,038

Commercial Mortgage-Backed Securities — 5.49%
Banc of America Large Loan, 05-ESHA, Class H, 144A†
5.840%, due 07/14/20	5,500,000	5,520,800
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A†
5.699%, due 09/15/18	7,500,000	7,504,095
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A†
5.949%, due 09/15/18	7,600,000	7,608,974
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
6.249%, due 11/15/13	2,117,034	2,116,737
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
5.348%, due 11/15/13	4,400,000	4,371,035
Commercial Mortgage Pass-Through Certificates, 06-CN2A, Class K, 144A†
5.750%, due 02/05/19	4,500,000	4,390,416
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	7,200,000	7,816,424
GS Mortgage Securities Corp. II, 06-CC1, Class A
1.000%, due 04/21/46	19,299,000	19,031,915
GS Mortgage Securities Corp., II, 98-GLII, Class D†
6.967%, due 04/13/31	6,000,000	6,188,894
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	5,275,000	5,624,543
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	3,460,000	3,731,873
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	3,250,000	3,528,849
Salomon Brothers Mortgage Securities VII, 03-CDCA, Class C, 144A†
5.299%, due 02/15/15	1,805,556	1,805,754
Wachovia Bank Commercial Mortgage Trust, 02-WHL, Class L, 144A†
7.749%, due 03/15/15	4,000,000	4,000,709

		83,241,018

Mortgage & Agency Debt Securities — 85.16%
Adjustable Rate Mortgage Trust, 05-1, Class CB1†
4.675%, due 05/25/35	4,974,471	4,814,782
Adjustable Rate Mortgage Trust, 05-3, Class CB1†
4.821%, due 07/25/35	9,409,141	9,049,495
Adjustable Rate Mortgage Trust, 05-11, Class CB2†
5.454%, due 02/25/36	4,378,186	4,217,524
Adjustable Rate Mortgage Trust, 05-12, Class CB2†
5.764%, due 03/25/36	4,652,656	4,528,174
Adjustable Rate Mortgage Trust, 06-1, Class 5A1†
6.121%, due 03/25/36	18,628,008	18,724,967

97

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

American Home Mortgage Investment Trust, 06-1, Class 2M1
5.300%, due 12/25/35	$7,861,000	$7,594,156
Banc of America Mortgage Securities, 02-K, Class 1A1†
6.398%, due 10/20/32	3,052,543	3,066,239
Bank of America Alternative Loan Trust, 04-10, Class 2CB1
6.000%, due 11/25/34	3,862,557	3,836,037
Bank of America Alternative Loan Trust, 05-8, Class 2CB1
6.000%, due 09/25/35	12,541,641	12,468,565
Bear Stearns Adjustable Rate Mortgage Trust, 05-1, Class B1†
4.896%, due 03/25/35	7,882,236	7,738,139
Bear Stearns Adjustable Rate Mortgage Trust, 05-3, Class B1†
5.137%, due 06/25/35	7,065,650	6,838,224
Bear Stearns Alt-A Trust, 05-2, Class 2B2†
5.256%, due 04/25/35	6,183,937	5,973,297
Bear Stearns Alt-A Trust, 06-2, Class 22A1†
6.000%, due 03/25/36	17,025,000	17,062,242
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.365%, due 11/25/31	1,104,638	1,100,142
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	4,738,363	4,784,503
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	3,651,941	3,652,732
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	2,466,211	2,473,673
C.S. First Boston Mortgage Securities Corp., 05-8, Class 8A1
7.000%, due 09/25/35	13,216,344	13,550,889
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	3,831,383	3,809,731
C.S. First Boston Mortgage Securities Corp., 05-11, Class 1A1
6.500%, due 12/25/35	12,876,381	13,041,366
C.S. First Boston Mortgage Securities Corp., 05-11, Class 4A1
7.000%, due 12/25/35	11,551,293	11,714,335
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36	14,406,721	14,496,397
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	73,215	73,247
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	4,110,914	4,127,129
Countrywide Alternative Loan Trust, 04-J10, Class 4CB1
6.500%, due 10/25/34	5,747,351	5,778,924
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	2,045,114	2,070,331
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	2,897,451	2,902,125
Countrywide Alternative Loan Trust, 05-36, Class 4A2†
5.341%, due 08/25/35	4,235,743	4,170,221
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Clas 1A1†
5.424%, due 03/20/36	14,776,868	14,650,224
Credit Suisse Mortgage Capital Certificates, 06-2, Class 3A1
6.500%, due 03/25/36	17,270,235	17,483,419
Federal Home Loan Mortgage Corp.
4.506%, due 01/01/35†	6,375,005	6,250,655
4.521%, due 03/01/35†	8,738,727	8,535,325
4.563%, due 11/01/34†	4,643,722	4,553,128
4.608%, due 12/01/34†	4,928,636	4,836,604
5.703%, due 02/01/36†	8,077,735	8,109,640

98

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

5.828%, due 11/01/35†	$12,000,000	$12,080,799
5.912%, due 02/01/36†	10,385,155	10,491,736
6.000%, due 02/01/36†	11,729,009	11,832,687
6.164%, due 02/01/36†	10,244,349	10,381,784
6.199%, due 03/01/30†	1,258,529	1,282,269
Federal Home Loan Mortgage Corp. Strip †† (b)
4.500%, due 10/01/35	10,326,023	2,704,517
6.500%, due 08/01/28	3,404,441	799,784
6.500%, due 06/01/31	4,102,790	969,016
Federal Home Loan Mortgage Corp. Strip PO (b)
0.000%, due 01/01/32	3,096,847	2,384,518
0.000%, due 11/01/33	9,428,927	6,807,297
0.000%, due 02/01/35	9,012,702	6,805,696
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, REMIC, T-42, Class A5
7.500%, due 02/25/42	4,946,695	5,123,702
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	189,485	192,377
Federal Home Loan Mortgage Corp., REMIC, 2148, Class ZA
6.000%, due 04/15/29	8,178,653	8,080,061
Federal Home Loan Mortgage Corp., REMIC, 2178, Class PB
7.000%, due 08/15/29	2,999,547	3,069,612
Federal Home Loan Mortgage Corp., REMIC, 2297, Class NB
6.000%, due 03/15/16	270,000	273,538
Federal Home Loan Mortgage Corp., REMIC, 2426, Class GH
6.000%, due 08/15/30	2,242,748	2,255,544
Federal Home Loan Mortgage Corp., REMIC, 2430, Class UC
6.000%, due 09/15/16	1,618,784	1,632,663
Federal Home Loan Mortgage Corp., REMIC, 2773, Class EW †† (b)
4.500%, due 05/15/10	6,115,795	148,052
Federal Home Loan Mortgage Corp., REMIC, 2978, Class JD
5.500%, due 08/15/31	11,000,000	10,822,013
Federal Home Loan Mortgage Corp., REMIC, 3005, Class U1 †† (b)
0.750%, due 06/15/31	27,706,853	711,324
Federal Home Loan Mortgage Corp., REMIC, 3033, Class 01 †† (b)
5.500%, due 10/15/22	9,395,572	652,368
Federal Home Loan Mortgage Corp., REMIC, 3036, Class NC
5.000%, due 03/15/31	10,581,000	10,193,480
Federal Home Loan Mortgage Corp., REMIC, 3062, Class HD
5.000%, due 06/15/31	11,000,000	10,589,786
Federal Home Loan Mortgage Corp., REMIC, 3067, Class PH
5.500%, due 05/15/29	5,000,000	4,958,128
Federal Home Loan Mortgage Corp., REMIC, 3081, Class CN
5.500%, due 09/15/30	9,571,000	9,378,046
Federal Home Loan Mortgage Corp., REMIC, 3114, Class KC
5.000%, due 02/15/30	18,000,000	17,139,375
Federal Home Loan Mortgage Corp., Gold
5.500%, due 08/01/14	6,963,369	6,932,811
5.500%, due 09/01/17	66,266	65,882
5.500%, due 12/01/17	437,350	434,814
5.500%, due 01/01/18	259,686	258,180
5.500%, due 04/01/18	207,687	206,413
5.500%, due 11/01/18	9,718,721	9,662,375
5.500%, due 07/01/19	294,811	292,903
5.500%, due 06/01/20	452,706	449,766
5.500%, due 11/01/23	8,775,257	8,650,821
5.500%, due 02/01/24	7,927,956	7,811,870
6.000%, due 12/01/13	1,059,543	1,072,195
6.000%, due 12/01/17	225,097	227,866
6.000%, due 05/01/21	7,160,529	7,210,573
6.000%, due 10/01/22	6,752,752	6,797,261

99

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

6.000%, due 04/01/23	$1,794,353	$1,805,453
6.000%, due 03/01/29	215,299	215,931
6.000%, due 08/01/29	6,059,057	6,079,054
6.000%, due 10/01/29	4,120,934	4,134,535
6.000%, due 12/01/30	3,149,647	3,157,055
6.000%, due 03/01/31	33,617	33,716
6.000%, due 03/01/32	2,503,362	2,508,272
6.000%, due 01/01/34	3,147,114	3,150,961
6.500%, due 01/01/29	719,019	736,536
6.500%, due 02/01/29	11,250,944	11,524,092
6.500%, due 04/01/29	8,146	8,344
6.500%, due 06/01/29	1,040,385	1,065,679
6.500%, due 07/01/29	1,272,426	1,303,425
6.500%, due 09/01/29	2,328,712	2,385,227
6.500%, due 11/01/29	363,631	372,490
6.500%, due 03/01/32	4,213,916	4,307,245
6.500%, due 10/01/32	6,024,245	6,154,030
6.500%, due 11/01/32	337,169	344,433
7.000%, due 07/01/12	402,183	413,970
7.000%, due 04/01/32	2,768,616	2,851,406
7.000%, due 07/01/32	4,186,352	4,311,536
7.000%, due 02/01/36	2,156,283	2,219,400
7.500%, due 08/01/09	23,461	23,941
7.500%, due 07/01/11	497,541	516,036
7.500%, due 02/01/24	1,354,665	1,418,127
7.500%, due 05/01/24	1,084,634	1,136,002
8.000%, due 07/01/25	173,724	185,307
8.000%, due 11/01/27	161,572	172,345
8.000%, due 01/01/30	48,768	51,962
8.000%, due 02/01/34	3,088,078	3,290,305
Federal National Mortgage Association
3.284%, due 09/01/33†	1,697,122	1,695,921
4.247%, due 03/01/34†	2,246,213	2,200,284
4.504%, due 07/01/34†	5,021,657	5,028,586
4.547%, due 12/01/34†	6,575,931	6,446,367
4.603%, due 02/01/35†	4,051,130	3,950,625
4.670%, due 03/01/35†	5,195,791	5,114,028
4.682%, due 04/01/35†	8,451,437	8,323,443
4.699%, due 03/01/35†	390,564	383,795
4.893%, due 05/01/35†	575,144	566,587
5.000%, due 10/01/10	908,934	899,170
5.001%, due 06/01/35†	464,160	458,569
5.076%, due 01/01/35†	6,210,924	6,140,747
5.500%, due 12/01/17	12,709,419	12,645,209

100

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

5.500%, due 09/01/19	$10,353,510	$10,294,194
5.500%, due 01/01/23	4,011,074	3,955,063
5.500%, due 02/01/23	8,690,419	8,565,386
5.500%, due 07/01/23	8,094,529	7,978,070
5.500%, due 11/01/23	186,707	182,968
5.500%, due 02/01/24	9,243,106	9,110,121
5.500%, due 04/01/24	5,593,611	5,510,091
5.500%, due 03/01/33	142,565	139,438
5.500%, due 06/01/33	15,105,938	14,794,149
5.500%, due 07/01/33	9,407,317	9,201,005
5.500%, due 10/01/33	4,477,792	4,379,590
5.500%, due 11/01/34	4,545,196	4,443,185
5.671%, due 02/01/36†	7,701,096	7,746,821
5.688%, due 01/01/36†	14,246,062	14,336,470
5.694%, due 01/01/36†	15,573,507	15,626,820
5.850%, due 02/01/36†	17,991,508	18,101,076
6.000%, due 03/01/12	1,326,143	1,348,678
6.000%, due 07/01/17	622,037	630,740
6.000%, due 08/01/17	82,666	83,816
6.000%, due 12/01/17	7,949,313	8,059,880
6.000%, due 04/01/18	2,288,417	2,320,461
6.000%, due 02/01/19	2,652,401	2,672,393
6.000%, due 01/01/20	3,631,565	3,680,769
6.000%, due 02/01/20	2,296,161	2,327,272
6.000%, due 02/01/22	2,193,957	2,207,140
6.000%, due 06/01/23	2,059,526	2,071,066
6.000%, due 01/01/24	1,946,736	1,951,405
6.000%, due 03/01/28	1,480,937	1,484,575
6.000%, due 12/01/28	747,316	749,152
6.000%, due 02/01/29	597,797	599,266
6.000%, due 03/01/29	1,080,454	1,083,109
6.000%, due 04/01/29	2,043,597	2,048,705
6.000%, due 05/01/29	1,004,000	1,006,467
6.000%, due 07/01/29	3,250,698	3,259,729
6.000%, due 12/01/29	5,009,878	5,022,187
6.000%, due 06/01/31	1,149,712	1,152,586
6.000%, due 06/01/33	97,667	97,719
6.000%, due 11/01/34	7,409,948	7,413,067
6.000%, due 01/01/35	4,163,152	4,164,903
6.500%, due 12/01/14	2,613,546	2,675,190
6.500%, due 04/01/16	1,185,339	1,218,615
6.500%, due 08/01/16	155,293	159,008
6.500%, due 06/01/17	2,623,267	2,686,127
6.500%, due 10/01/18	284,794	284,669
6.500%, due 10/01/27	3,593,979	3,684,323
6.500%, due 08/01/28	1,165,634	1,195,135
6.500%, due 09/01/28	67,582	69,292
6.500%, due 12/01/28	3,119,075	3,198,016
6.500%, due 01/01/29	574,104	588,536
6.500%, due 04/01/29	3,242,141	3,324,041
6.500%, due 06/01/29	3,277,750	3,360,355
6.500%, due 07/01/29	458,552	470,108
6.500%, due 08/01/29	1,487,449	1,524,935
6.500%, due 12/01/29	12,436,292	12,750,743
6.500%, due 05/01/30	106,838	109,541
6.500%, due 10/01/30	2,176,126	2,230,968
6.500%, due 07/01/31	164,670	168,475

101

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

6.500%, due 11/01/31	$79,052	$80,879
6.500%, due 04/01/32	6,024,737	6,159,745
7.000%, due 04/01/18	161,948	161,944
7.000%, due 05/01/26	845,312	872,427
7.000%, due 03/01/31	377,370	389,475
7.000%, due 11/01/31	1,414,051	1,457,824
7.000%, due 04/01/32	3,940,717	4,059,552
7.000%, due 06/01/32	887,912	914,938
7.000%, due 10/01/33	1,463,999	1,508,224
7.000%, due 01/01/34	1,975,952	2,036,671
7.500%, due 03/01/16	439,220	460,321
7.500%, due 02/01/27	588,486	615,391
7.500%, due 05/01/31	255,933	267,403
8.000%, due 11/01/22	534,241	567,379
9.500%, due 11/01/09	673,201	703,143
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	1,243,124	1,273,662
Federal National Mortgage Association Grantor Trust, 01-T3, Class A1
7.500%, due 11/25/40	357,683	366,673
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	2,905,650	3,006,851
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	2,330,664	2,410,202
Federal National Mortgage Association Grantor Trust, REMIC, 01-T10, Class A2
7.500%, due 12/25/41	4,772,483	4,941,452
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	1,497,070	1,521,644
Federal National Mortgage Association Interest Strip †† (b)
5.000%, due 08/01/35	18,185,359	4,665,927
5.500%, due 02/01/33	17,676,638	4,113,592
5.500%, due 02/01/36	11,306,722	2,725,663
6.000%, due 05/01/29	9,135,840	2,157,745
6.000%, due 10/01/35	6,490,614	1,231,067
6.000%, due 10/01/35†	2,510,718	484,241
6.500%, due 10/01/35†	2,920,433	579,715
6.500%, due 10/01/35	3,360,442	667,499
6.500%, due 11/01/31	1,513,422	345,762
Federal National Mortgage Association Interest Strip PO (b)
0.000%, due 02/01/32	3,025,330	2,319,627
0.000%, due 04/01/32	2,747,196	2,109,538
0.000%, due 07/01/32	3,198,887	2,468,869
0.000%, due 01/01/32	14,639,291	10,731,901
0.000%, due 09/01/33	17,643,998	12,438,635
0.000%, due 12/01/33	5,971,175	4,511,922
0.000%, due 08/01/34	11,089,557	8,083,436
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	313,135	335,949
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	3,374,923	3,453,099
Federal National Mortgage Association Whole Loan, REMIC, 02-W1, Class 2A
7.500%, due 02/25/42	512,608	529,582
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A†
5.173%, due 08/25/42	2,057,715	2,089,598

102

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Federal National Mortgage Association Whole Loan, REMIC, 04-W1, Class 3A†
4.992%, due 01/25/43	$3,068,058	$3,138,782
Federal National Mortgage Association Whole Loan, REMIC, 04-W8, Class 3A
7.500%, due 06/25/44	4,259,296	4,436,177
Federal National Mortgage Association Whole Loan, REMIC, 04-W12, Class 1A3
7.000%, due 07/25/44	2,546,491	2,596,017
Federal National Mortgage Association Whole Loan, REMIC, 04-W15, Class 1A3
7.000%, due 08/25/44	2,517,239	2,558,543
Federal National Mortgage Association, 93-106, Class Z
7.000%, due 06/25/13	94,495	97,177
Federal National Mortgage Association, REMIC, 97-M3, Class Z†
7.012%, due 03/17/20	5,291,635	5,357,596
Federal National Mortgage Association, REMIC, 98-73, Class MZ
6.300%, due 10/17/38	8,133,696	8,422,201
Federal National Mortgage Association, 02-53, Class PD
6.000%, due 01/25/32	3,392,910	3,437,010
Federal National Mortgage Association, REMIC, 05-56, Class PO (b)
0.000%, due 07/25/35	3,722,749	2,854,414
Federal National Mortgage Association, REMIC, 05-86, Class AI †† (b)
6.000%, due 10/25/35	10,729,598	2,495,798
Federal National Mortgage Association, REMIC, 05-109, Class PB
6.000%, due 01/25/34	12,000,000	12,136,403
Federal National Mortgage Association, REMIC, 03-14, Class BI †† (b)
6.000%, due 10/25/14	1,328,894	170,461
Federal National Mortgage Association, REMIC, 03-22, Class MI †† (b)
6.500%, due 04/25/33	4,237,397	1,024,521
Federal National Mortgage Association, REMIC, 03-44, Class IO †† (b)
6.500%, due 06/25/33	6,025,661	1,419,121
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.327%, due 09/25/34	4,142,061	4,095,555
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1†
5.088%, due 02/25/35	1,517,668	1,517,824
GMAC Mortgage Corp. (b)(c)
11.625%, due 10/01/12	16,833	16,833
GMAC Mortgage Corp. Loan Trust, 06-AR2, Class 3A1†
6.108%, due 05/19/36	20,000,000	20,159,375
Government National Mortgage Association
5.125%, due 12/20/29†	63,835	64,388
5.125%, due 10/20/29†	32,650	32,934
6.000%, due 09/20/28	509,929	515,221
6.000%, due 11/20/28	178,459	180,311
6.000%, due 12/20/28	93,322	94,290
6.000%, due 01/15/29	38,285	38,787
6.000%, due 02/20/29	2,376,312	2,400,054
6.000%, due 04/20/29	428,012	432,288
6.000%, due 05/20/29	2,786,166	2,814,003
6.000%, due 06/20/29	204,576	206,620
6.000%, due 07/15/29	2,899,650	2,937,668
6.000%, due 08/20/29	169,628	171,323
6.000%, due 09/20/29	469,103	473,790
6.000%, due 08/20/33	2,489,778	2,512,969
6.000%, due 02/20/34	3,444,991	3,470,064
6.500%, due 10/15/24	892,766	923,985
6.500%, due 08/15/27	198,155	205,591
6.500%, due 11/15/27	1,502,225	1,558,596
6.500%, due 03/15/28	61,969	64,322
6.500%, due 10/15/28	975,435	1,012,469

103

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

6.500%, due 11/15/28	$391,730	$406,603
6.500%, due 01/15/29	47,680	49,509
6.500%, due 05/15/29	915,290	950,408
6.500%, due 12/15/29	74,719	77,586
6.500%, due 04/15/31	1,187,333	1,231,352
6.500%, due 09/15/32	556,572	577,144
7.000%, due 03/15/12	895,274	926,048
7.000%, due 07/15/25	1,332,386	1,389,853
7.000%, due 04/15/26	396,148	413,421
7.000%, due 06/15/27	72,600	75,795
7.000%, due 08/20/29	456,456	472,416
7.000%, due 07/15/31	555,950	579,825
7.500%, due 06/15/27	108,918	114,452
8.000%, due 09/15/17	1,541,270	1,635,469
8.000%, due 11/15/20	273,297	291,402
8.000%, due 12/15/22	62,102	66,369
8.000%, due 12/15/23	300,598	321,560
8.500%, due 12/15/17	1,572,660	1,687,507
Government National Mortgage Association, REMIC, 02-23, Class PD
6.500%, due 06/16/31	1,581,601	1,595,512
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	489,115	505,264
GSMPS Mortgage Loan Trust, 04-4, Class 1AF, 144A†
5.218%, due 06/25/34	5,278,876	5,305,795
GSR Mortgage Loan Trust, 05-4F, Class 3A1
6.500%, due 04/25/20	9,000,827	9,150,741
Homebanc Mortgage Trust, 04-1, Class 2A†
5.248%, due 08/25/29	3,174,393	3,180,417
Indymac Index Mortgage Loan Trust, 04-AR4, Class B1†
4.789%, due 08/25/34	9,768,135	9,505,157
Indymac Index Mortgage Loan Trust, 04-AR6, Class 1A†
5.479%, due 10/25/34	4,213,519	4,251,597
Indymac Index Mortgage Loan Trust, 05-AR1, Class B1†
5.322%, due 03/25/35	7,935,403	7,838,794
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1†
5.449%, due 04/25/35	7,490,822	7,422,066
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1†
5.409%, due 06/25/35	9,051,382	8,981,969
JPMorgan Alternative Loan Trust, 05-S1, Class 1A10
6.500%, due 12/25/35	4,312,869	4,342,610
JPMorgan Alternative Loan Trust, 05-S1, Class 1A5
6.000%, due 12/25/35	5,847,178	5,813,148
JPMorgan Alternative Loan Trust, 06-S1, Class 1A19
6.500%, due 03/25/36	14,175,058	14,264,405
Lehman XS Trust, 05-8, Class 2A3 (a)
6.000%, due 12/25/35	16,000,000	15,687,500
Merrill Lynch Mortgage Investors, Inc (b)
0.000%, due 12/31/49	19,000,000	19,095,742
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (b)
1.000%, due 08/25/28	96,610,629	883,082
MLCC Mortgage Investors, Inc., 04-E, Class XA †† (b)
1.362%, due 11/25/29	132,958,073	1,828,174
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.455%, due 09/25/34	6,303,883	6,396,474

104

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

Morgan Stanley Morgage Loan Trust, 06-1AR, Class 2A†
6.052%, due 02/25/36	$14,228,112	$14,282,579
RAAC Series, 04-SP2, Class A1†
6.007%, due 01/25/32	5,294,564	5,304,899
Residential Accredit Loans, Inc., 03-QS17, Class NB2
8.000%, due 09/25/33	2,168,179	2,243,957
Residential Accredit Loans, Inc., 05-QA4, Class M1†
5.313%, due 04/25/35	8,290,493	8,058,164
Residential Accredit Loans, Inc., 05-QA8, Class M1†
5.590%, due 07/25/35	9,028,979	8,912,780
Residential Funding Mortgage Sec I, 05-SA2, Class M1†
4.988%, due 06/25/35	6,250,360	6,056,559
Sequoia Mortgage Trust, 04-11, Class XAI †† (b)
0.574%, due 12/20/34	84,804,943	1,255,511
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	7,506,802	7,413,014
Structured Adjustable Rate Mortgage Loan Trust, 05-7, Class B11†
5.449%, due 04/25/35	8,984,453	8,802,307
Structured Adjustable Rate Mortgage Loan Trust, 05-11, Class B1†
5.443%, due 05/25/35	9,975,953	9,750,325
Structured Adjustable Rate Mortgage Loan Trust, 05-17, Class 4AX †† (b)
5.500%, due 08/25/35	5,922,791	938,392
Structured Asset Mortgage Investments, Inc., 04-AR8, Class X1 †† (b)
0.974%, due 05/19/35	98,509,169	2,000,967
Structured Asset Securities Corp., 02-23XS, Class A7 (a)
6.080%, due 11/25/32	17,391,000	17,226,259
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	6,575,822	6,536,783
Structured Asset Securities Corp., 04-5H, Class A3
5.500%, due 12/25/33	10,000,000	9,870,624
TBW, 06-1, Class 6A1
1.000%, due 03/25/36	14,177,000	14,390,123
Vendee Mortgage Trust, 98-2, Class 1G
6.750%, due 06/15/28	837,621	851,040
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32	155,498	153,671
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	3,592,782	3,423,698
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.390%, due 07/25/34	4,687,556	4,707,400
Wells Fargo Mortgage Backed Securities Trust, 05-AR5, Class B1†
5.050%, due 04/25/35	7,736,090	7,452,030
Wells Fargo Mortgage Backed Securities Trust, 05-AR9, Class B1†
4.355%, due 05/25/35	9,853,866	9,456,632

		1,291,403,766

Total U.S. Bonds		1,483,775,822

105

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount	Value

International Bonds — 0.67%
International Asset-Backed Securities — 0.67%
United Kingdom — 0.67%
Mound Financing PLC, 4A, Class 2C, 144A (a)
5.295%, due 02/08/42	$7,500,000	$7,500,000
Paragon Mortgages PLC, 7A, Class B1A, 144A†
5.499%, due 05/15/43	2,650,000	2,654,460

Total International Bonds		10,154,460

Total Bonds (Cost $1,527,074,796)		1,493,930,282

Total Investments — 98.52%
(Cost $1,527,074,796)		1,493,930,282
Cash and other assets, less liabilities — 1.48%		22,467,156

Net Assets — 100.00%		$1,516,397,438

NOTES TO SCHEDULE OF INVESTMENTS
              Aggregate cost for federal income tax purposes, which was substantially the same for book purposes was $1,527,074,796; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,760,300
Gross unrealized depreciation	(38,904,814)

Net unrealized depreciation	$(33,144,514)

†	Floating rate securities — The interest rate shown is the current rate as of March 31, 2006.
††
Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. These securities amounted to $115,600,727 or 7.62% of net assets.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2006. the value of this security amounted to $16,833 or 0.00% of net assets.
144A
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $90,174,406 or 5.95% of net assets.

PO
Principal Only Security — This security entitles the holder to receive principal from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

GMAC	General Motor Acceptance Corp.
GSMPS	Goldman Sachs Mortgage Pass-through Securities
MLCC	Merrill Lynch Credit Corp
RAAC	Redevelopment Authority of Allegheny County
REMIC	Real Estate Mortgage Investment Conduits.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.

106

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
Asset-Backed Securities	7.20%
Commercial Mortgage-Backed Securities	5.49
Mortgage & Agency Debt Securities	85.16

Total U.S. Bonds	97.85
INTERNATIONAL BONDS
International Asset-Backed Securities	0.67

TOTAL INVESTMENTS	98.52
CASH AND OTHER ASSETS, LESS LIABILITIES	1.48

NET ASSETS	100.00%

107

UBS Corporate Bond Relationship Fund – Schedule of Investments
March 31, 2006 (Unaudited)

	Face
	Amount	Value

Bonds — 97.96%
U.S. Corporate Bonds – 93.71%
Albertson’s, Inc.
8.000%, due 05/01/31	$560,000	$521,282
Allstate Corp.
7.200%, due 12/01/09	1,725,000	1,823,013
Altria Group, Inc.
7.750%, due 01/15/27	1,200,000	1,373,111
American Electric Power Co., Inc.
6.125%, due 05/15/06	1,036,000	1,037,087
American General Finance Corp.
5.375%, due 10/01/12	2,385,000	2,339,592
AT&T Corp. (a)
9.750%, due 11/15/31	3,775,000	4,507,588
AT&T, Inc.
6.450%, due 06/15/34	775,000	762,841
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	1,295,000	1,371,386
Avon Products, Inc.
7.150%, due 11/15/09	1,955,000	2,068,359
Bank of America Corp.
7.400%, due 01/15/11	7,850,000	8,484,476
Bank One Corp.
7.875%, due 08/01/10	7,125,000	7,769,214
BellSouth Corp.
6.550%, due 06/15/34	1,970,000	1,966,734
Boeing Capital Corp.
7.375%, due 09/27/10	1,925,000	2,073,637
Bombardier Capital, Inc.,144A
6.125%, due 06/29/06	2,875,000	2,875,000
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	2,050,000	2,072,529
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	1,375,000	1,546,544
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	1,280,000	1,231,968
6.500%, due 01/15/12	3,325,000	3,472,404
Capital One Financial Corp.
5.500%, due 06/01/15	2,500,000	2,426,385
Cendant Corp.
6.250%, due 01/15/08	1,860,000	1,881,743
Citigroup, Inc.
5.000%, due 09/15/14	11,500,000	11,006,650
5.625%, due 08/27/12	7,975,000	8,018,328
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	8,650,000	8,991,744
Computer Sciences Corp.
3.500%, due 04/15/08	1,575,000	1,516,698
ConAgra Foods, Inc.
6.750%, due 09/15/11	2,550,000	2,650,218
Coors Brewing Co.
6.375%, due 05/15/12	1,625,000	1,675,642

108

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Countrywide Home Loans, Inc.
3.250%, due 05/21/08	$2,805,000	$2,684,166
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	14,150,000	13,711,378
Devon Financing Corp. ULC
6.875%, due 09/30/11	2,570,000	2,724,786
Dominion Resources, Inc./VA
5.950%, due 06/15/35	2,105,000	1,940,799
Duke Energy Field Services LLC
7.875%, due 08/16/10	1,750,000	1,899,543
Enterprise Products Operating L.P.
6.875%, due 03/01/33	2,500,000	2,553,995
EOP Operating LP
7.250%, due 06/15/28	1,810,000	1,902,364
Erac U.S.A. Finance Co.,144A
8.000%, due 01/15/11	1,660,000	1,818,427
Exelon Generation Co. LLC
5.350%, due 01/15/14	3,775,000	3,664,453
FirstEnergy Corp., Series B
6.450%, due 11/15/11	3,100,000	3,207,678
Ford Motor Credit Co.
5.800%, due 01/12/09	37,945,000	34,653,537
Fortune Brands, Inc.
5.375%, due 01/15/16	4,450,000	4,271,444
FPL Group Capital, Inc.
6.125%, due 05/15/07	825,000	831,344
7.625%, due 09/15/06	525,000	530,143
General Electric Capital Corp.
6.000%, due 06/15/12	16,525,000	16,971,059
6.750%, due 03/15/32	5,700,000	6,347,400
General Motors Acceptance Corp.
6.875%, due 09/15/11	6,365,000	5,932,683
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	12,700,000	13,406,247
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	1,560,000	1,631,818
HSBC Bank USA N.A.
5.625%, due 08/15/35	5,000,000	4,644,830
HSBC Finance Corp.
6.750%, due 05/15/11	6,825,000	7,185,183

109

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

ICI Wilmington, Inc.
4.375%, due 12/01/08	$2,240,000	$2,159,662
International Lease Finance Corp.
3.500%, due 04/01/09	13,800,000	13,077,708
John Deere Capital Corp.
7.000%, due 03/15/12	1,900,000	2,037,269
Johnson Controls, Inc.
5.500%, due 01/15/16	2,100,000	2,036,548
JPMorgan Chase & Co.
5.150%, due 10/01/15	3,150,000	3,014,329
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	6,200,000	5,629,395
Kraft Foods, Inc.
5.625%, due 11/01/11	3,500,000	3,504,655
Kroger Co.
7.500%, due 04/01/31	1,985,000	2,181,469
Lockheed Martin Corp.
8.500%, due 12/01/29	1,650,000	2,142,261
Marathon Oil Corp.
6.125%, due 03/15/12	2,575,000	2,650,365
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	1,330,000	1,357,583
MBNA Corp.
7.500%, due 03/15/12	2,575,000	2,831,715
McKesson Corp.
7.750%, due 02/01/12	2,125,000	2,333,792
Metlife, Inc.
5.000%, due 11/24/13	3,500,000	3,359,317
Miller Brewing Co.,144A
5.500%, due 08/15/13	3,500,000	3,450,643
Morgan Stanley
5.375%, due 10/15/15	1,075,000	1,041,229
6.750%, due 04/15/11	12,325,000	12,973,911
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	1,900,000	2,406,441
News America, Inc.
6.200%, due 12/15/34	2,275,000	2,130,569
Norfolk Southern Corp.
5.257%, due 09/17/14	3,925,000	3,849,338
Pacific Gas & Electric Co.
6.050%, due 03/01/34	3,750,000	3,669,679
PPL Energy Supply LLC
6.400%, due 11/01/11	3,325,000	3,435,247
Progress Energy, Inc.
7.000%, due 10/30/31	1,550,000	1,665,777
Prologis 144A, REIT
5.625%, due 11/15/15	2,175,000	2,126,539
Safeway, Inc.
7.250%, due 02/01/31	1,765,000	1,870,335
Sempra Energy
7.950%, due 03/01/10	1,125,000	1,215,035
Sprint Capital Corp.
8.750%, due 03/15/32	4,325,000	5,407,362

110

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Time Warner, Inc.
7.625%, due 04/15/31	$1,835,000	$1,998,944
TXU Energy Co. LLC
7.000%, due 03/15/13	1,525,000	1,588,390
U.S. Bank N.A.
6.375%, due 08/01/11	2,400,000	2,501,417
Union Pacific Corp.
6.625%, due 02/01/08	950,000	969,707
6.700%, due 12/01/06	1,045,000	1,053,731
UnitedHealth Group, Inc.
5.800%, due 03/15/36	4,055,000	3,861,451
UST, Inc.
6.625%, due 07/15/12	1,400,000	1,452,972
Valero Energy Corp.
7.500%, due 04/15/32	3,225,000	3,707,815
Verizon New York, Inc., Series B
7.375%, due 04/01/32	2,250,000	2,282,137
Wachovia Bank N.A.
7.800%, due 08/18/10	4,350,000	4,740,017
Washington Mutual Bank F.A.
5.500%, due 01/15/13	5,500,000	5,435,930
Washington Mutual Preferred Funding Delaware,144A † (b)
6.534%, due 03/15/11	4,500,000	4,360,590
Washington Mutual, Inc.
5.625%, due 01/15/07	6,220,000	6,231,078
Waste Management, Inc.
7.375%, due 08/01/10	2,325,000	2,480,310
Wells Fargo & Co.
5.375%, due 02/07/35	750,000	695,955
Wells Fargo Bank N.A.
6.450%, due 02/01/11	8,675,000	9,038,248
Wyeth
5.500%, due 03/15/13	1,725,000	1,705,418

Total U.S. Corporate Bonds		365,639,733

International Bonds – 4.25%
International Corporate Bonds – 3.34%
Canada – 0.95%
Anadarko Finance Co.
7.500%, due 05/01/31	1,050,000	1,220,967
Bombardier, Inc.,144A
6.300%, due 05/01/14	1,425,000	1,307,438
Burlington Resources Finance Co.
6.680%, due 02/15/11	1,140,000	1,198,580

		3,726,985

Luxembourg – 1.34%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	1,500,000	1,421,259
6.375%, due 11/15/33	4,025,000	3,792,774

		5,214,033

111

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

United Kingdom – 1.05%
Abbey National PLC
7.950%, due 10/26/29	$1,360,000	$1,667,907
Royal Bank of Scotland Group PLC (b)
9.118%, due 03/31/10	2,165,000	2,425,858

		4,093,765

Total International Corporate Bonds		13,034,783

Sovereign/SupraNational Bond – 0.91%
Pemex Project Funding Master Trust
8.000%, due 11/15/12	3,250,000	3,542,500

Total International Bonds		16,577,283

Total Bonds (Cost $390,561,139)		382,217,016

	Shares

Short-Term Investments* – 0.66%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $2,590,045)	2,590,045	2,590,045

Total Investments – 98.62%
(Cost $393,151,184)		384,807,061
Cash and other assets, less liabilities – 1.38%		5,390,731

Net Assets – 100.00%		$390,197,792

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $393,151,184; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$739,556
Gross unrealized depreciation	(9,083,679)

Net unrealized depreciation	$(8,344,123)

†	Floating rate securities – The interest rate shown is the current rate as of March 31, 2006.
(a)	Step Bonds – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Perpetual Bond Security. The maturity date reflects the next call date.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $15,938,637 or 4.08% of net assets.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

112

UBS Corporate Bond Relationship Fund – Schedule of Investments
March 31, 2006 (Unaudited)

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

Bonds
U.S. Corporate Bonds
Aerospace & Defense	0.55%
Auto Components	0.52
Automobiles	3.51
Beverages	1.31
Capital Markets	7.80
Chemicals	0.55
Commercial Banks	9.71
Commercial Services & Supplies	2.18
Consumer Finance	5.11
Diversified Financial Services	26.28
Diversified Telecommunication Services	3.83
Electric Utilities	4.10
Food & Staples Retailing	1.17
Food Products	1.58
Gas Utilities	0.31
Health Care Providers & Services	0.99
Hotels, Restaurants & Leisure	0.42
Household Durables	1.09
Insurance	1.68
IT Services	0.39
Media	3.36
Multi-Utilities & Unregulated Power	1.44
Oil & Gas	4.91
Personal Products	0.53
Pharmaceuticals	0.97
Real Estate	1.38
Road & Rail	1.90
Thrifts & Mortgage Finance	4.80
Tobacco	0.72
Wireless Telecommunication Services	0.62

Total U.S. Corporate Bonds	93.71

INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.33
Commercial Banks	1.05
Diversified Telecommunication Services	1.34
Oil & Gas	0.62

Total International Corporate Bonds	3.34
Sovereign/SupraNational Bonds	0.91

Total International Bonds	4.25
TOTAL BONDS	97.96
SHORT-TERM INVESTMENT	0.66

TOTAL INVESTMENTS	98.62
CASH AND OTHER ASSETS, LESS LIABILITIES	1.38

NET ASSETS	100.00%

113

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Bonds — 97.55%
U.S. Bonds — 92.10%
U.S. Corporate Bonds — 92.10%
Activant Solutions, Inc., 144A †
10.530%, due 04/01/10	$3,500,000	$3,570,000
AK Steel Corp.
7.875%, due 02/15/09	4,350,000	4,371,750
American Cellular Corp., Series B
10.000%, due 08/01/11	5,150,000	5,587,750
Berry Plastics Corp.
10.750%, due 07/15/12	3,500,000	3,850,000
Century Aluminum Co.
7.500%, due 08/15/14	2,600,000	2,704,000
Cenveo Corp.
9.625%, due 03/15/12	5,375,000	5,784,844
Cincinnati Bell, Inc.
8.375%, due 01/15/14	3,950,000	4,014,187
Cooper-Standard Automotive, Inc.
8.375%, due 12/15/14	5,025,000	3,919,500
Dynegy Holdings, Inc., 144A
10.125%, due 07/15/13	6,000,000	6,874,200
General Motors Acceptance Corp.
6.125%, due 02/01/07	10,950,000	10,780,965
7.250%, due 03/02/11	18,150,000	17,199,739
Giant Industries, Inc.
8.000%, due 05/15/14	4,350,000	4,491,375
Houghton Mifflin Co.
9.875%, due 02/01/13	4,600,000	4,945,000
Ingles Markets, Inc.
8.875%, due 12/01/11	1,500,000	1,567,500
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	4,150,000	4,004,750
Levi Strauss & Co.
12.250%, due 12/15/12	5,900,000	6,703,875
Mandalay Resort Group
6.500%, due 07/31/09	850,000	848,938
Mediacom LLC
9.500%, due 01/15/13	4,350,000	4,306,500
Omnova Solutions, Inc.
11.250%, due 06/01/10	2,600,000	2,749,500
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	3,500,000	3,421,250
Owens-Illinois, Inc.
7.350%, due 05/15/08	1,100,000	1,111,000
PolyOne Corp.
10.625%, due 05/15/10	4,800,000	5,196,000
River Rock Entertainment Authority
9.750%, due 11/01/11	3,700,000	3,996,000
Sheridan Group, Inc.
10.250%, due 08/15/11	5,050,000	5,195,187

114

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value

Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	$850,000	$867,000
8.750%, due 12/15/11	6,100,000	6,412,625
Stanadyne Corp.
10.000%, due 08/15/14	2,600,000	2,489,500
Whiting Petroleum Corp.
7.000%, due 02/01/14	3,000,000	2,970,000
Wynn Las Vegas Capital Corp.
6.625%, due 12/01/14	1,450,000	1,408,313

Total U.S. Corporate Bonds		131,341,248

International Bonds — 5.45%
International Corporate Bonds — 5.45%
Canada — 2.54%
Jean Coutu Group, Inc.
8.500%, due 08/01/14	3,950,000	3,624,125

Cayman Islands — 2.91%
Bluewater Finance Ltd.
10.250%, due 02/15/12	3,950,000	4,147,500

Total International Corporate Bonds		7,771,625

Total Bonds (Cost $139,018,020)		139,112,873

	Shares

Short-Term Investment* — 0.14%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $192,444)	192,444	192,444

Total Investments — 97.69%
(Cost $139,210,464)		139,305,317
Cash and other assets, less liabilities — 2.31%		3,299,203

Net Assets — 100.00%		$142,604,520

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $139,210,464; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,397,485
Gross unrealized depreciation	(1,302,632)

Net unrealized appreciation	$94,853

†	Floating rate security — The interest rate shown is the current rate as of March 31, 2006.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $10,444,200 or 7.32% of net assets.

115

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2006 (Unaudited)

Industry Diversification
As a Percentage of Net Assets
As of March 31, 2006 (Unaudited)

U.S. Corporate Bonds
Auto Components	4.50%
Chemicals	5.57
Commercial Services & Supplies	7.70
Consumer Finance	19.62
Containers & Packaging	5.88
Diversified Telecommunication Services	2.82
Energy Equipment & Services	4.82
Food & Staples Retailing	1.10
Hotels, Restaurants & Leisure	7.19
Media	11.59
Metals & Mining	4.96
Oil & Gas	5.23
Software	2.50
Textiles, Apparel & Luxury Goods	4.70
Wireless Telecommunications	3.92

Total U.S. Corporate Bonds	92.10
International Bonds
International Corporate Bonds
Energy Equipment & Services	2.91
Food & Staples Retailing	2.54

Total International Bonds	5.45
Total Bonds	97.55
SHORT-TERM INVESTMENT	0.14

TOTAL INVESTMENTS	97.69
CASH AND OTHER ASSET, LESS LIABILITIES	2.31

NET ASSETS	100.00%

116

UBS Short Duration Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value

Bonds — 97.99%
U.S. Bonds — 95.13%
U.S. Corporate Bonds — 16.27%
Bear Stearns Cos., Inc.
2.875%, due 07/02/08	$1,400,000	$1,328,485
General Electric Capital Corp.
4.125%, due 03/04/08	2,850,000	2,791,940
HSBC Finance Corp.
4.125%, due 03/11/08	1,125,000	1,100,902
5.836%, due 02/15/08	615,000	619,203
International Business Machines Corp.
3.800%, due 02/01/08	2,700,000	2,631,720
International Lease Finance Corp.
3.750%, due 08/01/07	2,000,000	1,956,944
John Deere Capital Corp.
3.900%, due 1/15/08	2,000,000	1,951,992
JPMorgan Chase & Co.
3.625%, due 05/01/08	1,400,000	1,353,096
Merrill Lynch & Co., Inc.
4.250%, due 09/14/07	2,000,000	1,970,466
Morgan Stanley
5.800%, due 04/01/07	1,400,000	1,406,397
SLM Corp.
3.625%, due 03/17/08	2,130,000	2,060,830
Tribune Co.
5.670%, due 12/08/08	1,500,000	1,495,185
Washington Mutual, Inc.
5.625%, due 01/15/07	1,400,000	1,402,493
Wells Fargo & Co.
4.000%, due 08/15/08	2,165,000	2,106,560

		24,176,213

Asset-Backed Securities — 38.13%
Capital Auto Receivables Asset Trust, 06-1, Class B
5.260%, due 10/15/10	900,000	893,467
Capital One Auto Finance Trust, 05-C, Class A3
4.610%, due 07/15/10	3,000,000	2,970,779
Capital One Master Trust, 01-6, Class C, 144A
6.700%, due 06/15/11	1,200,000	1,232,626
Citibank Credit Card Issuance Trust, 03-A3, Class A3
3.100%, due 03/10/10	1,245,000	1,196,918
Citibank Credit Card Issuance Trust, 05-B1, Class B1
4.400%, due 09/15/10	1,450,000	1,417,404
Drive Auto Receivables Trust, 05-3, Class A3, 144A
4.990%, due 10/15/10	1,100,000	1,092,652
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class M2†
5.717%, due 06/25/24	3,000,000	2,981,030
GE Equipment Small Ticket LLC, 05-1A, Class B, 144A
4.620%, due 12/22/14	2,200,000	2,166,438
GS Mortgage Securities Corp., II, 98-GLII, Class B†
6.575%, due 04/13/31	2,000,000	2,050,288
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	1,450,000	1,449,980

117

UBS Short Duration Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value

Hertz Vehicle Financing LLC, 05-2A, Class A2, 144A
4.930%, due 02/25/10	$1,850,000	$1,830,922
Home Equity Mortgage Trust, 05-4, Class M1(a)
5.484%, due 01/25/36	2,000,000	1,960,363
Home Equity Mortgage Trust, 06-1, Class A2 (a)
5.300%, due 05/25/36	1,300,000	1,290,571
Honda Auto Receivables Owner Trust, 03-3, Class A4
2.770%, due 11/21/08	2,800,000	2,746,400
Household Automotive Trust, 05-3, Class A3
4.800%, due 10/17/10	1,055,000	1,047,657
Hyundai Auto Receivables Trust, 04-A, Class B
3.460%, due 08/15/11	4,000,000	3,884,100
Hyundai Auto Receivables Trust, 06-A, Class C
5.340%, due 11/15/12	1,150,000	1,149,821
Long Beach Auto Receivables Trust, 05-B, Class A3
4.406%, due 05/15/10	2,850,000	2,811,462
M&I Auto Loan Trust, 03-1, Class A4
2.970%, due 04/20/09	2,338,000	2,285,346
MBNA Credit Card Master Note Trust, 06-A1, Class A1
4.900%, due 07/15/11	2,300,000	2,283,828
Navistar Financial Corp. Owner Trust, 04-B, Class C
3.930%, due 10/15/12	857,561	826,694
Nissan Auto Receivables Owner Trust, 05-C, Class A3
4.190%, due 07/15/09	2,555,000	2,516,603
Providian Gateway Master Trust, 04-DA, Class D, 144A
4.400%, due 09/15/11	2,100,000	2,071,453
Providian Gateway Master Trust, 04-EA, Class D, 144A †
5.679%, due 11/15/11	2,500,000	2,528,125
RAAC Series, 06-RP1, Class M4, 144A (a)
6.254%, due 10/25/45	1,314,905	1,314,905
Terwin Mortgage Trust, 06-2HGS, Class A2, 144A †
4.500%, due 03/25/37	1,430,000	1,379,664
WFS Financial Owner Trust, 04-2, Class A4
3.540%, due 11/21/11	3,000,000	2,939,133
WFS Financial Owner Trust, 04-4, Class A4
3.440%, due 05/17/12	1,400,000	1,355,410
Whole Auto Loan Trust, 03-1, Class A4
2.580%, due 03/15/10	3,034,000	2,989,489

		56,663,528

Commercial Mortgage-Backed Securities — 11.85%
Asset Securitization Corp., 96-MD6, Class A4†
6.879%, due 11/13/29	2,000,000	2,060,422
Banc of America Large Loan, 05-BOCA, Class H, 144A †
5.699%, due 12/15/16	1,200,000	1,202,289
Banc of America Large Loan, 05-ESHA, Class F, 144A †
5.490%, due 07/14/20	2,500,000	2,509,496
Bear Stearns Commercial Mortgage Securities, 04-ESA, Class G, 144A
5.377%, due 05/14/16	2,500,000	2,498,053
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A †
5.949%, due 09/15/18	1,400,000	1,401,653
GS Mortgage Securities Corp., II, 97-GL, Class A2D
6.940%, due 07/13/30	1,500,000	1,519,032

118

UBS Short Duration Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp., 04-C3, Class A1
3.765%, due 01/15/42	$1,510,953	$1,467,412
Morgan Stanley Capital I, 98-XL2, Class A2
6.170%, due 10/03/34	2,900,000	2,957,311
TW Hotel Funding 2005 LLC, 05-lLUX, Class K, 144A †
5.949%, due 01/15/21	2,000,000	2,000,012

		17,615,680

Mortgage & Agency Debt Securities — 24.20%
Ameriquest Mortgage Securities, Inc., 03-5, Class M3
6.009%, due 04/25/33	3,000,000	2,989,187
Countrywide Home Loan Mortgage Pass Through Trust, 05-24, Class A6
5.500%, due 11/25/35	2,348,298	2,337,511
Credit-Based Asset Servicing and Securitization, 05-CB6, Class A2 (a)
4.842%, due 07/25/35	3,000,000	2,974,613
Federal Home Loan Bank System
3.250%, due 10/26/07	2,000,000	1,944,884
Federal Home Loan Mortgage Corp.
4.625%, due 08/15/08	4,000,000	3,959,660
Federal Home Loan Mortgage Corp., 2857, Class J
6.000%, due 09/15/34	1,430,878	1,434,939
Federal Home Loan Mortgage Corp., 2915, Class KA
5.000%, due 06/15/24	1,340,829	1,331,736
Federal Home Loan Mortgage Corp., 2977, Class PA
5.000%, due 12/15/25	2,245,038	2,224,709
Federal Home Loan Mortgage Corp., 3018, Class UM
5.000%, due 09/15/26	2,747,832	2,727,144
Federal National Mortgage Association
4.500%, due 08/04/08	4,000,000	3,950,192
Federal National Mortgage Association, ARM Pool 841740 †
4.780%, due 09/01/2035	2,779,829	2,709,111
Federal National Mortgage Association, 05-13, Class PA
5.000%, due 03/25/27	2,551,631	2,526,814
First Horizon Asset Securities, Inc., 05-AR4, Class 2A1†
5.344%, due 10/25/35	2,600,681	2,573,558
RAAC Series, 06-RP1, Class M4, 144A (a)
6.254%, due 10/25/45	1,314,905	1,314,905
Wells Fargo Mortgage Backed Securities Trust, 04-F, Class A8†
4.733%, due 06/25/34	2,321,252	2,268,531

		35,952,589

U.S. Government Obligations — 4.68%
U.S. Treasury Notes
4.500%, due 02/15/09	3,000,000	2,973,984
4.625%, due 03/31/08	4,000,000	3,985,000

		6,958,984

Total U.S. Bonds		141,366,994

International Bonds — 2.86%
International Corporate Bonds — 2.86%
Cayman Islands — 1.92%
MM Community Funding II Ltd/MM Community Funding II Corp., 144A †
6.870%, due 12/15/31	2,800,000	2,851,800

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UBS Short Duration Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

	Face Amount	Value

United Kingdom — 0.94%
HBOS Treasury Services PLC, 144A
3.600%, due 08/15/07	$1,420,000	$1,390,283

Total International Corporate Bonds		4,242,083

Total Bonds (Cost $147,012,891)		145,609,077

	Shares

Short-Term Investments — 0.60%
Investment Company* — 0.55%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 4.81%	820,378	820,378

	Face
	Amount

U.S. Government Obligations — 0.05%
U.S. Treasury Bills,
yield of 4.29%, due 07/06/06 (b)	$75,000	74,126

Total Short-Term Investments (Cost $894,529)		894,504

Total Investments — 98.59%
(Cost $147,907,420)		146,503,581
Cash and other assets, less liabilities — 1.41%		2,095,269

Net Assets — 100.00%		$148,598,850

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $147,907,420; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$25,989
Gross unrealized depreciation	(1,429,828)

Net unrealized depreciation	$(1,403,839)

†	Floating rate securities – The interest rates shown are the current rates as of March 31, 2006.
(a)	Step Bonds - coupon rate increase in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	This security was pledged to cover margin requirements for future contracts.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $27,470,371 or 18.49% of net assets.
ARM	Adjustable Rate Mortgage
GSAMP	GS Mortgage Securities Corp.
RAAC	Redevelopment Authority of Allegheny County

120

UBS Short Duration Relationship Fund — Schedule of Investments
March 31, 2006 (Unaudited)

FUTURES CONTRACTS
UBS Short Duration Relationship Fund had the following open futures contracts as of March 31, 2006:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Appreciation

U.S. Treasury Futures Sale Contracts:
2 Year U.S. Treasury Note, 30 contracts	June 2006	$6,127,380	$6,115,781	$11,599

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at March 31, 2006 was $74,126.

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
U.S. Corporate Bonds
Capital Markets	3.17%
Commercial Banks	1.42
Computers & Peripheral	1.77
Consumer Finance	3.05
Diversified Financial Services	4.92
Media	1.00
Thrifts & Mortgage Finance	0.94

Total U.S. Corporate Bonds	16.27
Asset-Backed Securities	38.13
Commercial Mortgage-Backed Securities	11.85
Mortgage & Agency Debt Securities	24.20
U.S Government Obligations	4.68

Total U.S. Bonds	95.13
International Corporate Bonds
Commercial Banks	0.94
Diversified Financial Services	1.92

Total International Bonds	2.86	*
Total Bonds	97.99
SHORT-TERM INVESTMENTS	0.60	*

TOTAL INVESTMENTS	98.59
CASH AND OTHER ASSETS, LESS LIABILITIES	1.41

NET ASSETS	100.00%

*The Fund held a short position in U.S. Treasury futures which increased the bond exposure form 2.86% to 2.87%. This adjustment resulted in a net increase to the Fund's exposure to Short-Term investments from 0.60% to 0.61%.

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1) Investment Valuation

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations if market prices are not readily available, or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last available bid price prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, such developments may be determined to be so significant that they will materially affect the value of the Fund’s securities. Some Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded on foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. Previous closing prices may be adjusted to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

2) Short Sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on the securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash , U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

2) Swap Agreements

Total Return Swap Agreements

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

At March 31, 2006, UBS Emerging Markets Debt Relationship Fund had outstanding total return swap contracts with the following terms:

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	Notional	Termination	Payments made		Payments received		Unrealized
	Amount	Dates	by the Fund		by the Fund		Appreciation

USD	1,410,000	07/27/07	11.75	%†	4.57	%*	$117,187
EUR	1,290,000	07/27/07	2.0698	%**	11.00	%††	49,039
RUB	11,100,000	10/09/07	$417,160	^	7.58	%#	19,855
RUB	28,500,000	10/17/13	1,002,462	@	6.20	%(a)	33,996
EGP	750,000	10/31/06	121,227	@	0.00	%(b)	223
EGP	6,300,000	09/26/05	1,026,400	@	0.00	%(c)	1,935
BRL	1,400,000	05/15/45	785,423	@@	0.00	%(d)	25,225

							$247,460

*	Rate based on 6 month LIBOR (EUR-BBA)
**	Rate based on 12 month LIBOR (EUR-BBA)
†	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/11.
††	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/12.
^	Payment made 09/27/05 to fully fund the swap.
#	Rate is equal to the total return of OAO Gazprom 7.58% bond, due 10/09/07.
@	Payment made 11/02/05 to fully fund the swap.
@@	Payment made 2/15/2006 to fully fund the swap.
(a)	Rate is equal to the total return of the JSC VNESHTORGBANK 6.20% bond, due 10/17/13.
(b)	Rate is equal to the total return of the Arab Republic of Egypt T-bill, due 10/31/06.
(c)	Rate is equal to the total return of the Arab Republic of Egypt T-bill, due 09/26/06.
(d)	Rate is based on “IPCA”, the Consumer Price Index of Brazil.
LIBOR	London Interbank Offered Rate
BBA	British Banking Association
BRL	Brazilian Real
Currency Type Abbreviations:
EGP	Egyptian Pound
EUR	Euro
RUB	Russian Rubble
USD	United States Dollar

Interest Rate Swap Agreements
 The Funds may enter into interest rate swap agreements to protect them from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contracts to comply with the terms of the contracts. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps. The Funds accrue interim payments on the swap contracts on a daily basis, with the net amount also recorded within unrealized appreciation/depreciation.

At March 31, 2006 UBS Absolute Return Bond Relationship Fund and UBS U.S. Bond Relationship Fund had outstanding interest rate swap contracts with the following terms:

			Termination	Payments made	Payments received	Unrealized Appreciation/
	Notional Amount		Dates	by the Fund	by the Fund	(Depreciation)

UBS Absolute Return Bond Relationship Fund	USD	11,000,000	01/03/09	4.7460%*	4.8075%	$(90,990)
UBS Absolute Return Bond Relationship Fund	USD	3,000,000	01/03/17	4.9500	4.7460%*	103,939

						$12,949

* Rate based on 3 month LIBOR

123

			Termination	Payments made	Payments received	Unrealized Appreciation/
	Notional Amount		Dates	by the Fund	by the Fund	(Depreciation)

UBS U.S. Bond Relationship Fund	USD	23,000,000	01/03/09	4.7460%*	4.8075%	$(190,251)
UBS U.S. Bond Relationship Fund	USD	6,000,000	01/03/17	4.9500	4.7460%*	207,878

						$17,627

* Rate based on 3 month LIBOR

Currency Type Abbreviations:
USD	United States Dollar

3) Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (“the Advisor”). These investments, including investments of cash collateral for securities loaned, represented 15.68% of UBS Global Securities Relationship Fund’s total net assets at March 31, 2006. Amounts relating to those investments for the three months ended March 31, 2006 are summarized as follows:

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value

UBS Corporate Bond Relationship Fund	$25,850,000	—	—	$(233,529)	$33,239,392
UBS Emerging Markets Equity Relationship Fund	6,000,000	—	—	7,025,585	72,110,953
UBS High Yield Relationship Fund	6,000,000	—	—	789,034	24,638,924
UBS Small Cap Equity Relationship Fund	—	—	—	3,509,473	43,218,070
UBS U.S Securitized Mortgage Relationship Fund	94,100,000	—	—	124,641	94,224,641

	$131,950,000	—	—	$11,215,204	$267,431,980

The Funds may invest in shares of UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2006 and for the period then ended were summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Global Securities Relationship Fund	$649,551,295	$560,699,307	$2,480,622	$325,133,495	13.24%
UBS U.S. Large Cap Equity Relationship Fund	33,735,379	23,990,852	74,024	14,588,871	1.62
UBS Large Cap Select Equity Relationship Fund	381,903	420,757	1,545	131,603	1.12
UBS U.S. Large Cap Value Equity Relationship Fund	5,332,370	5,962,850	35,253	4,435,920	3.80
UBS Small Cap Equity Relationship Fund	43,067,997	30,562,574	157,887	24,571,939	4.59
UBS International Equity Relationship Fund	55,352,138	50,105,695	31,834	5,665,941	0.86
UBS Emerging Markets Equity Relationship Fund	91,004,461	85,283,456	124,801	13,687,708	2.03
UBS U.S. Cash Management Prime Relationship Fund	713,694,334	768,850,486	11,039,370	907,915,342	100.00
UBS U.S. Bond Relationship Fund	12,557,076	16,787,144	100,589	4,847,871	6.33
UBS High Yield Relationship Fund	17,593,624	15,055,385	47,068	3,435,504	3.03
UBS Emerging Markets Debt Relationship Fund	19,407,753	20,737,879	70,357	4,685,303	4.06
UBS U.S. Securitized Mortgage Relationship Fund	445,964,771	483,788,280	655,393	—	0.00
UBS Corporate Bond Relationship Fund	48,383,951	50,716,928	58,944	2,590,045	0.66
UBS Opportunistic High Yield Relationship Fund	19,279,249	25,716,569	34,827	192,444	0.14

124

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2006 and for the period ended, were as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Large Cap Growth Equity Relationship Fund	$12,274,465	$10,672,599	$13,063	$1,963,694	1.43%
UBS U.S Equity Alpha Relationship fund	14,819,791	16,510,289	9,888	268,576	0.09
UBS Absolute Return Bond Relationship Fund	6,892,456	14,891,899	118,387	1,000,557	2.46
UBS Short Duration Relationship Fund	18,199,083	17,721,650	28,352	820,378	0.55

4) Securities Lending

 The Funds may lend portfolio securities up to 33 1/3% of its net assets to qualified broker-dealers or financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund’s custodian acting as the Fund’s lending agent. The Fund earned negotiated lender’s fees, which are included in securities lending revenue. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in UBS Supplementary Trust—U.S. Cash Management Prime Fund, an affiliate, as shown in the Schedule of Investments. In addition, the UBS Global Securities Relationship Fund received U.S. Government Agency securities as collateral amounting to $42,758,734, which cannot be resold. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at March 31, 2006, were as follows:

Market Value of
	Market Value of	Total Collateral for	Investments of Cash
	Loaned	Securities	Collateral
Fund	Securities	Loaned	Received

UBS Global Securities Relationship Fund	$156,095,071	$160,461,323	$117,702,589

Cash collateral is invested in UBS Supplementary Trust—U.S. Cash Management Prime Fund, an affiliate.

5) Option Writing

Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters in a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

125

Written option activity for the quarter ended ended March 31, 2006 for UBS U.S. Bond Relationship Fund was as follows:

	Number of	Amount of
	Contracts	Premiums
	(000)	Received

Options outstanding at December 31, 2005	—	—
Options written	130	$25,919
Options terminated in closing purchase transactions	—	—
Option expired prior to exercise	—	—
Options exercised	—	—

Options outstanding at March 31, 2006	130	$25,919

6)     Subsequent Event

At a meeting held on December 7, 2006, the Board of Trustees approved a change of the name of the UBS Absolute Return Bond Relationship Fund to the UBS Absolute Return Investment Grade Bond Relationship Fund and changes to certain investment policies of the Fund, these changes are effective April 28, 2006.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to Shareholders dated December 31, 2005.

126

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 26, 2006

127